Registration No. 02-35570

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 42 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------


                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------

                         Telephone Number (515) 248-3842
                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JOHN W. BLOUCH, L.L.P.
Des Moines, Iowa  50392                  Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)
              immediately upon filing pursuant to paragraph (b)of Rule 485
          X   on May 1, 1998, pursuant to paragraph (b) of Rule 485
              60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
              75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------

     The Principal Variable Contracts Fund, Inc. described in this prospectus is a diversified, open-end management investment company which offers a variety of Accounts each of which was formerly a separately incorporated investment company. Together the Accounts provide the following range of investment objectives:

Capital Value Account (formerly known as Principal Capital Accumulation Fund, Inc.) seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Account may invest in other securities.

Government Securities Account (formerly known as Principal Government Securities Fund, Inc.) seeks a high level of current income, liquidity and safety of principal. The Account seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). Account shares are not guaranteed by the United States Government.

Money Market Account (formerly known as Principal Money Market Fund, Inc.) seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     An investment in the Money Market Account is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Accounts will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus concisely states information about the Principal Variable Contracts Fund, Inc. that an investor ought to know before investing. It should be read and retained for future reference.


     Additional information about the Fund has been filed with the Securities and Exchange Commission, including documents called Statements of Additional Information, dated May 1, 1998. The Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained free of charge by writing or telephoning:


                     Principal Variable Contracts Fund, Inc.
                                   a Member of
                          The Principal Financial Group
                              Des Moines, IA 50392
                            Telephone 1-800-247-4123

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   The date of this Prospectus is May 1, 1998


                                TABLE OF CONTENTS

                                                                            Page


     Summary  ............................................................... 2
     Financial Highlights.................................................... 4
     Investment Objectives, Policies and Restrictions........................ 6
     Certain Investment Policies and Restrictions............................ 9
     Manager and Sub-Adivsor ................................................10
     Duties Performed by the Manager and Sub-Advisor.........................11
     Managers' Comments......................................................11
     Determination of Net Asset Value of Account Shares......................13
     Performance Calculation.................................................13
     Income Dividends, Distributions and Tax Status..........................14
     Eligible Purchasers and Purchase of Shares..............................15
     Shareholder Rights .....................................................15
     Redemption of Shares....................................................16
     Additional Information..................................................16


     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, shares of the Accounts in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Fund's Manager.

SUMMARY

     The following summarized information should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

     The Principal Variable Contracts Fund, Inc. ("Fund") is an open-end diversified management investment company offering multiple Accounts.

Who may purchase shares of the Accounts?

     Shares of the Accounts are available only to Eligible Purchasers which are limited to: (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. The Board of Directors of the Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

What do the Accounts offer investors?

     Professional Investment Management: Experienced securities analysts provide each Account with professional investment management.

     Diversification: Each Account will diversify by investing in securities issued by a number of issuers doing business in a variety of industries, located in different geographical regions and/or securities which have varying maturities. Diversification reduces investment risk.

     Economies of Scale: Pooling individual shareholder's investments in any of the Accounts creates administrative efficiencies.

     Redeemability: Upon request each Account will redeem its shares and promptly pay the investor the current net asset value of the shares redeemed. See Redemption of Shares.

What are the Accounts' investment objectives?

     The investment objective of the Capital Value Account is long-term capital appreciation and its secondary investment objective is growth of investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks but the Account may invest in other securities.

     The investment objective of the Government Securities Account is to seek a high level of current income, liquidity and safety of principal. The Account seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). Account shares are not guaranteed by the United States Government.

     The investment objective of the Money Market Account is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     There can be no assurance that the investment objectives of any of the Accounts will be realized. See Investment Objectives, Policies and Restrictions.

Who serves as Manager for the Accounts?


     Principal Management Corporation (formerly known as Princor Management Corporation)("Manager"), a corporation organized in 1969 by Principal Mutual Life Insurance Company, is the Manager for each of the Accounts. It is also the dividend disbursing and transfer agent for the Fund. In order to provide investment advisory services for the Capital Value and Government Securities Accounts the Manager has executed sub-advisory agreements with Invista Capital Management, Inc. ("Invista" or "Sub-Advisor"). See Manager and Sub-Advisor.


What fees and expenses apply to ownership of shares of the Accounts?

     The following table depicts fees and expenses applicable to the purchase and ownership of shares of each of the Accounts.

                        ANNUAL ACCOUNT OPERATING EXPENSES
                     (As a Percentage of Average Net Assets)


                                         Management    Other     Total Operating
                     Account                Fee       Expenses      Expenses
                     -------             ----------   --------   ---------------
         Capital Value Account              .46%        .01%         .47%
         Government Securities Account      .50%        .02%         .52%
         Money Market Account               .50%        .05%         .55%


                                     EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period: Period (in years)


                      Account                 1        3        5       10
                      -------                --       ---      ---      ---
         Capital Value Account               $5       $15      $26      $59
         Government Securities Account       $5       $17      $29      $65
         Money Market Account                $6       $18      $31      $69


     This Example is based on the Annual Account Operating Expenses for each Account described above. Please remember that the Example should not be considered a representation of past or future expenses and that actual expenses may be greater or less than those shown.


     The purpose of the above table is to assist the investor in understanding the various expenses that an investor in the Accounts will bear directly or indirectly. The Fee Table and Example do not reflect expenses and charges of the Separate Accounts that invest in the Accounts. See Duties Performed by the Manager and Sub-Advisor.


FINANCIAL HIGHLIGHTS


     The following financial highlights are derived from financial statements which, for the five years in the period ended December 31, 1997, have been audited by Ernst & Young LLP, independent auditors, whose report has been incorporated by reference herein. The financial highlights should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein. Audited financial statements may be obtained by shareholders, without charge, by telephoning 1-800-451-5447. See page 6 for the Notes to Financial Highlights.

                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                              --------------------------------------------------------------
                                                                                     (except as noted)
                                                                                     -----------------
CAPITAL VALUE ACCOUNT(a)             1997      1996     1995    1994      1993   1992(b)  1992(c) 1991(c)  1990(c) 1989(c)   1988(c)
---------------------                ----      ----     ----    ----      ----   ----     ----    ----     ----    ----      ----
Net Asset Value,
   Beginning of Period.............  $29.84   $27.80   $23.44   $24.61   $25.19   $26.03  $23.35  $22.48   $23.63  $23.23     $27.51

Income from Investment Operations:
   Net Investment Income...........     .68      .57      .60      .62      .61      .31     .65     .74      .79     .77        .60

   Net Realized and Unrealized
     Gain (Loss) on Investments....    7.52     5.82     6.69    (.49)     1.32     1.84    2.70    1.22      .14    1.32     (1.50)
                                      -----    -----    -----   ------    -----    -----   -----   -----    -----   -----      -----
   Total from Investment Operations    8.20     6.39     7.29      .13     1.93     2.15    3.35    1.96      .93    2.09      (.90)

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.67)    (.58)    (.60)    (.61)    (.60)    (.64)   (.67)   (.79)    (.81)   (.68)      (.69)

   Distributions from Capital Gains  (2.76)   (3.77)   (2.33)    (.69)   (1.91)   (2.35)       -   (.30)   (1.27)  (1.01)     (2.69)
                                      -----    -----    -----   ------    -----    -----   -----   -----    -----   -----      -----
  Total Dividends and Distributions  (3.43)   (4.35)   (2.93)   (1.30)   (2.51)   (2.99)   (.67)  (1.09)   (2.08)  (1.69)     (3.38)
                                      -----    -----    -----   ------    -----    -----   -----   -----    -----   -----      -----
Net Asset Value,
   End of Period...................  $34.61   $29.84   $27.80   $23.44   $24.61   $25.19  $26.03  $23.35   $22.48  $23.63     $23.23
                                     ======   ======   ======   ======   ====== ========  ======  ======   ======  ======    =======
Total Return.......................  28.53%   23.50%   31.91%     .49%    7.79% 8.81%(d)  14.53%   9.46%    3.94%  10.02%    (2.67)%
                                     ======   ======   ======   ======   ====== ========  ======  ======   ======  ======    =======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................$285,231 $205,019 $135,640 $120,572 $128,515 $105,355 $94,596 $76,537  $74,008 $68,132    $62,696

   Ratio of Expenses to
     Average Net Assets............    .47%     .49%     .51%     .51%     .51%  .55%(e)    .54%    .53%     .56%    .57%       .60%

   Ratio of Net Investment Income
     to Average Net Assets.........   2.13%    2.06%    2.25%    2.36%    2.49% 2.56%(e)   2.65%   3.53%    3.56%   3.53%      2.76%

   Portfolio Turnover Rate.........   23.4%    48.5%    49.2%    44.5%    25.8% 39.7%(e)   34.8%   14.0%    30.2%   23.5%      26.7%

   Average Commission Rate.........  $.0451   $.0426      N/A      N/A      N/A      N/A     N/A     N/A      N/A     N/A        N/A

GOVERNMENT SECURITIES
---------------------
ACCOUNT(a)                             1997    1996    1995     1994     1993   1992(b)  1992(c)  1991(c) 1990(c) 1989(c)    1988(c)
-------                                ----    ----    ----     ----     ----   ----     ----     ----    ----    ----       ----
Net Asset Value,
   Beginning of Period.............  $10.31   $10.55    $9.38   $10.61  $10.28   $10.93   $10.24   $10.05  $10.05   $9.37      $9.47

Income from Investment Operations:
   Net Investment Income...........     .66      .59      .60      .76     .71      .40      .80      .80     .78     .80        .78

   Net Realized and Unrealized
     Gain (Loss) on Investments....     .41    (.24)     1.18   (1.24)     .33      .04      .71      .24       -     .34      (.09)
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
   Total from Investment Operations    1.07      .35     1.78    (.48)    1.04      .44     1.51     1.04     .78    1.14        .69

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.66)    (.59)    (.61)    (.75)   (.71)    (.78)    (.81)    (.81)   (.78)   (.46)      (.79)

   Distributions from Capital Gains       -        -        -       -        -        -        -       -       -       -           -

   Excess Distributions from
     Capital Gains(f) .............       -        -        -        -       -    (.31)    (.01)    (.04)       -       -          -
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
  Total Dividends and Distributions   (.66)    (.59)    (.61)    (.75)   (.71)   (1.09)    (.82)    (.85)   (.78)   (.46)      (.79)
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
Net Asset Value,
   End of Period...................  $10.72   $10.31   $10.55    $9.38  $10.61   $10.28   $10.93   $10.24  $10.05  $10.05      $9.37
                                     ======   ======   ======  =======  ====== ========   ======   ======  ======  ======     ======
Total Return.......................  10.39%    3.35%   19.07%  (4.53)%  10.07% 4.10%(d)   15.34%   10.94%   8.16%  12.61%      7.69%
                                     ======   ======   ======  =======  ====== ========   ======   ======  ======  ======     ======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $94,322  $85,100  $50,079  $36,121 $36,659  $31,760  $33,022  $26,021 $21,488 $15,890    $12,902

   Ratio of Expenses to
     Average Net Assets............    .52%     .52%     .55%     .56%    .55%  .59%(e)     .58%     .59%    .61%    .63%       .66%

   Ratio of Net Investment Income
     to Average Net Assets.........   6.37%    6.46%    6.73%    7.05%   7.07% 7.35%(e)    7.84%    8.31%   8.48%   8.68%      8.47%

   Portfolio Turnover Rate.........    9.0%     8.4%     9.8%    23.2%   20.4% 34.5%(e)    38.9%     4.2%   18.7%    3.7%       2.7%

   Average Commission Rate.........     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A     N/A        N/A

MONEY MARKET ACCOUNT(a)                1997    1996    1995     1994     1993   1992(b)  1992(c)  1991(c) 1990(c) 1989(c)    1988(c)
--------------------                   ----    ----    ----     ----     ----   ----     ----     ----    ----    ----       ----
Net Asset Value,
   Beginning of Period.............  $1.000   $1.000   $1.000   $1.000  $1.000   $1.000   $1.000   $1.000  $1.000  $1.000     $1.000

Income from Investment Operations:
   Net Investment Income...........    .051     .049     .054     .037    .027     .016     .046     .070    .077    .083       .064

   Net Realized and Unrealized
     Gain (Loss) on Investments....       -        -        -        -       -        -        -        -       -       -          -
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
   Total from Investment Operations    .051     .049     .054     .037    .027     .016     .046     .070    .077    .083       .064

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........  (.051)   (.049)   (.054)   (.037)  (.027)   (.016)   (.046)   (.070)  (.077)  (.083)     (.064)

   Distributions from Capital Gains       -        -        -       -        -        -        -        -       -       -          -
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
  Total Dividends and Distributions  (.051)   (.049)   (.054)   (.037)  (.027)   (.016)   (.046)   (.070)  (.077)  (.083)     (.064)
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
Net Asset Value,
   End of Period...................  $1.000   $1.000   $1.000   $1.000  $1.000   $1.000   $1.000   $1.000  $1.000  $1.000     $1.000
                                     ======   ======   ======   ======  ====== ========   ======   ======  ======  ======     ======
Total Return.......................   5.04%    5.07%    5.59%    3.76%   2.69% 1.54%(d)    4.64%    7.20%   8.37%   8.59%      6.61%
                                     ======   ======   ======   ======  ====== ========   ======   ======  ======  ======     ======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $47,315  $46,244  $32,670  $29,372 $22,753  $27,680  $25,194  $26,509 $26,588 $20,707    $14,571

   Ratio of Expenses to
     Average Net Assets............    .55%     .56%     .58%     .60%    .60%  .59%(e)     .57%     .56%    .57%    .61%       .64%

   Ratio of Net Investment Income
     to Average Net Assets.........   5.12%    5.00%    5.32%    3.81%   2.64% 3.10%(e)    4.54%    6.94%   8.05%   8.40%      6.39%

   Portfolio Turnover Rate.........     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A     N/A        N/A

   Average Commission Rate.........     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A     N/A        N/A

Notes to Financial Highlights

(a)  Effective January 1, 1998, the following Fund names were changed:
         Principal Capital Accumulation Fund, Inc. became Capital Value Account Principal Government Securities Fund, Inc. became Government Securities Account Principal Money Market Fund, Inc. became Money Market Account

(b) Effective July 1, 1992 the Account changed its fiscal year end from June 30 to December 31. This column represents the period July 1, 1992 to December 31, 1992.

(c)  Fiscal year end June 30.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded for financial statement purposes by the fund. The differences between the income and gains distributed on a book versus tax basis are shown in the Financial Highlights as excess distributions from net investment income and from capital gains.


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Account are described below. There can be no assurance that the objectives of the Accounts will be realized.

Capital Value Account

     The objective of Capital Value Account is long-term capital appreciation. A secondary objective is growth of investment income.


     The Account will invest primarily in common stocks, but may invest in other securities. In making selections for the Account's investment portfolio, the Sub-Advisor, Invista will use an approach described broadly as that of fundamental analysis which is discussed in the Statement of Additional Information. To achieve the investment objective, Invista will invest in securities that have "value" characteristics. This process is known as "value investing." Value investing is purchasing securities of companies with above average dividend yields and below average price to earnings (P/E) ratios. Securities chosen for investment may include those of companies which Invista believes can reasonably be expected to share in the growth of the nation's economy over the long term.


Government Securities Account

     The objective of Government Securities Account is a high level of current income, liquidity and safety of principal.

     The Account will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Account may maintain reasonable amounts of cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

     Cash equivalents in which the Account invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Account to have investment quality.


     Depending on market conditions, up to 55% of the assets may be invested in GNMA Certificates. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.


     GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA certificates, which are the only kind in which the Account intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.


     Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Account. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature). Therefore, may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages.
As a result, the net asset value of Account shares will fluctuate as interest rates change.


     Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Account at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.


     To the extent deemed appropriate by the Account's Sub-Advisor, Invista, the Account intends to purchase GNMA Certificates directly from Principal Mutual Life Insurance Company and other issuers as well as from securities dealers. The Account will purchase directly from issuers only if it can obtain a price advantage by not paying the commission or mark-up that would be required if the Certificates were purchased from a securities dealer. The Securities and Exchange Commission has issued an order under the Investment Company Act of 1940 that permits the Account to purchase GNMA Certificates directly from Principal Mutual Life Insurance Company subject to certain conditions.


     The FNMA and FHLMC securities in which the Account invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

     Student Loan Marketing Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Account invests are rated AAA by Standard & Poor's and Aaa by Moody's.

     There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by the agency and is traded regularly in denominations similar to those in which government obligations are traded.

     The Account will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Account's investment objective. Accordingly, the Account may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     As a hedge against changes in interest rates, the Account may enter into contracts with dealers in GNMA Certificates whereby the Account agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Account may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Account may also purchase optional delivery standby
commitments   which  give  the  Account  the  right  to  sell   particular  GNMA
Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Account. To the extent the Account engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Account at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Account becomes obligated to purchase securities on a delayed delivery basis, the Account has all the rights and risks attendant to the ownership of a security. At the time the Account enters into a binding obligation to purchase such securities, Account assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Account's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Account may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Account's total assets that may be committed to transactions in such agreements.

Money Market Account

     The Fund also includes an Account which invests primarily in short-term securities, the Money Market Account. Securities in which this Account invests may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     The Money Market Account will limit its portfolio investments to United States dollar denominated instruments that the board of directors determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. Eligible Securities include:

     (1) A security with the remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security that at the time of issuance was a long-term security that has a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) an unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     The Account will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Account (either initially or upon any subsequent rollover), are rated below the highest rating category for short-term debt obligations;

     (2) Securities which, at the time of issuance were long-term securities but when acquired by the Account have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, below the highest rating category for short-term obligations;

     (3) Securities which are unrated but are determined by the Fund's board of directors to be of comparable quality to securities rated below the highest rating category for short-term debt obligations.

     The Account will maintain a dollar-weighted average portfolio maturity of 90 days or less.

     The objective of the Money Market Account is to seek as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

     The Account intends to hold its investments until maturity. However, it may attempt from time to time to increase its yield by trading to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Account's right to borrow to facilitate redemptions may reduce the need for such sales. It is the Account's policy to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Account expects to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Account will pay any significant brokerage commissions. The Account is free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Accounts may use in an effort to achieve their respective investment objectives.

Diversification

     Each Account is subject to the diversification requirements of Section 817(h) of the Internal Revenue Code (the "Code") which must be met at the end of each quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring the Account to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the United States Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer.
Thus, the Government Securities Account intends to invest in U.S. Treasury securities and in securities issued by at least four U.S. Government agencies or instrumentalities in the amounts necessary to meet those diversification requirements at the end of each quarter of the year (or within thirty days thereafter).

     In the event any of the Accounts do not meet the diversification requirements of Section 817(h) of the Code, the contracts funded by shares of the Accounts will not be treated as annuities or life insurance for Federal income tax purposes and the owners of the Accounts will be subject to taxation on their share of the dividends and distributions paid by the Accounts.

Foreign Securities

     The Capital Value Account may invest up to 20% of its assets in foreign securities. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not considered "foreign securities," for purposes of this investment limitation. Investment in foreign securities presents certain risks including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. The Account's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Investment Hedges

     The Government Securities Account may purchase covered spread options, which give the Account the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Account does not own, but which is used as a benchmark. In addition, the Account may write call and put options on securities and securities indices to generate additional income, and it may purchase and sell those kinds of options, financial futures contracts and options on financial futures contracts in anticipation of a decline in the value of securities owned by the Account or an increase in the price of securities the Account plans to purchase. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. The Account will not invest more than 5% of its assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. The Account will also not invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options thereon. Risks associated with options transactions include the risk that movements in the market prices of underlying securities could cause the Account to lose the amount of the premium paid for an option or to have to sell securities for less than their current market price or purchase securities for more than their current market price, and the risk that trading markets could become illiquid thereby precluding closing transactions. Futures contracts have similar risks and, in addition, are subject to the risk of imperfect correlation between changes in the prices of futures contracts and the securities being hedged. A more complete statement of these investment practices and their associated risks is contained in the Fund's Statement of Additional Information.

Other Investment Practices

     Each of the Accounts may enter into repurchase agreements with, and the Government Securities Account may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Account if the other party should default on its obligations, and the Account is delayed or prevented from recovering on the collateral. See the Fund's Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by the Fund's Board of Directors to deal with those risks. None of the Accounts intends either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Account, would amount to more than 10% of its total assets or (ii) to loan securities in excess of 30% of its total assets.

     The Capital Value Account may invest in warrants up to 5% of its assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     As a matter of fundamental policy, each of the Accounts may borrow money only for temporary or emergency purposes. The Capital Value Account and Money Market Account may borrow only from banks. The Government Securities Account may borrow only in an amount not exceeding 5% of its assets. The Capital Value Account may borrow only in an amount not exceeding the lesser of (i) 5% of the value of the Account's assets less liabilities other than such borrowings, or
(ii) 10% of the Account's assets taken at cost at the time the borrowing is made. The Money Market Account may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made.


     The Statement of Additional Information includes further information concerning the Accounts' investment policies and applicable investment restrictions. Each Account's investment objective and certain investment restrictions designated as such in this Prospectus or the Statement of Additional Information are fundamental policies that may not be changed without shareholder approval. All other investment policies described in the Prospectus and the Statement of Additional Information for an Account are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval.

MANAGER AND SUB-ADVISOR


     The Manager for the Fund is Principal Management Corporation (formerly known as Princor Management Corporation) (the "Manager"), which is an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of December 31, 1997, the Manager served as investment advisor for 30 such funds with assets totaling approximately $5.3 billion.

     The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Capital Value and Government Securities Accounts. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at December 31, 1997 were approximately $26 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


      The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Account's portfolio. The persons primarily responsible for the day-to-day management of each Account are identified below:

                                  Primarily
        Account               Responsible Since                               Person Primarily Responsible
        -------               -----------------                               ----------------------------

Capital Value                November, 1996               Catherine A. Green, CFA, (MBA  degree, Drake University). Vice
                                                          President,  Invista Capital Management, Inc.


Government Securities        April, 1987                  Martin J.  Schafer  (BBA  degree,  University  of Iowa).  Vice  President,
Invista                      (Account's inception)        Capital Management, Inc.

DUTIES PERFORMED BY THE MANAGER AND SUB-ADVISOR

     Under Maryland law, the business and affairs of the Fund are managed under the direction of its Board of Directors. The Manager or Invista advises the Accounts on investment policies and on the composition of the Accounts' portfolios. In this connection, the Manager or Invista furnishes to the Board of Directors a recommended investment program consistent with each Account's investment objective and policies. The Manager is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.


     The Fund and the Manager have filed an application with the Securities and Exchange Commission seeking an exemptive order that would permit the Manager to appoint a Sub-Advisor or change a subadvisory agreement without approval by shareholders. If the SEC issues the requested order, the Fund would be able to change Sub-Advisors or the fees paid to Sub-Advisors from time to time without the expense and delays associated with obtaining shareholder approval of the change. The order would not permit the Manager to appoint a Sub-Advisor that is an affiliate of the Manager or the Fund (other than by reason of serving as Sub-Advisor to a portfolio) (an "Affiliated Sub-Advisor") or to change a subadvisory fee of an Affiliated Sub-Advisor without the approval of shareholders. Currently, Invista is an Affiliated Sub-Advisor. There is no assurance that the SEC will grant the requested ruling.

     The Fund would not rely on the requested SEC order as to any Account until the operation of that Account in the manner described in the application is approved by (1) contract owners who have allocated assets to that Account, or
(2) in the case of a new Account, the Account's sold initial shareholder before the Account is made available to contract owners.

     Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state or federal taxes, fees and expenses of all directors of the Fund who are not persons affiliated with the Manager, interest, fees for Custodian of the Account, and the cost of meetings of shareholders.

     The investment services and certain other services referred to under the heading "Cost of Manager's Services" in the Statements of Additional Information are furnished to the Accounts under the terms of a Management Agreement between the Fund and the Manager. The compensation paid by the Government Securities Account and Money Market Account to the Manager for the year ended December 31, 1997 was equal to .50% of their respective average net assets. The compensation paid by the Capital Value Account to the Manager for the fiscal year ended December 31, 1997 was equal to .46% of the Account's average net assets. For the fiscal year ended December 31, 1997, the fee paid by the Manager to the Sub-Advisor of the Capital Value and Government Securities Accounts were .06% and .03% respectively.Total expenses for the Accounts for the year ended December 31, 1997 were equal to the following percentage of average net assets:
Capital Value Account, .47%; Government Securities Account, .52%; and Money Market Account, .55%.


     The Manager or Invista may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between the Fund, the Manager and Principal Mutual Life Insurance Company provides that Principal
Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreement, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

     Among the expenses paid by each Account are its taxes (if any), brokerage commissions on portfolio transactions, interest, custodial fees, fees and expenses of unaffiliated directors and the cost of shareholder meetings. The Manager is the dividend disbursing and transfer agent for the Fund and also serves as investment advisor and dividend disbursing and transfer agent for each of the other funds sponsored by Principal Mutual Life Insurance Company.

MANAGERS' COMMENTS


     Principal Management Corporation is staffed with investment professionals who manage each individual Account. Comments by these individuals in the following paragraphs summarize in capsule form the general strategy and results of each Account through 1997. The accompanying graphs display results for the past 10 years or the life of the Account, whichever is shorter. Average Annual Total Return figures provided for each Account in the graphs below reflect all expenses of the Account and assume all distributions are reinvested at net asset value. The figures do not reflect expenses of the variable life insurance contracts or variable annuity contracts that purchase Account shares; performance figures for the divisions of the contracts would be lower than performance figures for the Accounts due to the additional contract expenses. Past performance is not predictive of future performance. Returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.


     The various indices included in the following graphs are unmanaged and do not reflect any commissions or fees which would be incurred by an investor purchasing the securities included in the index. Investors cannot invest directly into these or any indices.

CAPITAL VALUE ACCOUNT

Catherine A. Green

                  Total Returns *
              As of December 31, 1997
--------------------------------------------------
1 Year             5 Year              10 Year
 28.53%            17.80%               15.23%


           Comparison of Change in Value of $10,000 Investment in the
    Capital Value Account, S&P 500 and Lipper Growth and Income Fund Average
  ----------------------------------------------------------------------------


                    Capital              S&P 500                 Lipper
   Year Ended        Value                Stock              Growth & Income
  December 31,      Account               Index                Fund Average
                    10,000               10,000                  10,000
      1988          11,442               11,661                  11,601
      1989          13,294               15,356                  14,332
      1990          11,983               14,877                  13,694
      1991          16,617               19,412                  17,676
      1992          18,199               20,891                  19,264
      1993          19,618               22,992                  21,489
      1994          19,714               23,294                  21,287
      1995          26,004               32,037                  27,847
      1996          32,114               39,388                  33,634
      1997          41,277               52,525                  42,762

Note: Past performance is not predictive of future performance.

The Capital Value Account for 1997 was impacted by certain aspects of the market that were common in many equity mutual funds. Although it underperformed the S&P 500 Index over the latest calendar year, it was able to outperform the average Growth & Income Fund. The Account's exposure to the financial sector was a big plus for its performance. These types of companies continue to provide stable, strong earnings growth which has resulted in strong stock performance for these names.

1997 was a year of fairly high volatility in the market. After the first four months of the year the market was quite weak as concerns and fear of higher interest rates kept a lid on returns. The period through August was one of rebounding stocks and strong performance in certain sectors, including Technology. The fourth quarter brought growing fears of the Asian crisis moving to U.S. shores, and the subsequent stock activity was indeed quite dramatic. Those funds with major tech exposure that enjoyed the late summer period found themselves with stocks that had major reversals of fortune. Also, the third quarter brought concerns that some of the major consumer staple stocks would not be able to continue strong earnings growth without revenue growth to help out. This impacted some names that had been market leaders for several years. Account managers continue to monitor these economic and market changes both in the U.S. and abroad to determine when any inflection points may require changes to the portfolio.


Important Notes:
Standard and Poor's 500 Stock Index: an unmanaged index of 500 widely held common stocks representing industrial, financial, utility and transportation companies listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market.


Lipper Growth and Income Fund Average: this average consists of mutual funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. The one year average at December 31, 1997 contained 611 mutual funds.


GOVERNMENT SECURITIES ACCOUNT
Martin J. Schafer



                    Total Returns *
                As of December 31, 1997
--------------------------------------------------
1 Year               5 Year            10 Year
 10.39%               7.38%             9.36%


Comparison of Change in Value of $10,000 Investment in the Government Securities
  Account, Lehman Brothers Mortgage Index and Lipper U.S. Mortgage Fund Average
--------------------------------------------------------------------------------


                              Gov't        Lehman        Lipper
          Year Ended       Securities     Mortgage    U.S. Mortgage
          December 31,       Account       Index          Index
                              10,000       10,000         10,000
             1988             10,832       10,872         10,746
             1989             12,521       12,552         12,098
             1990             13,716       13,899         13,233
             1991             16,041       16,082         15,190
             1992             17,138       17,200         16,118
             1993             18,865       18,376         17,319
             1994             18,010       18,081         16,596
             1995             21,444       21,118         19,290
             1996             22,162       22,248         20,037
             1997             24,464       24,359         21,756

Note:  Past performance is not predictive of future performance.

Interest rates fell for most of 1997, which led to a very strong year for the Government Securities Account. The Account outperformed both the Lehman Brothers MBS Index as well as the Lipper U.S. Mortgage Fund Average, mostly due to its slightly longer duration.

Managers  added to  results  last  year by  identifying  and  selecting  certain undervalued sectors of mortgage-backed securities for a portion of the portfolio. These securities have now become very popular with Wall Street and other investors, resulting in an increase in value.

Managers believe the current portfolio is well positioned for the period ahead. The Account has a number of securities that are "seasoned" (e.g., original 30 year loans that have been outstanding for three years or more) and therefore valued more highly in the marketplace. The majority of the securities are priced below par, so prepayment risk is negligible. The current strategy of staying fully invested in generic MBS pass-throughs with a mix of coupons, supplemented with government agencies, has served the Account well and should continue going forward.


Important Notes:

Lehman Brothers Mortgage Index: an unmanaged index of 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).


Lipper U.S. Mortgage Fund Average: this average consists of mutual funds investing at least 65% of their assets in mortgage/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. The one year average at December 31, 1997 contained 59 mutual funds.


DETERMINATION OF NET ASSET VALUE OF ACCOUNT SHARES

     The net asset value of each Account's shares is determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange except on days on which changes in the value of the Account's portfolio securities will not materially affect the current net asset value of the Account's redeemable securities, on days during which the Account receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The net asset value per share of each Account is determined by dividing the value of the Account's securities plus all other assets, less all liabilities, by the number of Account shares outstanding.

     The portfolios of the Capital Value Account and Government Securities Account are valued as follows. Securities for which market quotations are readily available are valued using those quotations. Other securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board of Directors that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith by the Board of Directors of the Fund.

     As previously described, the Capital Value Account may purchase foreign securities, whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example Saturdays and other customary national U.S. Holidays, the Account's net asset value could be significantly affected on days when shareholders have no access to the Account.

     The Money Market Account values its securities at amortized cost. For a description of this calculation procedure see the Statement of Additional Information. The Money Market Account reserves the right to calculate or estimate its net asset value more frequently than once per day if it deems it desirable.

PERFORMANCE CALCULATION

     From time to time,  the  Accounts  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Accounts. The Accounts' yield and total return figures described below will vary depending upon market conditions, the composition of the Accounts' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Accounts' performance figures to performance figures published for other investment vehicles. The Accounts may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. Any performance data quoted for the Accounts represents only historical performance and is not intended to indicate future performance of the Accounts. The calculation of average annual total return and yield for the Accounts does not include fees and charges of the separate accounts that invest in the Accounts and, therefore, does not reflect the investment performance of those separate accounts. For further information on how the Accounts calculate yield and total return figures, see the Statement of Additional Information.

     The Capital Value Account and Government Securities Account may advertise their respective average annual total returns. Average annual total return for each Account is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment.

     The Money Market Account may advertise its "yield" and "effective yield." The "yield" of the Account refers to the income generated by an investment in the Account over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     The yield for the Money Market Account will fluctuate daily as the income earned on the investments of the Account fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Account is one of a series of Accounts issued by an open-end investment company and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Account is not insured. Investors comparing results of the Account with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Account.

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     It is the policy of each Account to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies it will be exempt from federal income tax upon the amounts so distributed to investors.

     Any dividends from the net investment income of the Accounts (except the Money Market Account) will normally be payable to the shareholders annually, and any net realized gains will be distributed annually. All dividends and capital gains distributions are applied to purchase additional Account shares at net asset value as of the payment date without the imposition of any sales charge.

     Each Account will notify shareholders of the portion of each distribution which constitutes investment income or capital gain. In view of the complexity of tax considerations, it is advisable for Eligible Purchasers considering the purchase of shares of the Accounts to consult with tax advisors on the federal and state tax aspects of their investments and redemptions.

Money Market Account

     The Money Market Account declares dividends of all its daily net investment income on each day the Account's net asset value per share is determined. Dividends are declared and payable daily and are automatically reinvested in full and fractional shares of the Account at the then current net asset value unless a shareholder requests payment in cash.

     Net investment income, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Account. Expenses of the Account are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of the Account.

     Since the Account's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect any capital gains or losses. If the Account does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Account realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of the Account (including realized gains and losses on the portfolio securities) is declared as a dividend each time the net income of the Account is determined, the net asset value per share of the Account normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Account, representing reinvestment of dividend income, is reflected by an increase in the number of shares of the Account in the account.

     Normally the Account will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net income of the Account determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. The Account may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investing in the Account. The Account may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors.

     The Board of Directors may revise the above dividend policy, or postpone the payment of dividends, if the Account should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse effect on shareholders.

ELIGIBLE PURCHASERS AND PURCHASE OF SHARES

     Only Eligible Purchasers may purchase shares of the Accounts. Eligible Purchasers are limited to (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. Such trustees or managers may purchase Account shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of the Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

     Each Account serves as an underlying investment medium for variable annuity contracts and variable life insurance policies that are funded in separate accounts established by Principal Mutual Life Insurance Company. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Accounts simultaneously. Although neither Principal Mutual Life Insurance Company nor the Accounts currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Account shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax law, (3) changes in the investment management of the Account, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

     Shares are purchased from Princor Financial Services Corporation, the principal underwriter for the Fund. There are no sales charges on the Accounts' shares. There are no restrictions on amounts to be invested in the Accounts' shares.


     Shareholder accounts for each Account will be maintained under an open account system. Under this system, an account is automatically opened and maintained for each new investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares then owned. The statement of account is treated by each Account as evidence of ownership of Account shares in lieu of stock certificates. Stock certificates will not be issued or delivered to investors. Certificates, which can be stolen or lost, are unnecessary except for special purposes such as collateral for a loan. Fractional interests in the Accounts' shares are reflected to three decimal places in the statement of account.


     If an offer to purchase shares is received by any of the Accounts before the close of trading on the New York Stock Exchange, the shares will be issued at the offering price (net asset value of Account shares) computed on that day. If an offer is received after the close of trading or on a day which is not a trading day, the shares will be issued at the offering price computed on the first succeeding day on which a price is determined. Dividends on the Money Market Account shares will be paid on the next day following the effective date of a purchase order.

SHAREHOLDER RIGHTS

     The following information is applicable to each Account of the Principal Variable Contracts Fund, Inc. Each Account share is entitled to one vote either in person or by proxy at all shareholder meetings for that Account. This includes the right to vote for the election of directors, selection of
independent   accountants  and  on  other  matters   submitted  to  meetings  of
shareholders of the Account. Each share of an Account has equal rights with every other share of the Account as to dividends, earnings, voting, assets and redemption. Shares are fully paid and non-assessable, and have no preemptive or conversion rights. Shares may be issued as full or fractional shares, and each fractional share has proportionately the same rights, including voting, as are provided for a full share. Shareholders of the Fund may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Account shareholders.

     The bylaws of the Fund provide that the Board of Directors of the Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue without a shareholder vote.

     The bylaws of the Fund also provide that the Fund need not hold an annual meeting of shareholders in any year in which none of the following is required to be acted on by shareholders under the Investment Company Act of 1940: election of directors; approval of investment advisory agreement; ratification of selection of independent public accountants; and approval of distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by the Board of Directors.

     Shareholder inquiries should be directed to the Fund at The Principal Financial Group, Des Moines, Iowa 50392.

     NON-CUMULATIVE VOTING: The Fund's shares have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of directors of the Fund can elect 100% of the directors if they choose to do so, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any directors.

     Principal Mutual Life Insurance Company votes each Account's shares allocated to each of its separate accounts registered under the Investment Company Act of 1940 and attributable to variable annuity contracts or variable life insurance policies participating therein in accordance with instructions received from contract or policy holders, participants and annuitants. Other shares of each Account held by each registered separate account, including those for which no timely instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Shares of each of the Accounts held in the general account of Principal Mutual Life Insurance Company or in its unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Mutual determines pursuant to applicable law that an Account's shares held in one or more separate accounts or in its general account need not be voted pursuant to instructions received with respect to participating contracts or policies, it then may vote those Account shares in its own right.

REDEMPTION OF SHARES

     Except for the third paragraph below, most of the following discussion of redemption procedures is relevant only to Eligible Purchasers other than variable annuity and variable life separate accounts of Principal Mutual Life Insurance Company, and its wholly-owned subsidiaries.


     Each Account will redeem shares upon request. There is no charge for redemption. A shareholder simply writes a letter to the appropriate Account requesting redemption of any part or all of the shares. The letter must be signed exactly as the account is registered. If payment is to be made to the registered shareholder or joint shareholders, the Account will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. The price at which the shares are redeemed will be the net asset value per share as next computed after the request is received by the Account in proper and complete form. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption.


     Redemption proceeds will be sent within three business days after receipt of request for redemption in proper form. However, each Account may suspend the right of redemption during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Account of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Account. An Account will redeem only those shares for which it has good payment. To avoid the inconvenience of such a delay, shares may be purchased with a certified check, bank cashier's check or money order. During the period prior to the time a redemption from the Money Market Account is effective, dividends on such shares will accrue and be payable and the shareholder will be entitled to exercise all other rights of beneficial ownership.

     Restricted Transfer: Shares of each of the Accounts may be transferred to an Eligible Purchaser. However, whenever any of the Accounts is requested to transfer shares to other than an Eligible Purchaser, the Account has the right at its election to purchase such shares at their net asset value next effective following the time at which the request for transfer is presented; provided, however, that the Account must notify the transferee or transferees of such shares in writing of its election to purchase such shares within seven (7) days following the date of such request and settlement for such shares shall be made within such seven-day period.

ADDITIONAL INFORMATION


     Organization: Effective January 1, 1998, certain Funds sponsored by Principal Mutual Life Insurance Company were reorganized into a series of the Principal Variable Contracts Fund, Inc., a corporation incorporated in the State of Maryland on May 27, 1997. The new series adopted the assets and liabilities of the corresponding Fund. Those Funds were incorporated in the state of Maryland on the following dates: Capital Accumulation Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Government Securities Fund - June 7, 1985; and Money Market Fund - June 10, 1986.


     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Accounts. The custodian performs no managerial or policymaking functions for the Accounts.

     Capitalization: The authorized capital stock of each Account consists of 100,000,000 shares of common stock (500,000,000 for Money Market Account), $.01 par value.


     Financial Statements: Copies of the financial statements of each Account will be mailed to each shareholder of that Account semi-annually. At the close of each fiscal year, each Account's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Account for their respective present fiscal years. Additional information about the performance of the Accounts is contained in these Statements. Copies may be obtained free of charge from Princor.


     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Fund has filed with the Securities and Exchange Commission. The Fund's Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of this Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning the Fund. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

     Principal   Underwriter:   Princor  Financial  Services  Corporation,   The
Principal Financial Group, Des Moines, Iowa 50392-0200, is the principal underwriter for the Fund.





     The Principal Variable Contracts Fund, Inc. described in this Prospectus is a diversified, open-end management investment company which offers a variety of Accounts each of which was formerly a separately incorporated investment company. Together the Accounts provide the following range of investment objectives:

                            Growth-Oriented Accounts
Balanced Account (formerly known as Principal Balanced Fund, Inc.) seeks to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Capital Value Account (formerly known as Principal Capital Accumulation Fund, Inc.) seeks to achieve primarily long-term capital appreciation and secondary growth of investment income through the purchase primarily of common stocks, but the Account may invest in other securities.

MidCap Account (formerly known as Principal Emerging Growth Fund, Inc.) seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

                            Income-Oriented Accounts

Bond Account (formerly known as Principal Bond Fund, Inc.) seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

High Yield Account (formerly known as Principal High Yield Fund, Inc.) seeks high current income. Capital growth is a secondary objective when consistent with the objective of high current income. The Account seeks to achieve its objective primarily through the purchase of high yielding, lower or non-rated fixed income securities commonly referred to as "junk bonds." Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. Purchasers should carefully assess the risks associated with an investment in this Account.

                              Money Market Account
Money Market Account (formerly known as Principal Money Market Fund, Inc.) seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     An investment in any of the Accounts is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Account will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus concisely states information about the Principal Variable Contracts Fund, Inc. that an investor ought to know before investing. It should be read and retained for future reference.


     Additional information about the Fund has been filed with the Securities and Exchange Commission, including a document called Statement of Additional Information, dated May 1, 1998. The Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained free of charge by writing or telephoning:


                     Principal Variable Contracts Fund, Inc.
                                   A Member of
                          The Principal Financial Group
                              Des Moines, IA 50392
                            Telephone 1-800-247-4123

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   The Date of this Prospectus is May 1, 1998.


                                TABLE OF CONTENTS

                                                                            Page


     Summary  ............................................................... 2
     Financial Highlights.................................................... 4
     Investment Objectives, Policies and Restrictions........................ 8
     Certain Investment Policies and Restrictions............................14
     Manager and Sub-Advisor  ...............................................15
     Duties Performed by the Manager and Sub-Advisor.........................16
     Managers' Comments......................................................16
     Determination of Net Asset Value of Account Shares......................20
     Performance Calculation.................................................20
     Income Dividends, Distributions and Tax Status..........................21
     Eligible Purchasers and Purchase of Shares..............................22
     Shareholder Rights .....................................................22
     Redemption of Shares....................................................23
     Additional Information..................................................24



     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, shares of the Fund in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Fund's Managers.

SUMMARY

     The following summarized information should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

     The Principal Variable Contracts Fund, Inc. ("Fund") is an incorporated, open-end diversified management investment company offering multiple accounts.

Who may purchase shares of the Accounts?

     Shares of the Accounts are available only to Eligible Purchasers which are limited to: (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. The Board of Directors of the Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

What do the Accounts offer investors?

     Professional Investment Management: Experienced securities analysts provide each Account with professional investment management.

     Diversification: Each Account will diversify by investing in securities issued by a number of issuers doing business in a variety of industries and/or located in different geographical regions. Diversification reduces investment risk.

     Economies of Scale: Pooling individual shareholder's investments in any of the Accounts creates administrative efficiencies.

     Redeemability: Upon request each Account will redeem its shares and promptly pay the investor the current net asset value of the shares redeemed. See Redemption of Shares.

What are the Accounts' investment objectives?

                            Growth-Oriented Accounts

     The investment objective of Balanced Account is to seek to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective.

     The primary investment objective of Capital Value Account is long-term capital appreciation and its secondary investment objective is growth of investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

     The  investment   objective  of  MidCap  Account  is  to  achieve   capital
appreciation by investing primarily in securities of emerging and other growth-oriented companies.


                            Income-Oriented Accounts

     The investment objective of Bond Account is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     The primary investment objective of High Yield Account is to seek high current income. Capital growth is a secondary objective when consistent with the objective of high current income. The Account will invest primarily in high yielding, lower or non-rated fixed income securities.

                              Money Market Account

     The investment objective of Money Market Account is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     There can be no assurance that the investment objectives of any of the Accounts will be realized. See Investment Objectives, Policies and Restrictions.

Who serves as Manager for the Accounts?

     Principal Management Corporation (formerly known as Princor Management Corporation)("Manager"), a corporation organized in 1969 by Principal Mutual Life Insurance Company, is the Manager for each of the Accounts. It is also the dividend disbursing and transfer agent for the Fund. In order to provide investment advisory services for the Balanced Account, Capital Value Account and MidCap Account, the Manager has executed a sub-advisory agreement with Invista Capital Management, Inc. ("Invista" or "Sub-Advisor"). See Manager and Sub-Advisor.

What fees and expenses apply to ownership of shares of the Accounts?

     The following table depicts fees and expenses applicable to the purchase and ownership of shares of each of the Accounts.


                        ANNUAL ACCOUNT OPERATING EXPENSES
                     (As a Percentage of Average Net Assets)
                                     Management      Other     Total Operating
                     Account             Fee       Expenses       Expenses
                     -------         ----------    --------    ---------------
          Balanced Account              .59%         .02%            .61%
          Bond Account                  .50%         .02%            .52%
          Capital Value Account         .46%         .01%            .47%
          High Yield Account            .60%         .08%            .68%
          MidCap Account                .62%         .02%            .64%
          Money Market Account          .50%         .05%            .55%


                                     EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                               Period (in years)
                                        -----------------------------------
                      Account            1        3         5          10
                      -------           --       ---       ---         ---
          Balanced Account              $6       $20       $34         $76
          Bond Account                  $5       $17       $29         $65
          Capital Value Account         $5       $15       $26         $59
          High Yield Account            $7       $22       $38         $85
          MidCap Account                $7       $20       $36         $80
          Money Market Account          $6       $18       $31         $69


     This Example is based on the Annual Account Operating expenses for each Account described above. Please remember that the Example should not be considered a representation of past or future expenses and that actual expenses may be greater or less than shown.

     The purpose of the above table is to assist you in understanding the various expenses that an investor in the Accounts will bear directly or indirectly. See Duties Performed by the Manager.

FINANCIAL HIGHLIGHTS


     The following financial highlights are derived from financial statements which, for the five years in the period ended December 31, 1997, have been audited by Ernst & Young LLP, independent auditors, whose report has been incorporated by reference herein. The financial highlights should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein. Audited financial statements may be obtained by shareholders, without charge, by telephoning 1-800-451-5447. See page 8 for the Notes to Financial Highlights.

                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                                                     (except as noted)
BALANCED ACCOUNT(a)                  1997      1996     1995    1994     1993    1992(b)  1992(c) 1991(c)  1990(c) 1989(c)1988(c)(d)
----------------                     ----      ----     ----    ----     ----    ----     ----    ----     ----    ----   ----
Net Asset Value,
    Beginning of Period............  $14.44   $13.97   $11.95   $12.77  $12.58    $12.93  $11.33   $10.79   $11.89  $11.75    $10.00

Income from Investment Operations:
   Net Investment Income...........     .46      .40      .45      .37     .42       .23     .47      .54      .60     .62       .27

   Net Realized and Unrealized
     Gain (Loss) on Investments....    2.11     1.41     2.44    (.64)     .95       .75    1.61      .59    (.48)     .30      1.51
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    2.57     1.81     2.89    (.27)    1.37       .98    2.08     1.13      .12     .92      1.78

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.45)    (.40)    (.45)    (.37)   (.42)     (.47)   (.48)    (.57)    (.63)   (.55)     (.03)

   Distributions from Capital Gains  (1.05)    (.94)    (.42)    (.18)   (.76)     (.86)       -    (.02)    (.59)   (.23)         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions  (1.50)   (1.34)    (.87)    (.55)  (1.18)    (1.33)   (.48)    (.59)   (1.22)   (.78)     (.03)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $15.51   $14.44   $13.97   $11.95  $12.77    $12.58  $12.93   $11.33   $10.79  $11.89    $11.75
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ====== =========
Total Return.......................  17.93%   13.13%   24.58%  (2.09)%  11.06%  8.00%(e)  18.78%   11.36%     .87%   8.55% 17.70%(e)
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ====== =========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................$133,827  $93,158  $45,403  $25,043 $21,399   $18,842 $17,344  $14,555  $13,016 $12,751   $11,469

Ratio of Expenses to
   Average Net Assets..............    .61%     .63%     .66%     .69%    .69%   .73%(f)    .72%     .73%     .74%    .74%   .80%(f)

Ratio of Net Investment Income
   to Average Net Assets...........   3.26%    3.45%    4.12%    3.42%   3.30%  3.71%(f)   3.80%    5.27%    5.52%   5.55%  4.96%(f)

Portfolio Turnover Rate............   69.7%    22.6%    25.7%    31.5%   15.8%  38.4%(f)   26.6%    27.1%    33.1%   29.3%  41.7%(f)

Average Commission Rate............  $.0394   $.0417      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

BOND ACCOUNT(a)                        1997    1996    1995     1994     1993    1992(b) 1992(c) 1991(c)  1990(c) 1989(c) 1988(c)(d)
------------                           ----    ----    ----     ----     ----     ----   ----    ----     ----    ----    ----
Net Asset Value,
   Beginning of Period.............  $11.33   $11.73   $10.12   $11.16  $10.77    $11.08  $10.64   $10.72   $10.92  $10.68    $10.00

Income from Investment Operations:
   Net Investment Income...........     .76      .68      .62      .72     .88       .45     .91      .94      .95    1.15       .32

   Net Realized and Unrealized
     Gain (Loss) on Investments....     .44    (.40)     1.62   (1.04)     .38       .13     .46    (.06)    (.21)     .17       .40
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    1.20      .28     2.24    (.32)    1.26       .58    1.37      .88      .74    1.32       .72

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.75)    (.68)    (.63)    (.72)   (.87)     (.89)   (.93)    (.96)    (.94)   (.96)     (.04)

   Distributions from Capital Gains       -        -        -        -       -         -       -        -        -   (.12)         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions   (.75)    (.68)    (.63)    (.72)   (.87)     (.89)   (.93)    (.96)    (.94)  (1.08)     (.04)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $11.78   $11.33   $11.73   $10.12  $11.16    $10.77  $11.08   $10.64   $10.72  $10.92    $10.68
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ======  ========
Total Return.......................  10.60%    2.36%   22.17%  (2.90)%  11.67%  5.33%(e)  13.57%    8.94%    7.15%  13.51%  6.06%(e)
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ======  ========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $81,921  $63,387  $35,878  $17,108 $14,387   $12,790 $12,024  $10,552   $9,658  $9,007   $17,598

Ratio of Expenses to
   Average Net Assets..............    .52%     .53%     .56%     .58%    .59%   .62%(f)    .62%     .63%     .64%    .64%   .58%(f)

Ratio of Net Investment Income
   to Average Net Assets...........  6.85%    7.00%    7.28%    7.86%   7.57%   8.10%(f)   8.47%    9.17%    9.09%   9.18%  8.11%(f)

Portfolio Turnover Rate............    7.3%     1.7%     5.9%    18.2%   14.0%   6.7%(f)    6.1%     2.7%     0.0%   12.2%  68.8%(f)

Average Commission Rate............     N/A      N/A      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                                                     (except as noted)
CAPITAL VALUE ACCOUNT(a)             1997      1996     1995    1994     1993    1992(b) 1992(c) 1991(c)  1990(c) 1989(c)  1988(c)
---------------------                ----      ----     ----    ----     ----    ----    ----    ----     ----    ----     ----
Net Asset Value,
   Beginning of Period.............  $29.84   $27.80   $23.44   $24.61   $25.19   $26.03  $23.35   $22.48   $23.63  $23.23    $27.51

Income from Investment Operations:
   Net Investment Income...........     .68      .57      .60      .62      .61      .31     .65      .74      .79     .77       .60

   Net Realized and Unrealized
     Gain (Loss) on Investments....    7.52     5.82     6.69    (.49)     1.32     1.84    2.70     1.22      .14    1.32    (1.50)
                                      -----    -----    -----    -----    -----    -----   -----    -----    -----   -----     -----
   Total from Investment Operations    8.20     6.39     7.29      .13     1.93     2.15    3.35     1.96      .93    2.09     (.90)

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.67)    (.58)    (.60)    (.61)    (.60)    (.64)   (.67)    (.79)    (.81)   (.68)     (.69)

   Distributions from Capital Gains  (2.76)   (3.77)   (2.33)    (.69)   (1.91)   (2.35)       -    (.30)   (1.27)  (1.01)    (2.69)
                                      -----    -----    -----    -----    -----    -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions  (3.43)   (4.35)   (2.93)   (1.30)   (2.51)   (2.99)   (.67)   (1.09)   (2.08)  (1.69)    (3.38)
                                      -----    -----    -----    -----    -----    -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $34.61   $29.84   $27.80   $23.44   $24.61   $25.19  $26.03   $23.35   $22.48  $23.63    $23.23
                                     ======   ======   ======   ======   ====== ========  ======   ======   ======  ======   =======
Total Return.......................  28.53%   23.50%   31.91%     .49%    7.79% 8.81%(e)  14.53%    9.46%    3.94%  10.02%   (2.67)%
                                     ======   ======   ======   ======   ====== ========  ======   ======   ======  ======   =======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................$285,231 $205,019 $135,640 $120,572 $128,515 $105,355 $94,596  $76,537  $74,008 $68,132   $62,696

   Ratio of Expenses to
     Average Net Assets............    .47%     .49%     .51%     .51%     .51%  .55%(f)    .54%     .53%     .56%    .57%      .60%

   Ratio of Net Investment Income
     to Average Net Assets.........   2.13%    2.06%    2.25%    2.36%    2.49% 2.56%(f)   2.65%    3.53%    3.56%   3.53%     2.76%

   Portfolio Turnover Rate.........   23.4%    48.5%    49.2%    44.5%    25.8% 39.7%(f)   34.8%    14.0%    30.2%   23.5%     26.7%

   Average Commission Rate.........  $.0451   $.0426      N/A      N/A      N/A      N/A     N/A      N/A      N/A     N/A       N/A

                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                                                     (except as noted)

HIGH YIELD ACCOUNT(a)                1997      1996     1995    1994     1993    1992(b) 1992(c) 1991(c)  1990(c) 1989(c)1988(c)(d)
------------------                   ----      ----     ----    ----     ----    ----    ----    ----     ----    ----   ----
Net Asset Value,
   Beginning of Period.............   $8.72    $8.39    $7.91    $8.62   $8.38     $8.93   $8.28    $8.96   $10.37  $11.01    $10.00

Income from Investment Operations:
   Net Investment Income...........     .76      .80      .76      .77     .80       .45     .92      .99     1.21    1.23       .67

   Net Realized and Unrealized
     Gain (Loss) on Investments....     .18      .30      .51    (.72)     .23     (.10)     .66    (.53)   (1.35)   (.45)       .49
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations     .94     1.10     1.27      .05    1.03       .35    1.58      .46    (.14)     .78      1.16

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.76)    (.77)    (.77)    (.76)   (.79)     (.90)   (.93)   (1.14)   (1.22)  (1.21)     (.15)

   Excess Distributions from
     Net Investment Income(g)......       -        -    (.02)        -       -         -       -        -        -       -         -

   Distributions from Capital Gains       -        -        -        -       -         -       -        -    (.05)   (.21)         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions   (.76)    (.77)    (.79)    (.76)   (.79)     (.90)   (.93)   (1.14)   (1.27)  (1.42)     (.15)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----

Net Asset Value,
   End of Period...................   $8.90    $8.72    $8.39    $7.91   $8.62     $8.38   $8.93    $8.28    $8.96  $10.37    $11.01
                                     ======   ======   ======   ======  ======  ========  ======   ======  =======  ====== =========
Total Return.......................  10.75%   13.13%   16.08%     .62%  12.31%  4.06%(e)  20.70%    6.35%  (1.46)%   7.88% 11.25%(e)
                                     ======   ======   ======   ======  ======  ========  ======   ======  =======  ====== =========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $15,837  $13,740  $11,830   $9,697  $9,576    $8,924  $8,556   $7,085   $6,643  $6,741    $6,703

Ratio of Expenses to
   Average Net Assets..............    .68%     .70%     .73%     .73%    .74%   .77%(f)    .77%     .82%     .83%    .95%   .78%(f)

Ratio of Net Investment Income
   to Average Net Assets...........   8.50%    9.21%    9.09%    9.02%   8.80% 10.33%(f)  11.00%   12.58%   13.07%  11.89% 11.71%(f)

Portfolio Turnover Rate............   32.0%    32.0%    35.1%    30.6%   28.7%  20.6%(f)   31.3%     6.4%    24.2%   27.8%  58.2%(f)

Average Commission Rate............     N/A      N/A      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                                                     (except as noted)

MIDCAP ACCOUNT(a)                    1997      1996     1995    1994     1993    1992(b) 1992(c) 1991(c)  1990(c) 1989(c)1988(c)(d)
--------------                       ----      ----     ----    ----     ----    ----    ----    ----     ----    ----   ----
Net Asset Value,
   Beginning of Period.............  $29.74   $25.33   $19.97   $20.79  $18.91    $15.97  $13.93   $14.25   $13.35  $12.85    $10.00

Income from Investment Operations:
   Net Investment Income...........     .24      .22      .22      .14     .17       .10     .21      .20      .24     .16       .05

   Net Realized and Unrealized
     Gain (Loss) on Investments....    6.48     5.07     5.57      .03    3.47      3.09    2.04      .50      .87    1.35      2.83
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    6.72     5.29     5.79      .17    3.64      3.19    2.25      .70     1.11    1.51      2.88

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.23)    (.22)    (.22)    (.14)   (.17)     (.21)   (.21)    (.23)    (.20)   (.11)     (.03)

   Distributions from Capital Gains   (.76)    (.66)    (.21)    (.85)  (1.59)     (.04)       -    (.79)    (.01)   (.90)         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions   (.99)    (.88)    (.43)    (.99)  (1.76)     (.25)   (.21)   (1.02)    (.21)  (1.01)     (.03)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $35.47   $29.74   $25.33   $19.97  $20.79    $18.91  $15.97   $13.93   $14.25  $13.35    $12.85
                                     ======   ======   ======   ======  ====== =========  ======   ======  =======  ====== =========
Total Return.......................  22.75%   21.11%   29.01%     .78%  19.28% 20.12%(e)  16.19%    5.72%    8.32%  13.08% 28.72%(e)
                                     ======   ======   ======   ======  ====== =========  ======   ======  =======  ====== =========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................$224,630 $137,161  $58,520  $23,912 $12,188    $9,693  $7,829   $6,579   $6,067  $5,509    $4,857

Ratio of Expenses to
   Average Net Assets..............    .64%     .66%     .70%     .74%    .78%   .81%(f)    .82%     .89%     .88%    .90%   .94%(f)

Ratio of Net Investment Income
   to Average Net Assets...........    .79%    1.07%    1.23%    1.15%    .89%  1.24%(f)   1.33%    1.70%    1.74%   1.31%   .64%(f)

Portfolio Turnover Rate............    7.8%     8.8%    13.1%    12.0%   22.4%   8.6%(f)   10.1%    11.1%    17.9%   21.4%   4.6%(f)

Average Commission Rate............  $.0371   $.0379      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

MONEY MARKET ACCOUNT(a)                1997    1996    1995     1994     1993    1992(b) 1992(c) 1991(c)   1990(c) 1989(c)   1988(c)
--------------------                   ----    ----    ----     ----     ----    ----    ----    ----      ----    ----      ----
Net Asset Value,
   Beginning of Period.............  $1.000   $1.000   $1.000   $1.000  $1.000    $1.000  $1.000   $1.000   $1.000  $1.000    $1.000

Income from Investment Operations:
   Net Investment Income...........    .051     .049     .054     .037    .027      .016    .046     .070     .077    .083      .064

   Net Realized and Unrealized
     Gain (Loss) on Investments....       -        -        -        -       -         -       -        -        -       -         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    .051     .049     .054     .037    .027      .016    .046     .070     .077    .083      .064

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........  (.051)   (.049)   (.054)   (.037)  (.027)    (.016)  (.046)   (.070)   (.077)  (.083)    (.064)

   Distributions from Capital Gains       -        -        -       -        -         -       -        -        -       -         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions  (.051)   (.049)   (.054)   (.037)  (.027)    (.016)  (.046)   (.070)   (.077)  (.083)    (.064)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $1.000   $1.000   $1.000   $1.000  $1.000    $1.000  $1.000   $1.000   $1.000  $1.000    $1.000
                                     ======   ======   ======   ======  ======  ========  ======   ======   ======  ======    ======
Total Return.......................   5.04%    5.07%    5.59%    3.76%   2.69%  1.54%(e)   4.64%    7.20%    8.37%   8.59%     6.61%
                                     ======   ======   ======   ======  ======  ========  ======   ======   ======  ======    ======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $47,315  $46,244  $32,670  $29,372 $22,753   $27,680 $25,194  $26,509  $26,588 $20,707   $14,571

Ratio of Expenses to
   Average Net Assets..............    .55%     .56%     .58%     .60%    .60%   .59%(f)    .57%     .56%     .57%    .61%      .64%

Ratio of Net Investment Income
   to Average Net Assets...........   5.12%    5.00%    5.32%    3.81%   2.64%  3.10%(f)   4.54%    6.94%    8.05%   8.40%     6.39%

Portfolio Turnover Rate............     N/A      N/A      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

Average Commission Rate............     N/A      N/A      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

Notes to Financial Highlights

(a)  Effective January 1, 1998, the following Fund names were changed:
         Principal Balanced Fund, Inc. became Balanced Account
         Principal Bond Fund, Inc. became Bond Account
         Principal Capital Accumulation Fund, Inc. became Capital Value Account Principal Emerging Growth Fund, Inc. became MidCap Account
         Principal High Yield Fund, Inc. became High Yield Account
         Principal Money Market Fund, Inc. became Money Market Account

(b) Effective July 1, 1992 the Account changed its fiscal year end from June 30 to December 31. This column represents the period July 1, 1992 to December 31, 1992.

(c)  Fiscal year end June 30.

(d) Period from December 18, 1987, date shares first offered to eligible purchasers, through June 30, 1988. Net investment income aggregating $.01 per share for the period from the initial purchase of shares on December 10, 1987 through December 17, 1987 was recognized, all of which was distributed to the Account's sole stockholder, Principal Mutual Life Insurance Company. This represented activity of the Account prior to the initial offering of shares to eligible purchasers.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded for financial statement purposes by the fund. The differences between the income and gains distributed on a book versus tax basis are shown in the Financial Highlights as excess distributions from net investment income and from capital gains.


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Account are described below. There can be no assurance that the objectives of the Accounts will be realized.

GROWTH-ORIENTED ACCOUNTS

     The Fund includes two Accounts which seek capital appreciation through investments in equity securities (Capital Value Account and MidCap Account) and one Account which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Account). These three Accounts are collectively referred to as the Growth-Oriented Accounts.

     The Growth-Oriented Accounts may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and American Depository Receipts based on any of the foregoing securities. The Capital Value and MidCap Accounts will seek to be fully invested under normal conditions in equity securities. When in the opinion of the Manager current market or economic conditions warrant, a Growth-Oriented Account may for temporary defensive purposes place all or a portion of its assets in cash, on which the Account would earn no income, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. A Growth-Oriented Account may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

Balanced Account

     The investment objective of the Balanced Account is to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the Manager's judgment do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.

     In seeking to achieve the investment objective, the Account invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Account may also invest in other equity securities, and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Account seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Manager will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Manager will be successful in achieving this goal.

     The portions of the Account's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Account's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Manager as to general market and economic conditions, trends in investment yields and interest rates and changes in fiscal or monetary policies.

     The Account may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Account may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Account's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Account may invest may be considered to include speculative characteristics and the Account may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. See the discussion of the High Yield Account for information concerning risks associated with below-investment grade bonds. The Account will not concentrate its investments in any industry.

     In selecting common stocks, the Manager seeks companies which the Manager believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Manager determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Manager may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Account may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Account may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

     The short-term money market investments in which the Account may invest include the following: U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Account will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of one billion dollars.

     The United States government securities in which the Account may invest include U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.

Capital Value Account

     The primary objective of the Capital Value Account is long-term capital appreciation. A secondary objective is growth of investment income.


     The Account will invest primarily in common stocks, but it may invest in other securities. In making selections for the Account's investment portfolio, the Sub-Advisor, Invista, will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. To achieve the investment objective, Invista will invest in securities that have "value" characteristics. This process is known as "value investing." Value investing is purchasing securities of companies with above average dividend yields and below average price to earnings (P/E) ratios. Securities chosen for investment may include those of companies which the Invista believes can reasonably be expected to share in the growth of the nation's economy over the long term.


MidCap Account


     The objective of the MidCap Account is to achieve capital appreciation. The strategy of this Account is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the MidCap Account may invest, for any period of time, in any industry, in any kind of growth-oriented company, whether new and unseasoned or well known and established. Under normal market conditions, the Account will invest at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. The Account may invest up to 10% of its assets in securities of foreign issuers. For a description of certain investment risks associated with foreign securities, see Certain Policies and Restrictions - Foreign Securities.


     There can be, of course, no assurance that the Account will attain its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Account invests, the Account believes that its shares are suitable only for persons who are prepared to experience above-average fluctuations in net asset value, to assume above-average investment risk in search of above-average return, and to consider the Account as a long-term investment and not as a vehicle for seeking short-term profits. Moreover, since the Account will not be seeking current income, investors should not view a purchase of Account shares as a complete investment program.

INCOME-ORIENTED ACCOUNTS

     The Fund currently includes two Accounts which seek a high level of income through investments in fixed-income securities (Bond Account and High Yield Account) collectively referred to as the "Income-Oriented Accounts." An investment in any of the Income-Oriented Accounts involves market risks associated with movements in interest rates. The market value of the Accounts' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Accounts' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due. Each Account's rating limitations apply at the time of acquisition of a security, and any subsequent change in a rating by a rating service will not require elimination of a security from the Account's portfolio. The Statement of Additional Information contains descriptions of ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").

Bond Account

     The investment objective of the Bond Account is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     In seeking to achieve the investment objective, the Account will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Account may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Account to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     Under normal circumstances, the Account will invest at least 65% of its assets, exclusive of cash items, in one or more of the following kinds of securities: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by Standard & Poor's Corporation (AAA, AA, A or BBB) or by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or which, if lower-rated or nonrated, are comparable in quality in the opinion of the Account's Manager;
(ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Account's assets may be invested in other fixed income securities, including domestic and foreign corporate debt securities or preferred stocks, in common stocks that provide returns that compare favorably with the yields on fixed income investments, and in common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Account invests may be convertible or nonconvertible. The Account does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB - by S & P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). See the discussion of the High Yield Account for information concerning risks associated with below investment grade bonds.


     Cash equivalents in which the Account invests include corporate commercial paper rated A-1+, A-1 or A-2 by Standard & Poor's or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by Standard & Poor's and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Account to have investment quality. Under unusual market or economic conditions, the Account may for temporary defense purposes invest up to 100% of its assets in cash or cash equivalents.

High Yield Account

     The High Yield Account's primary investment objective is high current income. Capital growth is a secondary objective when consistent with the objective of high current income. This Account is designed for investors willing to assume additional risk in return for above average income.

     In seeking to attain the Account's objective of high current income, the Account invests primarily in high yielding, lower or non-rated (high risk) fixed-income securities, commonly known as "junk bonds," constituting a diversified portfolio which the Account Manager believes does not involve undue risk to income or principal. Normally, at least 80% of the Account's assets will be invested in debt securities, convertible securities (both debt and preferred stock) or preferred stocks that are consistent with its primary investment objective of high current income. The Account's remaining assets may be held in cash or cash equivalents, or invested in common stocks and other equity securities when these types of investments are consistent with the objective of high current income.

     The Account seeks to invest its assets in securities rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Corporation ("S&P") or in unrated securities which the Account's Manager believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Account will not invest in securities rated Caa or lower by Moody's and CCC or lower by S&P.

     The rating services' descriptions of securities rating categories in which the Account may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B:
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the high end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The higher-yielding, lower-rated securities in which the High Yield Account invests present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for higher yielding, lower-rated securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the High Yield Account and the ability of the issuers of the securities held by it to pay principal and interest. A default by an issuer may result in the Account incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Account invests contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Account would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Account's net asset value per share.

     Investors should carefully consider their ability to assume the risks of investing in lower-rated securities before making an investment in the High Yield Account and should be prepared to maintain their investment during periods of adverse market conditions.
Investors should not rely on the Account for their short-term financial needs.


     The Account seeks to minimize the risks of investing in lower-rated securities through diversification, investment analysis and attention to current developments in interest rates and economic conditions. Because the Account invests primarily in securities in the lower rating categories, the achievement of the Account's goals is more dependent on the Manager's ability than would be the case if the Account were investing in securities in the higher rating categories. Although the Account's Manager considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. There are risks in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities, and credit rating agencies may fail to make timely changes in credit ratings to reflect subsequent events. The Manager's analysis includes traditional security analysis considerations such as the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. In addition, the
Manager analyzes general business conditions and other factors such as anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. The Manager continuously monitors the issuers of portfolio securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure the securities' liquidity so the Account can meet redemption requests. During the year ended December 31, 1997 the percentage of the Account's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                   Moody's Rating          Portfolio Percentage
                   --------------          --------------------
                        Baa                         .87%
                        Ba                        31.92%
                        B                         67.13%
                        C                           .08%

     The above percentage for B rated securities included unrated securities in the amount of .79% which has been determined by the Manager to be of comparable quality.


     There may be times when, in the Manager's judgment, unusual market or economic conditions make pursuing the Account's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Manager may employ alternative strategies, primarily seeking to reduce fluctuations in the value of the Account's assets. In implementing these "defensive" strategies, the Account may temporarily invest in money-market instruments of all types, higher-rated fixed-income securities or any other fixed-income securities that the Account considers consistent with such strategy. The yield to maturity on these securities would generally be lower than the yield to maturity on lower-rated fixed-income securities. It is impossible to predict when, or for how long, such alternative strategies will be utilized.

     The Account's Manager buys and sells securities for the Account principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates. From time to time, consistent with its investment objectives, the Account may sell securities that have appreciated in value because of declines in interest rates. It may also trade securities for the purpose of seeking short-term profits. Securities may be sold in anticipation of a market decline or bought in anticipation of a market rise. They may also be traded for securities of comparable quality and maturity to take advantage of perceived short-term disparities in market values or yields.

MONEY MARKET ACCOUNT

     The Fund also includes an Account which invests primarily in short-term securities, Money Market Account. Securities in which the Money Market Account will invest may not yield as high a level of current income as securities of low quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     The Money Market Account will limit its portfolio investments to United States dollar denominated instruments that the board of directors determines present minimal credit risks and which are at the time of acquisition "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. Eligible Securities include:

     (1) A security with the remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security that at the time of issuance was a long-term security that has a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) An unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     The Account will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Account (either initially or upon any subsequent rollover), are rated below the highest rating category for short-term debt obligations;

     (2) Securities which, at the time of issuance were long-term securities but when acquired by the Account have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, below the highest rating category for short-term obligations;

     (3) Securities which are unrated but are determined by the board of directors to be of comparable quality to securities rated below the highest rating category for short-term debt obligations. The Account will maintain a dollar-weighted average portfolio maturity of 90 days or less.

     The objective of Money Market Account is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

     The Account intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Account's right to borrow to facilitate redemptions may reduce the need for such sales. It is the Account's policy to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Account expects to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Account will pay any significant brokerage commissions. The Account is free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

     A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Account invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Account's operating expenses.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Accounts may use in an effort to achieve their respective investment objectives.

Diversification

     Each Account is subject to the diversification requirements of Section 817(h) of the Internal Revenue Code (the "Code") which must be met at the end of each quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring each Account to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the United States Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer.

     In the event any of the Accounts do not meet the diversification requirements of Section 817(h) of the Code, the contracts funded by shares of the Accounts will not be treated as annuities or life insurance for Federal income tax purposes and the owners of the Accounts will be subject to taxation on their share of the dividends and distributions paid by the Accounts.

Foreign Securities

     Each of the following Accounts has adopted investment restrictions that limit its investments in foreign securities to the indicated percentage of its assets: Bond, Capital Value and High Yield - 20%; Balanced and MidCap - 10%. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not considered "foreign securities" for purposes of this investment limitation. Investment in foreign securities presents certain risks including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. An Account's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Repurchase Agreements

     Each of the Accounts, may enter into repurchase agreements with, and each of the Accounts, except the Capital Value and Money Market Accounts, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Account if the other party should default on its obligations, and the Account is delayed or prevented from recovering on the collateral. See the Fund's Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by the Board of Directors to deal with those risks. None of the Accounts intend either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Account, would amount to more than 10% of its total assets or (ii) to loan securities in excess of 30% of its total assets.

Forward Commitments

     From time to time, each of the Accounts may enter into forward commitment agreements which call for the Account to purchase or sell a security on a future date and at a price fixed at the time the Account enters into the agreement. Each of these Accounts may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants

     Each of the Accounts, except the Money Market Account, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

Borrowing

     As a matter of fundamental policy, each Account may borrow money only for temporary or emergency purposes. The Balanced, Bond, Capital Value, High Yield and Money Market Accounts may borrow only from banks. Further, each may borrow only in an amount not exceeding 5% of its assets, except the Capital Value Account which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made, and the Money Market Account which may borrow only in an amount not exceeding the lesser of
(i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made.

Options

     The Balanced, Bond, High Yield and MidCap Accounts may purchase covered spread options, which would give the Account the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Account does not own, but which is used as a benchmark. These same Accounts may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Accounts may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.

     The Statement of Additional Information includes further information concerning the Accounts' investment policies and applicable investment restrictions. Each Account's investment objective and certain investment restrictions designated as such in this Prospectus or the Statement of Additional Information are fundamental policies that may not be changed without shareholder approval. All other investment policies described in the Prospectus and the Statement of Additional Information for an Account are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval.

MANAGER AND SUB-ADVISOR


     The Manager for the Fund is Principal Management Corporation (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of December 31, 1997, the Manager served as investment advisor for 30 such funds with assets totaling approximately $5.3 billion.

     The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Balanced, Capital Value and MidCap Accounts. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at December 31, 1997 were approximately $26 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Account's portfolio. The persons primarily responsible for the day-to-day management of each Account are identified in the table below:

                             Primarily
        Account          Responsible Since                                  Person Primarily Responsible
        -------          -----------------                                  ----------------------------
Balanced                 April, 1993             Judith  A.  Vogel,  CFA  (BA  degree,  Central  College).   Vice
                                                 President,  Invista Capital  Management,  Inc.  Co-Manager  since December,  1997:
                                                 Martin J.  Schafer (BBA  degree,  University  of Iowa).  Vice  President,  Invista
                                                 Capital Management, Inc.

Bond                     November, 1996          Scott A.  Bennett,  CFA  (MBA  degree,  University  of  Iowa)  Assistant  Director
                                                 Investment Securities, Principal Mutual Life Insurance Company.


Capital Value            November, 1996          Catherine  A.  Green,  CFA,  (MBA  degree,  Drake  University).   Vice  President,
                                                 Invista Capital Management, Inc.


High Yield               December, 1987          James K.  Hovey,  CFA (MBA  degree  University  of Iowa).  Director  -  Investment
                         (Account's inception)   Securities, Principal Mutual Life Insurance Company.

MidCap                   December, 1987          Michael R. Hamilton, (BMBA degree, Bellarmine College). Vice President, Invista
                         (Account's inception)   Capital Management, Inc.

DUTIES PERFORMED BY THE MANAGER AND SUB-ADVISOR

     Under Maryland law, the business and affairs of each of the Accounts are managed under the direction of the Board of Directors. The investment services and certain other services referred to under the heading "Cost of Manager's Services" in the Statement of Additional Information are furnished to the Accounts under the terms of a Management Agreement between the Fund and the Manager, and for the Balanced, Capital Value and MidCap Accounts, a Sub-Advisory Agreement between the Manager and Invista. The Manager, or Invista, advises the Accounts on investment policies and on the composition of the Accounts' portfolios. In this connection, the Manager, or Invista, furnishes to the Board of Directors of the Fund a recommended investment program consistent with the Account's investment objective and policies. The Manager, or Invista, is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.


     The Fund and the Manager have filed an application with the Securities and Exchange Commission seeking an exemptive order that would permit the Manager to appoint a Sub-Advisor or change a subadvisory agreement without approval by shareholders. If the SEC issues the requested order, the Fund would be able to change Sub-Advisors or the fees paid to Sub-Advisors from time to time without the expense and delays associated with obtaining shareholder approval of the change. The order would not permit the Manager to appoint a Sub-Advisor that is an affiliate of the Manager or the Fund (other than by reason of serving as Sub-Advisor to a portfolio) (an "Affiliated Sub-Advisor") or to change a subadvisory fee of an Affiliated Sub-Advisor without the approval of shareholders. Currently, Invista is an Affiliated Sub-Advisor. There is no assurance that the SEC will grant the requested ruling.

     The Fund would not rely on the requested SEC order as to any Account until the operation of that Account in the manner described in the application is approved by (1) contract owners who have allocated assets to that Account, or
(2) in the case of a new Account, the Account's sold initial shareholder before the Account is made available to contract owners.

     Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state or federal taxes, fees and expenses of all directors of the Fund who are not persons affiliated with the Manager, interest, fees for Custodian of the Account, and the cost of meetings of shareholders.





     The compensation paid by each Account to the Manager for the fiscal year ended December 31, 1997 was, on an annual basis, equal to the following percentage of average net assets:
                                                                  Total
                                         Manager's             Annualized
                    Account                 Fee                 Expenses
                    -------              ---------             ----------
         Balanced Account                 .59%                    .61%
         Bond Account                     .50%                    .52%
         Capital Value Account            .46%                    .47%
         High Yield Account               .60%                    .68%
         MidCap Account                   .62%                    .64%
         Money Market Account             .50%                    .55%

     The Manager's Fee shown above includes a fee paid to the Account's Sub-Advisor, if any. Fees paid to Sub-Advisors for the fiscal year ended December 31, 1997 were as follows: Balanced - .06%; Capital Value - .06%; and MidCap - .06%.


     The Manager, or Invista, may purchase at its own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between the Fund, the Manager and Principal Mutual Life Insurance Company provides that Principal
Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

     The Accounts may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc., a broker-dealer that is an affiliate of the Distributor and Manager for the Fund.

     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company.

MANAGERS' COMMENTS


     Principal Management Corporation and Invista are staffed with investment professionals who manage each individual Account. Comments by these individuals in the following paragraphs summarize in capsule form the general strategy and results of each Account through 1997. The accompanying charts display results for the past 10 years or the life of the Account, whichever is shorter. Average Annual Total Return figures provided for each Account in the graphs below reflect all expenses of the Account and assume all distributions are reinvested at net asset value. The figures do not reflect expenses of the variable life insurance contracts or variable annuity contracts that purchase Account shares; performance figures for the divisions of the contracts would be lower than performance figures for the Accounts due to the additional contract expenses. Past performance is not predictive of future performance. Returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.


     The various indices included in the graphs below are unmanaged and do not reflect any commissions or fees which would be incurred by an investor purchasing the securities included in the index. Investors cannot invest directly into these or any indices.

Growth-Oriented Accounts

Balanced Account
 (Judith A. Vogel)


                         Total Returns *
                    As of December 31, 1997
         ---------------------------------------------------
         1 Year           5 Year               10 Year
         17.93%           12.57%                12.96%


            Comparison of Change in Value of $10,000 Investment in the Balanced Account, S&P 500, Lehman Brothers Government/Corporate
                  Bond Index and Lipper Balanced Fund Average
          ---------------------------------------------------------------
                                                    Lipper       Lehman
          Year Ended   Balanced      S&P 500        Mid Cap     Govt Corp
         December 31,  Account       Index           Index      Bond Index
                       10,000        10,000         10,000       10,000
            1988       11,830        11,661         11,229       10,759
            1989       13,198        15,356         13,429       12,290
            1990       12,348        14,877         13,355       13,309
            1991       16,592        19,412         16,930       15,455
            1992       18,716        20,891         18,122       16,626
            1993       20,786        22,992         20,066       18,464
            1994       20,351        23,294         19,561       17,816
            1995       25,355        32,037         24,482       21,246
            1996       28,684        39,388         27,851       21,861
            1997       33,826        52,525         33,143       23,993


Note: Past performance is not predictive of future performance.


1997 might best be described as a year of many moods in the financial markets. The first half of the year was characterized by strength in the economy, low inflation and phenomenal stock market results. The 25 largest companies in the S&P 500 produced the best performance results among equity investments, making the benchmark index a tough challenge for equity managers to beat. In 1997 the Account had a return of 17.93% versus 19.00% for the Lipper Balanced Fund Average, 9.75% for the Lehman Brothers Government/Corporate Bond Index and 33.35% for the S&P 500. Suffering from the impact of higher interest rates after the Fed raised overnight bank lending rates in March, bond market returns were much less robust. During the late summer and fall of the year concerns over potential fallout from the Asian currency and market collapses caused a flight to safety among U.S. Treasury bonds. Interest rates declined and, as investors shunned large, multi-national companies having exposure to Asian economies in favor of domestic common stocks, small caps registered double-digit quarterly gains. In the final three months of the year the economy continued its upward trend with no signs of developing inflationary pressures. Bond yields dipped below 6% at the end of the year while a fresh round of earnings concerns kept stock valuations from expanding further. All in all it was a very favorable year. The U.S. stock market experienced an unprecedented third consecutive year of annual returns in excess of 20%, and the bond market produced attractive results approximating 10% as well.

With an asset mix of 60% equities and 40% fixed income, the Balanced Account participated in the strong financial markets of 1997 producing a 17.9% return which was well above long-run average results. The Account's strategy of holding a diversified portfolio of high quality fixed income securities and reasonably valued common stocks was maintained. The Account's objective is to produce both capital appreciation and current income without taking on undue risk to principal. Managers expect 1998 to be challenging as investors wrestle with an aging economic expansion, strong global competition, high stock market valuations and potential earnings disappointments. This Account's focus on credit quality among bonds and a value orientation in the equity portfolio should benefit long-term shareholders of the Balanced Account.

There is no  independent  market  index  against  which to  measure  returns  of balanced portfolios, however, the S&P 500 Stock Index and the Lehman Government/Corporate Bond Index are included in the accompanying graph for your information.

Capital Value Account
 (Catherine A. Green)

                  Total Returns *
              As of December 31, 1997
--------------------------------------------------
1 Year             5 Year              10 Year
 28.53%            17.80%               15.23%


           Comparison of Change in Value of $10,000 Investment in the
    Capital Value Account, S&P 500 and Lipper Growth and Income Fund Average
  ----------------------------------------------------------------------------


                    Capital              S&P 500                 Lipper
   Year Ended        Value                Stock              Growth & Income
  December 31,      Account               Index                Fund Average
                    10,000               10,000                  10,000
      1988          11,442               11,661                  11,601
      1989          13,294               15,356                  14,332
      1990          11,983               14,877                  13,694
      1991          16,617               19,412                  17,676
      1992          18,199               20,891                  19,264
      1993          19,618               22,992                  21,489
      1994          19,714               23,294                  21,287
      1995          26,004               32,037                  27,847
      1996          32,114               39,388                  33,634
      1997          41,277               52,525                  42,762


Note: Past performance is not predictive of future performance.


The Capital Value Account for 1997 was impacted by certain aspects of the market that were common in many equity mutual funds. Although it underperformed the S&P 500 Index over the latest calendar year, it was able to outperform the average Growth & Income Fund. The Account's exposure to the financial sector was a big plus for its performance. These types of companies continue to provide stable, strong earnings growth which has resulted in strong stock performance for these names.

1997 was a year of fairly high volatility in the market. After the first four months of the year the market was quite weak as concerns and fear of higher interest rates kept a lid on returns. The period through August was one of rebounding stocks and strong performance in certain sectors, including Technology. The fourth quarter brought growing fears of the Asian crisis moving to U.S. shores, and the subsequent stock activity was indeed quite dramatic. Those funds with major tech exposure that enjoyed the late summer period found themselves with stocks that had major reversals of fortune. Also, the third quarter brought concerns that some of the major consumer staple stocks would not be able to continue strong earnings growth without revenue growth to help out. This impacted some names that had been market leaders for several years. Account managers continue to monitor these economic and market changes both in the U.S. and abroad to determine when any inflection points may require changes to the portfolio.


MidCap Account
 (Michael R. Hamilton)


                            Total Returns *
                        As of December 31, 1997
              ---------------------------------------------------
              1 Year              5 Year                10 Years
              22.75%              18.18%                 18.29%

                  Comparison of Change in Value of $10,000 Investment
            in the MidCap Account, S&P 500 and Lipper Mid Cap Fund Average
            --------------------------------------------------------------
                                                               Lipper
                 Year Ended         MidCap        S&P 500      MID CAP
                 December 31,       Account        Index        Index
                                    10,000         10,000      10,000
                    1988            12,371         11,661      11,476
                    1989            15,073         15,356      14,586
                    1990            13,189         14,877      14,067
                    1991            20,244         19,412      21,275
                    1992            23,268         20,891      23,213
                    1993            27,755         22,992      26,625
                    1994            27,971         23,294      26,079
                    1995            36,086         32,037      34,469
                    1996            43,704         39,388      40,646
                    1997            53,649         52,525      48,624




Note:  Past performance is not predictive of future performance.


Small company stocks suffered during the third quarter 1997 as investors chose to avoid them in favor of large cap stocks given the Asian problems that surfaced at the start of the quarter. This was a reversal from the prior quarter. Once the magnitude of the Asian problems was assumed, its effects could be anticipated. The largest 25 companies in the S&P 500 produced the best performance results among equity investments, making the benchmark index a challenge for equity managers to beat. The Account and the Lipper Average trailed the S&P 500 Index because of their emphasis on small cap stocks.

As of now little impact is assumed on global economic growth. The withdrawal of capital from many troubled markets and their implementation of more austere measures in the troubled countries have lessened the threat of cheap imports swamping the U.S. economy. Small cap stocks are once again on investors growth stock shopping lists.

Account managers feel that even if Asia remains in a different mode, growth in the United States will not be greatly affected and growth in Europe and South America could offset the Asian slowdown. Still, it is prudent to stick with those companies and industries with more visible growth in revenues and more stable earnings. Financial stocks continue to benefit from consolidation and expense control. Healthcare should benefit from the aging baby boomers as they continue active lifestyles. Technology is one of the main factors enabling companies to improve efficiency and requires continual investment to stay competitive. The portfolio is well positioned to take advantage of these opportunities.


Important Notes of the Growth-Oriented Accounts:

Standard & Poor's 500 Stock Index: an unmanaged index of 500 widely held common stocks representing industrial, financial, utility and transportation companies listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market.


Lipper Balanced Fund Average: this average consists of mutual funds which attempt to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The one year average at December 31, 1997 contained 350 mutual funds.

Lipper Growth & Income Fund Average: this average consists of funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. The one year average contained 611 funds on December 31, 1997.

Lipper Mid Cap Fund Average: This average consists of funds which by prospectus or portfolio practice, limit their investments to companies with average market capitalizations and/or revenues between $800 million and the average market capitalization of the Wilshire 4500 Index (as captured by the Vanguard Index Extended Market Fund). The one-year average contained 249 funds on December 31, 1997.


Income-Oriented Accounts

Bond Account
 (Scott A. Bennett)


                      Total Returns *
                 As of December 31, 1997
--------------------------------------------------------------
  1 Year                    5 Year               10 Years
  10.60%                    8.44%                  9.62%

Comparison of Change in Value of $10,000 Investment in the Bond Account, Lehman
 Brothers BAA Corporate Index and Lipper Corporate Debt BBB Rated Fund Average
-------------------------------------------------------------------------------
                                        Lehman            Lipper
     Year Ended       Bond               BAA               BBB
     December 31,    Account            Index              Avg
                     10,000             10,000           10,000
        1988         10,927             10,923           10,900
        1989         12,441             12,463           12,060
        1990         13,090             13,343           12,751
        1991         15,278             15,814           15,020
        1992         16,711             17,187           16,258
        1993         18,660             19,300           18,261
        1994         18,120             18,360           17,447
        1995         22,136             22,533           20,948
        1996         22,659             23,439           21,616
        1997         25,060             26,040           23,795


Note:  Past performance is not predictive of future performance.


1997 was a year of high absolute levels of return for the fixed income market. The Bond Account's total return for the year was 10.6%. This high level of return was driven by the decline in Treasury yields through the final three-quarters of the year on continued confidence that inflation would remain low. The financial crisis in Asia in the fourth quarter also accelerated the decline in Treasury yields as investors increased their purchases of Treasuries, seeking a safe haven.

Although the Asian crisis was positive from a perspective of pushing down interest rates, it increased the risk premium (spread) demanded by investors to own corporate bonds as compared to owning Treasury bonds. The higher premium was demanded on the threat of lower corporate profits because of Asia's influence on the world's markets. Certain industries were hit harder than others, including commodity industries, the technology sector, and construction industries such as heavy equipment manufacturers. All of these factors influenced the 1997 returns of the Bond Account. The Account's significant diversification by industry and issuer helped it to avoid significant downside risk from the Asian crisis.

The Bond Account continues to outperform the Lipper Corporate Debt Fund BBB-Rated Average and lag the Lehman BAA Corporate Index, which benefits from the lack of fees. The long-term outperformance relative to the average BBB fund is credited to remaining well diversified, fully invested and not guessing interest rates.


High Yield Account
 (James K. Hovey)



                        Total Returns *
                   As of December 31, 1997
         ---------------------------------------------------
          1 Year              5 Year              10 Years
          10.75%              10.45%                9.87%

  Comparison of Change in Value of $10,000 Investment in the High Yield Account, Lehman Brothers High Yield Index and Lipper High Current Yield Fund Average
  ------------------------------------------------------------------------------
                             High          Lehman       Lipper
        Year Ended           Yield      High Yield      Narrow
        December 31,        Account        Index        Index
                            10,000         10,000       10,000
           1988             11,340         11,253       11,298
           1989             11,579         11,347       11,239
           1990             10,688         10,259       10,059
           1991             13,605         14,985       13,876
           1992             15,589         17,346       16,352
           1993             17,508         20,314       19,500
           1994             17,617         20,108       18,753
           1995             20,450         23,971       21,844
           1996             23,135         26,692       24,830
           1997             25,621         30,097       28,048


Note:  Past performance is not predictive of future performance.


The high yield market continued its strong performance in 1997. The High Yield Account posted a total return of 10.75% for the year using its correlation to both interest rates and the equity market to its advantage. This performance trailed both the Lehman Brothers High Yield Index return of 12.76% and the Lipper High Current Yield Fund Average of 12.96%. The relative underperformance was driven by the Account's overexposure to Asia. The Account owned three Indonesian bonds and one Philippine bond that were adversely impacted in the fourth quarter. After seeing spreads narrow for the first three-quarters of the year, spreads widened substantially in the fourth quarter as the financial problems throughout Asia developed. This fourth quarter setback was more than offset by other factors impacting the high yield market.

The high yield market was very active again in 1997. More participants were involved in the market both as purchasers and issuers. New issuance set a record in 1997 with approximately $120 billion of new deals brought to market. This new issue volume combined with historically low default rates, low inflation and a strong economy has continued to make the high yield market attractive for purchasers. Net inflows into mutual funds were over $21 billion in 1997. This in spite of a market where many fixed income counterparts were seeing net outflows.

The High Yield Account maintains a B+ average quality comprised of BB and B bonds. This is a relatively conservative risk position compared to other funds in the high yield market. At the end of 1997 the Account was well diversified among 63 bonds of various sectors. Managers continue with a bottoms-up approach to security selection in both the primary and secondary market. The High Yield Account continues to demonstrate how it is a worthwhile asset class that can enhance overall portfolio diversification and returns.


Important Notes of the Income-Oriented Accounts:

Lehman Brothers, BAA Corporate Index: an unmanaged index of all publicly issued fixed rate nonconvertible, dollar-denominated, SEC-registered corporate debt rated Baa or BBB by Moody's or S&P.


Lipper Corporate Debt BBB Rated Funds Average: this average consists of mutual funds investing at least 65% of their assets in corporate and government debt issues rated by S&P or Moody's in the top four grades. The one year average on December 31, 1997 contained 102 mutual funds.


Lehman Brothers High Yield Index: an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one-year or more to maturity.


Lipper High Current Yield Fund Average: this average consists of mutual funds investing in high (relative) current yield fixed income securities with no quality or maturity restrictions. The mutual funds tend to invest in lower grade debt issues. The one year average on December 31, 1997 contained 181 mutual funds.


Note: Mutual fund data from Lipper Analytical Services, Inc.

DETERMINATION OF NET ASSET VALUE OF ACCOUNT SHARES

     The net asset value of each Account's shares is determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of the Account's portfolio securities will not materially affect the current net asset value of the Account's redeemable securities, on days during which an Account receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The net asset value per share of each Account is determined by dividing the value of the Account's securities plus all other assets, less all liabilities, by the number of Account shares outstanding.

Growth-Oriented and Income-Oriented Accounts

     The following valuation information applies to the Growth-Oriented and Income-Oriented Accounts. Securities for which market quotations are readily available are valued using those quotations. Other securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith by the Board of Directors of the Fund.

     As previously described, some of the Accounts may purchase foreign securities whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example Saturdays and other customary national U.S. Holidays, the Account's net asset value could be significantly affected on days when shareholders have no access to the Account.

Money Market Account

     The Money Market Account values its securities at amortized cost. For a description of this calculation procedure see the Fund's Statement of Additional Information.

PERFORMANCE CALCULATION

     From time to time,  the  Accounts  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Accounts. The Accounts' yield and total return figures described below will vary depending upon market conditions, the composition of the Accounts' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Accounts' performance figures to performance figures published for other investment vehicles. The Accounts may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. Any performance data quoted for the Accounts represents only historical performance and is not intended to indicate future performance of the Accounts. The calculation of average annual total return and yield for the Accounts does not include fees and charges of the separate accounts that invest in the Accounts and, therefore, does not reflect the investment performance of those separate accounts. For further information on how the Accounts calculate yield and total return figures, see the Statement of Additional Information.

Average Annual Total Return

     Each Account may advertise its respective average annual total return. Average annual total return for each Account is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. The Accounts may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices.

Yield and Effective Yield

     From time to time the Money Market Account may advertise its respective yield and effective yield. The yield of the Account refers to the income generated by an investment in the Account over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield for the Money Market Account will fluctuate daily as the income earned on the investments of the Account fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Account is not insured. Investors comparing results of the Account with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Account.

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     It is the policy of each Account to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies it will be exempt from federal income tax upon the amounts so distributed to investors.

     Any dividends from the net investment income of the Accounts (except the Money Market Account) will normally be payable to the shareholders annually, and any net realized gains will be distributed annually. All dividends and capital gains distributions are applied to purchase additional Account shares at net asset value as of the payment date without the imposition of any sales charge.

     Each Account will notify shareholders of the portion of each distribution which constitutes investment income or capital gain. In view of the complexity of tax considerations, it is advisable for Eligible Purchasers considering the purchase of shares of the Accounts to consult with tax advisors on the federal and state tax aspects of their investments and redemptions.

Money Market Account

     The Money Market Account declares dividends of all its daily net investment income on each day the Account's net asset value per share is determined. Dividends are payable daily and are automatically reinvested in full and fractional shares of the Account at the then current net asset value unless a shareholder requests payment in cash.

     Net investment income, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Account. Expenses of the Account are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of the Account.

     Since the Account's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect any capital gains or losses. If the Account does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Account realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of the Account (including realized gains and losses on the portfolio securities) is declared as a dividend each time the net income of the Account is determined, the net asset value per share of the Account normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Account, representing reinvestment of dividend income, is reflected by an increase in the number of shares of the Account .

     Normally the Account will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net income of the Account determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Account may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investing in the Account. The Account may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors.

     The Board of Directors may revise the above dividend policy, or postpone the payment of dividends, if the Account should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse affect on shareholders.

ELIGIBLE PURCHASERS AND PURCHASE OF SHARES

     Only Eligible Purchasers may purchase shares of the Accounts. Eligible Purchasers are limited to (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. Such trustees or managers may purchase Account shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of each Account reserves the right to broaden or limit the designation of Eligible Purchasers.

     The Balanced, Bond, Capital Value, MidCap and Money Market Accounts each serve as an underlying investment medium for variable annuity contracts and variable life insurance policies that are funded in separate accounts established by Principal Mutual Life Insurance Company. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Accounts simultaneously. Although neither Principal Mutual Life Insurance Company nor the Accounts currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Account shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax law, (3) changes in the investment management of the Account, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

     Shares are purchased from Princor Financial Services Corporation, the principal underwriter for the Fund. There are no sales charges on the Accounts' shares. There are no restrictions on amounts to be invested in the Accounts' shares.


     Shareholder accounts for each Account will be maintained under an open account system. Under this system, an account is automatically opened and maintained for each new investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares then owned. The statement of account is treated by each Account as evidence of ownership of Account shares in lieu of stock certificates. Stock certificates will not be issued or delivered to investors. Certificates, which can be stolen or lost, are unnecessary except for special purposes such as collateral for a loan. Fractional interests in the Account's shares are reflected to three decimal places in the statement of account.


     If an offer to purchase shares is received by any of the Accounts before the close of trading on the New York Stock Exchange, the shares will be issued at the offering price (net asset value of Account shares) computed on that day. If an offer is received after the close of trading or on a day which is not a trading day, the shares will be issued at the offering price computed on the first succeeding day on which a price is determined. Dividends on the Money Market Account shares will be paid on the next day following the effective date of a purchase order.

SHAREHOLDER RIGHTS

     The following information is applicable to each Account of the Principal Variable Contracts Fund, Inc. Each Account share is entitled to one vote either in person or by proxy at all shareholder meetings for that Account. This includes the right to vote on the election of directors, selection of independent accountants and other matters submitted to meetings of shareholders of the Account. Each share has equal rights with every other share as to dividends, earnings, voting, assets and redemption. Shares are fully paid and non-assessable, and have no preemptive or conversion rights. Shares may be issued as full or fractional shares, and each fractional share has proportionately the same rights, including voting, as are provided for a full share. Shareholders of each of these Accounts may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Account shareholders.

     The bylaws of the Fund provide that the Board of Directors of the Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue without a shareholder vote.

     The bylaws of the Fund also provide that the Fund need not hold an annual meeting of shareholders in any year in which none of the following is required to be acted on by shareholders under the Investment Company Act of 1940: election of directors; approval of investment advisory agreement; ratification of selection of independent public accountants; and approval of distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors.

     Shareholder   inquiries  should  be  directed  to  the  Principal  Variable
Contracts Fund, Inc. at The Principal Financial Group, Des Moines, Iowa 50392.

     NON-CUMULATIVE VOTING: The Fund's shares have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of directors of the Fund can elect 100% of the directors if they choose to do so, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any directors.

     Principal Mutual Life Insurance Company votes each Account's shares allocated to each of its separate accounts registered under the Investment Company Act of 1940 and attributable to variable annuity contracts or variable life insurance policies participating therein in accordance with instructions received from contract or policy holders, participants and annuitants. Other shares of each Account held by each registered separate account, including those for which no timely instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Shares of each of the Accounts held in the general account of Principal Mutual Life Insurance Company or in its unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Mutual determines pursuant to applicable law that an Account's shares held in one or more separate accounts or in its general account need not be voted pursuant to instructions received with respect to participating contracts or policies, it then may vote those Account shares in its own right.

REDEMPTION OF SHARES

     Except for the third paragraph below, most of the following discussion of redemption procedures is relevant only to Eligible Purchasers other than variable annuity and variable life separate accounts of Principal Mutual Life Insurance Company, and its wholly-owned subsidiaries.


     Each Account will redeem its shares upon request. There is no charge for redemption. A shareholder simply writes a letter to the appropriate Account requesting redemption of any part or all of the shares. The letter must be signed exactly as the account is registered. If payment is to be made to the registered shareholder or joint shareholders, the Account will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. The price at which the shares are redeemed will be the net asset value per share as next computed after the request is received by the Account in proper and complete form. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption.


     Redemption proceeds will be sent within three business days after receipt of request for redemption in proper form. However, each Account may suspend the right of redemption during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Account of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Account. An Account will redeem only those shares for which it has good payment. To avoid the inconvenience of such a delay, shares may be purchased with a certified check, bank cashier's check or money order. During the period prior to the time a redemption from the Money Market Account is effective, dividends on such shares will accrue and be payable and the shareholder will be entitled to exercise all other rights of beneficial ownership.

     Restricted Transfer: Shares of each of the Accounts may be transferred to an Eligible Purchaser. However, whenever any of the Accounts is requested to transfer shares to other than an Eligible Purchaser, the Account has the right at its election to purchase such shares at their net asset value next effective following the time at which the request for transfer is presented; provided, however, that the Account must notify the transferee or transferees of such shares in writing of its election to purchase such shares within seven (7) days following the date of such request and settlement for such shares shall be made within such seven-day period.

ADDITIONAL INFORMATION

     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Accounts. The custodian performs no managerial or policymaking functions for the Accounts.


     Organization and Share Ownership: Effective January 1, 1998, certain Funds sponsored by Principal Mutual Life Insurance Company were reorganized into a series of the Principal Variable Contracts Fund, Inc., a corporation incorporated in the State of Maryland on May 27, 1997. The new series adopted the assets and liabilities of the corresponding Fund. Those Funds were incorporated in the state of Maryland on the following dates: Balanced Fund - November 26, 1986; Bond Fund - November 26, 1986; Capital Accumulation Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Emerging Growth Fund - February 20, 1987; High Yield Fund - December 2, 1986; and Money Market Fund - June 10, 1982. Principal Mutual Life Insurance Company owns 100% of each Fund's outstanding shares.


     Capitalization: The authorized capital stock of each Account consists of 100,000,000 shares of common stock (500,000,000 for Money Market Account), $.01 par value.


     Financial Statements: Copies of the financial statements of each Account will be mailed to each shareholder of that Account semi-annually. At the close of each fiscal year, each Account's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Account for their respective present fiscal years. Additional information about the performance of the Accounts is contained in these Statements. Copies may be obtained free of charge from Princor.


     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Fund has filed with the Securities and Exchange Commission. The Fund's Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning the Fund. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C., from the Commission upon payment of the prescribed fees.

     Principal   Underwriter:   Princor  Financial  Services  Corporation,   The
Principal Financial Group, Des Moines, Iowa 50392-0200, is the principal underwriter for the Fund.





    The Principal Variable Contracts Fund, Inc. described in this Prospectus is a diversified, open-end management investment company offering a variety of Accounts each of which was formerly a separately incorporated investment company. Together, the Accounts provide the following range of investment objectives:

                            Growth-Oriented Accounts
Balanced Account (formerly known as Principal Balanced Fund, Inc.) seeks to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Capital Value Account (formerly known as Principal Capital Accumulation Fund, Inc.) seeks to achieve primarily long-term capital appreciation and secondary growth of investment income through the purchase primarily of common stocks, but the Account may invest in other securities.

Growth Account (formerly known as Principal Growth Fund, Inc.) seeks growth of capital through the purchase primarily of common stocks, but the Account may invest in other securities.

International Account (formerly known as Principal World Fund, Inc.) seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

MidCap Account (formerly known as Principal Emerging Growth Fund, Inc.) seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

                            Income-Oriented Accounts
Bond Account (formerly known as Principal Bond Fund, Inc.) seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

Government Securities Account (formerly known as Principal Government Securities Fund, Inc.) seeks a high level of current income, liquidity and safety of principal. The Account seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). Account shares are not guaranteed by the United States Government.

                              Money Market Account
Money Market Account (formerly known as Principal Money Market Fund, Inc.) seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     An investment in the Money Market Account is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Account will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus concisely states information about the Principal Variable Contracts Fund, Inc. that an investor ought to know before investing. It should be read and retained for future reference.


     Additional information about the Fund has been filed with the Securities and Exchange Commission, including a document called Statement of Additional Information, dated May 1, 1998. The Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained free of charge by writing or telephoning:


                     Principal Variable Contracts Fund, Inc.
                          The Principal Financial Group
                              Des Moines, IA 50392
                            Telephone 1-800-247-4123

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The Date of this Prospectus is May 1, 1998.


                                TABLE OF CONTENTS


                                                                            Page
     Summary  ..............................................................  3
     Financial Highlights...................................................  4
     Investment Objectives, Policies and Restrictions....................... 10
     Certain Investment Policies and Restrictions........................... 16
     Manager and Sub-Advisor  .............................................. 18
     Duties Performed by the Manager and Sub-Advisor........................ 19
     Managers' Comments..................................................... 20
     Determination of Net Asset Value of Account Shares..................... 24
     Performance Calculation................................................ 25
     Income Dividends, Distributions and Tax Status......................... 25
     Eligible Purchasers and Purchase of Shares............................. 26
     Shareholder Rights .................................................... 27
     Redemption of Shares................................................... 27
     Additional Information................................................. 28


     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, shares of the Account in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Fund's Manager.

SUMMARY

     The following summarized information should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

     The Principal Variable Contracts Fund, Inc. is an open-end diversified management investment company offering multiple Accounts.

Who may purchase shares of the Accounts?

     Shares of the Accounts are available only to Eligible Purchasers which are limited to: (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. The Board of Directors of the Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

What do the Accounts offer investors?

     Professional Investment Management: Experienced securities analysts provide each Account with professional investment management.

     Diversification: Each Account will diversify by investing in securities issued by a number of issuers doing business in a variety of industries and/or located in different geographical regions. Diversification reduces investment risk.

     Economies of Scale: Pooling individual shareholder's investments in any of the Accounts creates administrative efficiencies.

     Redeemability: Upon request each Account will redeem its shares and promptly pay the investor the current net asset value of the shares redeemed. See Redemption of Shares.

What are the Accounts' investment objectives?

                            Growth-Oriented Accounts

     The investment objective of the Balanced Account is to seek to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective.

     The primary investment objective of the Capital Value Account is long-term capital appreciation and its secondary investment objective is growth of investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

     The investment objective of the Growth Account is growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

     The investment objective of the International Account is to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

     The investment objective of the MidCap Account is to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

                            Income-Oriented Accounts

     The investment objective of the Bond Account is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     The investment objective of the Government Securities Account is to seek a high level of current income, liquidity and safety of principal. The Account seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). Account shares are not guaranteed by the United States Government.

                              Money Market Account

     The investment objective of the Money Market Account is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     There can be no assurance that the investment objectives of any of the Accounts will be realized. See Investment Objectives, Policies and Restrictions.

Who serves as Manager for the Accounts?

     Principal Management Corporation (formerly known as Princor Management Corporation) ("Manager"), a corporation organized in 1969 by Principal Mutual Life Insurance Company, is the Manager for each of the Accounts. It is also the dividend disbursing and transfer agent for the Fund. In order to provide investment advisory services for the Balanced, Capital Value, Government Securities, Growth, International and MidCap Accounts the Manager has executed sub-advisory agreements with Invista Capital Management, Inc. ("Invista" or "Sub-Advisor"). See Manager and Sub-Advisor.

What fees and expenses apply to ownership of shares of the Accounts?

     The following table depicts fees and expenses applicable to the purchase and ownership of shares of each of the Accounts.


                        ANNUAL ACCOUNT OPERATING EXPENSES
                     (As a Percentage of Average Net Assets)
                                        Management      Other    Total Operating
                     Account                Fee       Expenses      Expenses
                     -------            ----------    --------   ---------------
          Balanced Account                  .59%        .02%           .61%
          Bond Account                      .50%        .02%           .52%
          Capital Value Account             .46%        .01%           .47%
          Government Securities Account     .50%        .02%           .52%
          Growth Account                    .49%        .01%           .50%
          International Account             .74%        .13%           .87%
          MidCap Account                    .62%        .02%           .64%
          Money Market Account              .50%        .05%           .55%


                                     EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                     Period (in years)
                                              ----------------------------------
                     Account                   1         3         5        10
                     -------                  --        ---       ---      ----
          Balanced Account                    $6        $20       $34       $76
          Bond Account                        $5        $17       $29       $65
          Capital Value Account               $5        $15       $26       $59
          Government Securities Account       $5        $17       $29       $65
          Growth Account                      $5        $16       $28       $63
          International Account               $9        $28       $48      $107
          MidCap Account                      $7        $20       $36       $80
          Money Market Account                $6        $18       $31       $69


     This Example is based on the Annual Account Operating expenses for each Account described above. Please remember that the Example should not be considered a representation of past or future expenses and that actual expenses may be greater or less than shown.

     The purpose of the above table is to assist you in understanding the various expenses that an investor in the Accounts will bear directly or indirectly. See Duties Performed by the Manager and Sub-Advisor.

FINANCIAL HIGHLIGHTS


     The following financial highlights are derived from financial statements which, for the five years in the period ended December 31, 1997, have been audited by Ernst & Young LLP, independent auditors, whose report has been incorporated by reference herein. The financial highlights should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein. Audited financial statements may be obtained by shareholders, without charge, by telephoning 1-800-451-5447. See page 9 for the Notes to Financial Highlights.

                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                                                     (except as noted)
BALANCED ACCOUNT(a)                  1997      1996     1995    1994     1993    1992(b)  1992(c) 1991(c)  1990(c) 1989(c)1988(c)(d)
----------------                     ----      ----     ----    ----     ----    ----     ----    ----     ----    ----   ----
Net Asset Value,
    Beginning of Period............  $14.44   $13.97   $11.95   $12.77  $12.58    $12.93  $11.33   $10.79   $11.89  $11.75    $10.00

Income from Investment Operations:
   Net Investment Income...........     .46      .40      .45      .37     .42       .23     .47      .54      .60     .62       .27

   Net Realized and Unrealized
     Gain (Loss) on Investments....    2.11     1.41     2.44    (.64)     .95       .75    1.61      .59    (.48)     .30      1.51
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    2.57     1.81     2.89    (.27)    1.37       .98    2.08     1.13      .12     .92      1.78

Less Dividends and Distributions:
   Dividends from
     Net Investment Income........    (.45)    (.40)    (.45)    (.37)   (.42)     (.47)   (.48)    (.57)    (.63)   (.55)     (.03)

   Distributions from Capital Gains  (1.05)    (.94)    (.42)    (.18)   (.76)     (.86)       -    (.02)    (.59)   (.23)         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions  (1.50)   (1.34)    (.87)    (.55)  (1.18)    (1.33)   (.48)    (.59)   (1.22)   (.78)     (.03)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $15.51   $14.44   $13.97   $11.95  $12.77    $12.58  $12.93   $11.33   $10.79  $11.89    $11.75
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ====== =========
Total Return.......................  17.93%   13.13%   24.58%  (2.09)%  11.06%  8.00%(e)  18.78%   11.36%     .87%   8.55% 17.70%(e)
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ====== =========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................$133,827  $93,158  $45,403  $25,043 $21,399   $18,842 $17,344  $14,555  $13,016 $12,751   $11,469

   Ratio of Expenses to
     Average Net Assets............    .61%     .63%     .66%     .69%    .69%   .73%(f)    .72%     .73%     .74%    .74%   .80%(f)

   Ratio of Net Investment Income
     to Average Net Assets.........   3.26%    3.45%    4.12%    3.42%   3.30%  3.71%(f)   3.80%    5.27%    5.52%   5.55%  4.96%(f)

   Portfolio Turnover Rate.........   69.7%    22.6%    25.7%    31.5%   15.8%  38.4%(f)   26.6%    27.1%    33.1%   29.3%  41.7%(f)

   Average Commission Rate.........  $.0394   $.0417      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

BOND ACCOUNT(a)                        1997    1996    1995     1994     1993    1992(b) 1992(c) 1991(c)  1990(c) 1989(c) 1988(c)(d)
------------                           ----    ----    ----     ----     ----     ----   ----    ----     ----    ----    ----
Net Asset Value,
   Beginning of Period.............  $11.33   $11.73   $10.12   $11.16  $10.77    $11.08  $10.64   $10.72   $10.92  $10.68    $10.00

Income from Investment Operations:
   Net Investment Income...........     .76      .68      .62      .72     .88       .45     .91      .94      .95    1.15       .32

   Net Realized and Unrealized
     Gain (Loss) on Investments....     .44    (.40)     1.62   (1.04)     .38       .13     .46    (.06)    (.21)     .17       .40
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    1.20      .28     2.24    (.32)    1.26       .58    1.37      .88      .74    1.32       .72

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.75)    (.68)    (.63)    (.72)   (.87)     (.89)   (.93)    (.96)    (.94)   (.96)     (.04)

   Distributions from Capital Gains       -        -        -        -       -         -       -        -        -   (.12)         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions   (.75)    (.68)    (.63)    (.72)   (.87)     (.89)   (.93)    (.96)    (.94)  (1.08)     (.04)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $11.78   $11.33   $11.73   $10.12  $11.16    $10.77  $11.08   $10.64   $10.72  $10.92    $10.68
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ======  ========
Total Return.......................  10.60%    2.36%   22.17%  (2.90)%  11.67%  5.33%(e)  13.57%    8.94%    7.15%  13.51%  6.06%(e)
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ======  ========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $81,921  $63,387  $35,878  $17,108 $14,387   $12,790 $12,024  $10,552   $9,658  $9,007   $17,598

   Ratio of Expenses to
     Average Net Assets............    .52%     .53%     .56%     .58%    .59%   .62%(f)    .62%     .63%     .64%    .64%   .58%(f)

   Ratio of Net Investment Income
     to Average Net Assets.........   6.85%    7.00%    7.28%    7.86%   7.57%  8.10%(f)   8.47%    9.17%    9.09%   9.18%  8.11%(f)

   Portfolio Turnover Rate.........    7.3%     1.7%     5.9%    18.2%   14.0%   6.7%(f)    6.1%     2.7%     0.0%   12.2%  68.8%(f)

   Average Commission Rate.........     N/A      N/A      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                                                     (except as noted)
CAPITAL VALUE ACCOUNT(a)             1997      1996     1995    1994     1993    1992(b) 1992(c) 1991(c)  1990(c) 1989(c)  1988(c)
---------------------                ----      ----     ----    ----     ----    ----    ----    ----     ----    ----     ----
Net Asset Value,
   Beginning of Period.............  $29.84   $27.80   $23.44   $24.61   $25.19   $26.03  $23.35   $22.48   $23.63  $23.23    $27.51

Income from Investment Operations:
   Net Investment Income...........     .68      .57      .60      .62      .61      .31     .65      .74      .79     .77       .60

   Net Realized and Unrealized
     Gain (Loss) on Investments....    7.52     5.82     6.69    (.49)     1.32     1.84    2.70     1.22      .14    1.32    (1.50)
                                      -----    -----    -----    -----    -----    -----   -----    -----    -----   -----     -----
   Total from Investment Operations    8.20     6.39     7.29      .13     1.93     2.15    3.35     1.96      .93    2.09     (.90)

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.67)    (.58)    (.60)    (.61)    (.60)    (.64)   (.67)    (.79)    (.81)   (.68)     (.69)

   Distributions from Capital Gains  (2.76)   (3.77)   (2.33)    (.69)   (1.91)   (2.35)       -    (.30)   (1.27)  (1.01)    (2.69)
                                      -----    -----    -----    -----    -----    -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions  (3.43)   (4.35)   (2.93)   (1.30)   (2.51)   (2.99)   (.67)   (1.09)   (2.08)  (1.69)    (3.38)
                                      -----    -----    -----    -----    -----    -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $34.61   $29.84   $27.80   $23.44   $24.61   $25.19  $26.03   $23.35   $22.48  $23.63    $23.23
                                     ======   ======   ======   ======   ====== ========  ======   ======   ======  ======   =======
Total Return.......................  28.53%   23.50%   31.91%     .49%    7.79% 8.81%(e)  14.53%    9.46%    3.94%  10.02%   (2.67)%
                                     ======   ======   ======   ======   ====== ========  ======   ======   ======  ======   =======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................$285,231 $205,019 $135,640 $120,572 $128,515 $105,355 $94,596  $76,537  $74,008 $68,132   $62,696

   Ratio of Expenses to
     Average Net Assets............    .47%     .49%     .51%     .51%     .51%  .55%(f)    .54%     .53%     .56%    .57%      .60%

   Ratio of Net Investment Income
     to Average Net Assets.........   2.13%    2.06%    2.25%    2.36%    2.49% 2.56%(f)   2.65%    3.53%    3.56%   3.53%     2.76%

   Portfolio Turnover Rate.........   23.4%    48.5%    49.2%    44.5%    25.8% 39.7%(f)   34.8%    14.0%    30.2%   23.5%     26.7%

   Average Commission Rate.........  $.0451   $.0426      N/A      N/A      N/A      N/A     N/A      N/A      N/A     N/A       N/A

GOVERNMENT SECURITIES
---------------------
ACCOUNT(a)                             1997    1996    1995     1994     1993    1992(b)  1992(c) 1991(c)  1990(c) 1989(c)   1988(c)
-------                                ----    ----    ----     ----     ----    ----     ----    ----     ----    ----      ----
Net Asset Value,
   Beginning of Period.............  $10.31   $10.55    $9.38   $10.61  $10.28   $10.93   $10.24   $10.05  $10.05   $9.37      $9.47

Income from Investment Operations:
   Net Investment Income...........     .66      .59      .60      .76     .71      .40      .80      .80     .78     .80        .78

   Net Realized and Unrealized
     Gain (Loss) on Investments....     .41    (.24)     1.18   (1.24)     .33      .04      .71      .24       -     .34      (.09)
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
   Total from Investment Operations    1.07      .35     1.78    (.48)    1.04      .44     1.51     1.04     .78    1.14        .69

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.66)    (.59)    (.61)    (.75)   (.71)    (.78)    (.81)    (.81)   (.78)   (.46)      (.79)

   Distributions from Capital Gains       -        -        -       -        -        -        -       -       -       -           -

   Excess Distributions from
     Capital Gains(f) .............       -        -        -        -       -    (.31)    (.01)    (.04)       -       -          -
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
  Total Dividends and Distributions   (.66)    (.59)    (.61)    (.75)   (.71)   (1.09)    (.82)    (.85)   (.78)   (.46)      (.79)
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
Net Asset Value,
   End of Period...................  $10.72   $10.31   $10.55    $9.38  $10.61   $10.28   $10.93   $10.24  $10.05  $10.05      $9.37
                                     ======   ======   ======  =======  ====== ========   ======   ======  ======  ======     ======
Total Return.......................  10.39%    3.35%   19.07%  (4.53)%  10.07% 4.10%(d)   15.34%   10.94%   8.16%  12.61%      7.69%
                                     ======   ======   ======  =======  ====== ========   ======   ======  ======  ======     ======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $94,322  $85,100  $50,079  $36,121 $36,659  $31,760  $33,022  $26,021 $21,488 $15,890    $12,902

   Ratio of Expenses to
     Average Net Assets............    .52%     .52%     .55%     .56%    .55%  .59%(e)     .58%     .59%    .61%    .63%       .66%

   Ratio of Net Investment Income
     to Average Net Assets.........   6.37%    6.46%    6.73%    7.05%   7.07% 7.35%(e)    7.84%    8.31%   8.48%   8.68%      8.47%

   Portfolio Turnover Rate.........    9.0%     8.4%     9.8%    23.2%   20.4% 34.5%(e)    38.9%     4.2%   18.7%    3.7%       2.7%

   Average Commission Rate.........     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A     N/A        N/A

GROWTH ACCOUNT(a)                               1997     1996    1995    1994(h)
--------------                                  ----     ----    ----    ----
Net Asset Value,
   Beginning of Period....................    $13.79   $12.43  $10.10      $9.60

Income from Investment Operations:
   Net Investment Income..................       .18      .16     .17        .07

   Net Realized and Unrealized
     Gain (Loss) on Investments...........      3.53     1.39    2.42        .51
                                               -----    -----   -----      -----
          Total from Investment Operations      3.71     1.55    2.59        .58

Less Dividends and Distributions:
   Dividends from
     Net Investment Income................     (.18)    (.16)   (.17)      (.08)

   Distributions from Capital Gains.......     (.10)    (.03)   (.09)          -

   Excess Distributions from Capital Gains(g)  (.01)        -       -          -
                                               -----    -----   -----      -----
         Total Dividends and Distributions     (.29)    (.19)   (.26)      (.08)
                                               -----    -----   -----      -----
Net Asset Value,
   End of Period..........................    $17.21   $13.79  $12.43     $10.10
                                              ======   ======  ======   ========
Total Return..............................    26.96%   12.51%  25.62%   5.42%(e)
                                              ======   ======  ======   ========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands).......................  $168,160  $99,612 $42,708    $13,086

   Ratio of Expenses to
     Average Net Assets...................      .50%     .52%    .58%    .75%(f)

   Ratio of Net Investment Income
     to Average Net Assets................     1.34%    1.61%   2.08%   2.39%(f)

   Portfolio Turnover Rate................     15.4%     2.0%    6.9%    0.9%(f)

   Average Commission Rate................    $.0366   $.0401     N/A        N/A

INTERNATIONAL ACCOUNT(a)                        1997     1996    1995    1994(h)
---------------------                           ----     ----    ----    ----
Net Asset Value,
   Beginning of Period....................    $13.02   $10.72   $9.56      $9.94

Income from Investment Operations:
   Net Investment Income..................       .23      .22     .19        .03

   Net Realized and Unrealized
     Gain (Loss) on Investments...........      1.35     2.46    1.16      (.33)
                                               -----    -----   -----      -----
          Total from Investment Operations      1.58     2.68    1.35      (.30)

Less Dividends and Distributions:
   Dividends from
     Net Investment Income................     (.23)    (.22)   (.18)      (.05)

   Total Return of Capital Dividends......     (.02)        -       -          -

   Excess Distributions from
     Net Investment Income(g).............         -        -       -      (.02)

   Distributions from Capital Gains.......     (.45)    (.16)   (.01)      (.01)
                                               -----    -----   -----      -----
         Total Dividends and Distributions     (.70)    (.38)   (.19)      (.08)
                                               -----    -----   -----      -----
Net Asset Value,
   End of Period..........................    $13.90   $13.02  $10.72      $9.56
                                              ======   ======  ====== ==========
Total Return..............................    12.24%   25.09%  14.17% (3.37)%(e)
                                              ======   ======  ====== ==========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands).......................  $125,289  $71,682 $30,566    $13,746

   Ratio of Expenses to
     Average Net Assets...................      .87%     .90%    .95%   1.24%(f)

   Ratio of Net Investment Income
     to Average Net Assets................     1.92%    2.28%   2.26%   1.31%(f)

   Portfolio Turnover Rate................     22.7%    12.5%   15.6%   14.4%(f)

   Average Commission Rate................    $.0199   $.0120     N/A        N/A

                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                                                     (except as noted)

MIDCAP ACCOUNT(a)                    1997      1996     1995    1994     1993    1992(b) 1992(c) 1991(c)  1990(c) 1989(c)1988(c)(d)
--------------                       ----      ----     ----    ----     ----    ----    ----    ----     ----    ----   ----
Net Asset Value,
   Beginning of Period.............  $29.74   $25.33   $19.97   $20.79  $18.91    $15.97  $13.93   $14.25   $13.35  $12.85    $10.00

Income from Investment Operations:
   Net Investment Income...........     .24      .22      .22      .14     .17       .10     .21      .20      .24     .16       .05

   Net Realized and Unrealized
     Gain (Loss) on Investments....    6.48     5.07     5.57      .03    3.47      3.09    2.04      .50      .87    1.35      2.83
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    6.72     5.29     5.79      .17    3.64      3.19    2.25      .70     1.11    1.51      2.88

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.23)    (.22)    (.22)    (.14)   (.17)     (.21)   (.21)    (.23)    (.20)   (.11)     (.03)

   Distributions from Capital Gains   (.76)    (.66)    (.21)    (.85)  (1.59)     (.04)       -    (.79)    (.01)   (.90)         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions   (.99)    (.88)    (.43)    (.99)  (1.76)     (.25)   (.21)   (1.02)    (.21)  (1.01)     (.03)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $35.47   $29.74   $25.33   $19.97  $20.79    $18.91  $15.97   $13.93   $14.25  $13.35    $12.85
                                     ======   ======   ======   ======  ====== =========  ======   ======   ======  ====== =========
Total Return.......................  22.75%   21.11%   29.01%     .78%  19.28% 20.12%(e)  16.19%    5.72%    8.32%  13.08% 28.72%(e)
                                     ======   ======   ======   ======  ====== =========  ======   ======   ======  ====== =========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................$224,630 $137,161  $58,520  $23,912 $12,188    $9,693  $7,829   $6,579   $6,067  $5,509    $4,857

   Ratio of Expenses to
     Average Net Assets............    .64%     .66%     .70%     .74%    .78%   .81%(f)    .82%     .89%     .88%    .90%   .94%(f)

   Ratio of Net Investment Income
     to Average Net Assets.........    .79%    1.07%    1.23%    1.15%    .89%  1.24%(f)   1.33%    1.70%    1.74%   1.31%   .64%(f)

   Portfolio Turnover Rate.........    7.8%     8.8%    13.1%    12.0%   22.4%   8.6%(f)   10.1%    11.1%    17.9%   21.4%   4.6%(f)

   Average Commission Rate.........  $.0371   $.0379      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

MONEY MARKET ACCOUNT(a)                1997    1996    1995     1994     1993    1992(b) 1992(c) 1991(c)   1990(c) 1989(c)   1988(c)
--------------------                   ----    ----    ----     ----     ----    ----    ----    ----      ----    ----      ----
Net Asset Value,
   Beginning of Period.............  $1.000   $1.000   $1.000   $1.000  $1.000    $1.000  $1.000   $1.000   $1.000  $1.000    $1.000

Income from Investment Operations:
   Net Investment Income...........    .051     .049     .054     .037    .027      .016    .046     .070     .077    .083      .064

   Net Realized and Unrealized
     Gain (Loss) on Investments....       -        -        -        -       -         -       -        -        -       -         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    .051     .049     .054     .037    .027      .016    .046     .070     .077    .083      .064

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........  (.051)   (.049)   (.054)   (.037)  (.027)    (.016)  (.046)   (.070)   (.077)  (.083)    (.064)

   Distributions from Capital Gains       -        -        -       -        -         -       -        -        -       -         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions  (.051)   (.049)   (.054)   (.037)  (.027)    (.016)  (.046)   (.070)   (.077)  (.083)    (.064)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $1.000   $1.000   $1.000   $1.000  $1.000    $1.000  $1.000   $1.000   $1.000  $1.000    $1.000
                                     ======   ======   ======   ======  ======  ========  ======   ======   ======  ======    ======
Total Return.......................   5.04%    5.07%    5.59%    3.76%   2.69%  1.54%(e)   4.64%    7.20%    8.37%   8.59%     6.61%
                                     ======   ======   ======   ======  ======  ========  ======   ======   ======  ======    ======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $47,315  $46,244  $32,670  $29,372 $22,753   $27,680 $25,194  $26,509  $26,588 $20,707   $14,571

   Ratio of Expenses to
     Average Net Assets............    .55%     .56%     .58%     .60%    .60%   .59%(f)    .57%     .56%     .57%    .61%      .64%

   Ratio of Net Investment Income
     to Average Net Assets.........   5.12%    5.00%    5.32%    3.81%   2.64%  3.10%(f)   4.54%    6.94%    8.05%   8.40%     6.39%

   Portfolio Turnover Rate.........     N/A      N/A      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

   Average Commission Rate.........     N/A      N/A      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

Notes to Financial Highlights

(a)  Effective January 1, 1998, the following Fund names were changed:
         Principal Balanced Fund, Inc. became Balanced Account
         Principal Bond Fund, Inc. became Bond Account
         Principal Capital Accumulation Fund, Inc. became Capital Value Account Principal Emerging Growth Fund, Inc. became MidCap Account
         Principal Government Securities Fund, Inc. became Government
           Securities Account
         Principal Growth Fund, Inc. became Growth Account
         Principal Money Market Fund, Inc. became Money Market Account Principal World Fund, Inc. became International Account

(b) Effective July 1, 1992 the Account changed its fiscal year end from June 30 to December 31. This column represents the period July 1, 1992 to December 31, 1992.

(c) Fiscal year end June 30.

(d) Period from December 18, 1987, date shares first offered to eligible purchasers, through June 30, 1988. Net investment income aggregating $.01 per share for the period from the initial purchase of shares on December 10, 1987 through December 17, 1987 was recognized, all of which was distributed to the Account's sole stockholder, Principal Mutual Life Insurance Company. This represented activity of the Account prior to the initial offering of shares to eligible purchasers.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded for financial statement purposes by the fund. The differences between the income and gains distributed on a book versus tax basis are shown in the Financial Highlights as excess distributions from net investment income and from capital gains.

(h) Period from May 1, 1994, date shares first offered to the public, through December 31, 1994. Net investment income, aggregating $.01 per share for the Growth Account and $.04 per share for the International Account for the period from the initial purchase of shares on March 23, 1994 through April 30, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Growth Account and the International Account incurred unrealized losses on investments of $.41 and $.10 per share, respectively, during the initial interim period. This represented activities of each Account prior to the initial public offering of Account shares.


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Account are described below. There can be no assurance that the objectives of the Accounts will be realized.

GROWTH-ORIENTED ACCOUNTS

     The Fund includes four Accounts which seek capital appreciation through investments in equity securities (Capital Value, Growth, International and MidCap Accounts) and one Account which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Account). These five Accounts are collectively referred to as the Growth-Oriented Accounts.

     The Growth-Oriented Accounts may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and American Depository Receipts based on any of the foregoing securities. The Capital Value, Growth, International and MidCap Accounts will seek to be fully invested under normal conditions in equity securities. When, in the opinion of the Manager or Sub-Advisor, current market or economic conditions warrant, a Growth-Oriented Account may for temporary defensive purposes place all or a portion of its assets in cash, on which the Account would earn no income, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. A Growth-Oriented Account may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

Balanced Account

     The investment objective of Balanced Account is to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the judgment of the Sub-Advisor, Invista, do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.

     In seeking to achieve the investment objective, the Account invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Account may also invest in other equity securities, and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Account seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Sub-Advisor will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Sub-Advisor will be successful in achieving this goal.

     The portions of the Account's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Account's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Sub-Advisor as to general market and economic conditions, trends in investment yields and interest rates and changes in fiscal or monetary policies.


     The Account may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Account may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Account's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Account may invest may be considered to include speculative characteristics and the Account may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. See Certain Investment Policies and Restrictions - Below Investment-Grade Bonds for a discussion of the risks associated with these securities. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. The Account will not concentrate its investments in any industry.


     In selecting common stocks, the Sub-Advisor seeks companies which it believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Sub-Advisor determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Sub-Advisor may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Account may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Account may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

     The short-term money market investments in which the Account may invest include the following: U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Account will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of $1 billion.

     The United States government securities in which the Account may invest include U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.

Capital Value Account

     The primary objective of Capital Value Account is long-term capital appreciation. A secondary objective is growth of investment income.


     The Account will invest primarily in common stocks, but it may invest in other securities. In making selections for the Account's investment portfolio, the Sub-Advisor, Invista, will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. To achieve the investment objective, Invista will invest in securities that have "value" characteristics. This process is known as "value investing." Value investing is purchasing securities of companies with above average dividend yields and below average price to earnings (P/E) ratios. Securities chosen for investment may include those of companies which Invista believes can reasonably be expected to share in the growth of the nation's economy over the long term.


Growth Account

     The objective of Growth Account is growth of capital. Realization of current income will be incidental to the objective of growth of capital.

     The Account will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Account's investment portfolio, the Sub-Advisor, Invista, will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Account's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Account may be subject to greater risk than securities which do not have such potential.

International Account


     The investment objective of International Account is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. In choosing investments in equity securities of foreign and United States corporations, the Sub-Advisor, Invista, intends to pay particular attention to long-term earnings prospects and the relationship of then-current prices to such prospects. Short-term trading is not generally intended, but occasional investments may be made for the purpose of seeking short-term or medium-term gain. The Account expects its investment objective to be met over long periods which may include several market cycles. For a description of certain investment risks associated with foreign securities, see Certain Investment Policies and Restrictions - Foreign Securities.


     For temporary defensive purposes, the International Account may invest in the same kinds of securities as the other Growth-Oriented Accounts whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

     The Account intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Account intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least five countries, one of which may be the United States (although the Account currently intends not to invest in equity securities of United States companies). Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

MidCap Account


     The objective of MidCap Account is to achieve capital appreciation. The strategy of this Account is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the MidCap Account may invest, for any period of time, in any industry, in any kind of growth-oriented company, whether new and unseasoned or well known and established. Under normal market conditions, the Account will invest at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. The Account may invest up to 10% of its assets in securities of foreign issuers. For a description of certain investment risks associated with foreign securities, see Certain Investment Policies and Restrictions Foreign Securities.


     There can be, of course, no assurance that the Account will attain its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Account invests, the Account believes that its shares are suitable only for persons who are prepared to experience above-average fluctuations in net asset value, to assume above-average investment risk in search of above-average return, and to consider the Account as a long-term investment and not as a vehicle for seeking short-term profits. Moreover, since the Account will not be seeking current income, investors should not view a purchase of Account shares as a complete investment program.

INCOME-ORIENTED ACCOUNTS

     The Fund currently include two Accounts which seek a high level of income through investments in fixed-income securities (Bond Account and Government Securities Account) collectively referred to as the "Income-Oriented Accounts." An investment in either of the Income-Oriented Accounts involves market risks associated with movements in interest rates. The market value of the Accounts' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Accounts' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due. Each Account's rating limitations apply at the time of acquisition of a security, and any subsequent change in a rating by a rating service will not require elimination of a security from the Account's portfolio. The Statement of Additional Information contains descriptions of ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").

Bond Account

     The investment objective of the Bond Account is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     In seeking to achieve the investment objective, the Account will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Account may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Account to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.


     Under normal circumstances, the Account will invest at least 65% of its assets, exclusive of cash items, in one or more of the following kinds of securities: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by Standard & Poor's Corporation (AAA, AA, A or BBB) or by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or which, if lower-rated or nonrated, are comparable in quality in the opinion of the Account's Manager;
(ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Account's assets may be invested in other fixed income securities, including domestic and foreign corporate debt securities or preferred stocks, in common stocks that provide returns that compare favorably with the yields on fixed income investments, and in common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Account invests may be convertible or non-convertible. The Account does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB - by S&P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). See Certain Investment Policies and Restrictions - Below Investment-Grade Bonds for a discussion of the risks associated with these securities. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


     Cash equivalents in which the Account invests include corporate commercial paper rated A-1+, A-1 or A-2 by Standard & Poor's or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by Standard & Poor's and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Account to have investment quality. Under unusual market or economic conditions, the Account may for temporary defense purposes invest up to 100% of its assets in cash or cash equivalents.

Government Securities Account

     The objective of Government Securities Account is a high level of current income, liquidity and safety of principal.

     The Account will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Account may maintain reasonable amounts of cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

     Cash equivalents in which the Account invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Account to have investment quality.


     Depending on market conditions, up to 55% of the assets may be invested in GNMA Certificates. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.


     GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA certificates, which are the only kind in which the Account intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.


     Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Account. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature). Therefore, the market value may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages. As a result, the net asset value of Account shares will fluctuate as interest rates change.


     Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Account at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.


     To the extent deemed appropriate by the Account's Sub-Advisor, Invista, the Account intends to purchase GNMA Certificates directly from Principal Mutual Life Insurance Company and other issuers as well as from securities dealers. The Account will purchase directly from issuers only if it can obtain a price advantage by not paying the commission or mark-up that would be required if the Certificates were purchased from a securities dealer. The Securities and Exchange Commission has issued an order under the Investment Company Act of 1940 that permits the Account to purchase GNMA Certificates directly from Principal Mutual Life Insurance Company subject to certain conditions.


     The FNMA and FHLMC securities in which the Account invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

     Student Loan Marketing Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Account invests are rated AAA by Standard & Poor's and Aaa by Moody's.

     There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by the agency and is traded regularly in denominations similar to those in which government obligations are traded.

     The Account will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Account's investment objective. Accordingly, the Account may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     As a hedge against changes in interest rates, the Account may enter into contracts with dealers in GNMA Certificates whereby the Account agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Account may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Account may also purchase optional delivery standby
commitments   which  give  the  Account  the  right  to  sell   particular  GNMA
Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Account. To the extent the Account engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Account at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Account becomes obligated to purchase securities on a delayed delivery basis the Account has all the rights and risks attendant to the ownership of a security. At the time the Account enters into a binding obligation to purchase such securities, Account assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Account's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Account may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Account's total assets that may be committed to transactions in such agreements.

MONEY MARKET ACCOUNT

     The Fund also includes an Account which invests primarily in short-term securities, the Money Market Account. Securities in which the Money Market Account will invest may not yield as high a level of current income as securities of low quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     The Money Market Account will limit its portfolio investments to United States dollar denominated instruments that the board of directors determines present minimal credit risks and which are at the time of acquisition "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. Eligible Securities include:

     (1) A security with the remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security that at the time of issuance was a long-term security that has a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) An unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     The Account will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Account (either initially or upon any subsequent rollover), are rated below the highest rating category for short-term debt obligations;

     (2) Securities which, at the time of issuance were long-term securities but when acquired by the Account have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, below the highest rating category for short-term obligations;

     (3) Securities which are unrated but are determined by the Account's board of directors to be of comparable quality to securities rated below the highest rating category for short-term debt obligations. The Account will maintain a dollar-weighted average portfolio maturity of 90 days or less.

     The objective of the Money Market Account is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

     The Account intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Account's right to borrow to facilitate redemptions may reduce the need for such sales. It is the Account's policy to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Account expects to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Account will pay any significant brokerage commissions. The Account is free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

     A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Account invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Account's operating expenses.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Accounts may use in an effort to achieve their respective investment objectives.

Diversification

     Each Account is subject to the diversification requirements of Section 817(h) of the Internal Revenue Code (the "Code") which must be met at the end of each quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring each Account to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the United States Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer.
Thus, the Government Securities Account intends to invest in U.S. Treasury securities and in securities issued by at least four U.S. Government agencies or instrumentalities in the amounts necessary to meet those diversification requirements at the end of each quarter of the year (or within thirty days thereafter).

     In the event any of the Accounts do not meet the diversification requirements of Section 817(h) of the Code, the contracts funded by shares of the Accounts will not be treated as annuities or life insurance for Federal income tax purposes and the owners of the Accounts will be subject to taxation on their share of the dividends and distributions paid by the Accounts.

Foreign Securities

     Each of the following Accounts has adopted investment restrictions that limit its investments in foreign securities to the indicated percentage of its assets: International Account - 100%; `Bond and Capital Value Accounts - 20%; Balanced, Growth and MidCap Accounts - 10%. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not considered "foreign securities" for purposes of this investment limitation. Investment in foreign securities presents certain risks including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. An Accounts investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Currency Contracts

     The International Account may enter into forward currency contracts, currency futures contracts and options thereon and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Account will not enter into a transaction to hedge currency exposure to an extent greater in effect than the aggregate market value of the securities held or to be purchased by the Account that are denominated or generally quoted in or currently convertible into the currency. When the Account enters into a contract to buy or sell a foreign currency, it generally will hold an amount of that currency, liquid securities denominated in that currency or a forward contract for such securities equal to the Account's obligation, or it will segregate liquid high grade debt obligations equal to the amount of the Account's obligations. The use of currency contracts involves many of the same risks as transactions in futures contracts and options as well as the risk of government action through exchange controls or otherwise that would restrict the ability of the Account to deliver or receive currency.

Repurchase Agreements and Securities Loans


     Each of the Accounts may enter into repurchase agreements with, and each of the Accounts, except the Capital Value and Money Market Accounts, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Account if the other party should default on its obligations, and the Account is delayed or prevented from recovering on the collateral. See the Fund's Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by the Fund's Board of Directors to deal with those risks. None of the Accounts intend either
(i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Account, would amount to more than 10% of its total assets or (ii) to loan securities in excess of 30% of its total assets.


Forward Commitments

     From time to time, each of the Accounts may enter into forward commitment agreements which call for the Accounts to purchase or sell a security on a future date and at a price fixed at the time the Account enters into the agreement. Each of the Accounts may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants

     Each of the Accounts, except the Money Market and Government Securities Accounts, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. For the International Account, the 2% limitation also does not apply to warrants listed on the Toronto Stock Exchange or the Chicago Board Options Exchange.

Borrowing

     As a matter of fundamental policy, each Account may borrow money only for temporary or emergency purposes. The Balanced, Bond, Capital Value and Money Market Accounts may borrow only from banks. Further, each may borrow only in an amount not exceeding 5% of its assets, except the Capital Value Account which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made, and the Money Market Account which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made.

Options

     The Balanced, Bond, Government Securities, Growth, International, and MidCap Accounts may each purchase covered spread options, which would give the Account the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Account does not own, but which is used as a benchmark. These same Accounts may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Accounts may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.

Below Investment Grade Bonds

     Below investment-grade bonds are securities rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Corporation ("S&P") or unrated securities which the Account's Manager or Sub-Advisor believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Accounts do not intend to invest in securities rated lower than Ba3 by Moody's or BB by S&P. The Bond Account may not invest more than 35% of its assets in such securities. The Balanced Account does not intend to invest more than 5% of its assets in such securities.

     The rating services' descriptions of below investment grade securities rating categories in which the Accounts may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Ba in its bond rating system. The modifier 1 indicates that the security ranks in the high end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB: Debt rated "BB" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The "BB" rating may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Below investment-grade securities present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for below investment-grade securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the Accounts and the ability of the issuers of the securities held by the Accounts to pay principal and interest. A default by an issuer may result in an Account incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Accounts invest may contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Account would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Account's net asset value per share.

     The Statement of Additional Information includes further information concerning the Accounts' investment policies and applicable investment restrictions. Each Account's investment objective and certain investment restrictions designated as such in this Prospectus or the Statement of Additional Information are fundamental policies that may not be changed without shareholder approval. All other investment policies described in the Prospectus and the Statement of Additional Information for an Account are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval.

MANAGER AND SUB-ADVISOR


     The Manager for the Fund is Principal Management Corporation (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of December 31, 1997, the Manager served as investment advisor for 30 such funds with assets totaling approximately $5.3 billion.

     The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Balanced, Capital Value, Government Securities, Growth, International and MidCap Accounts. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at December 31, 1997 were approximately $26 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

     The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Account's portfolio. The persons primarily responsible for the day-to-day management of each Account are identified below:

                             Primarily
    Account              Responsible Since                           Person Primarily Responsible
    -------              -----------------                           ----------------------------
Balanced                    April, 1993              Judith A. Vogel, CFA (BA degree, Central College). Vice President, Invista
                                                     Capital Management, Inc. Co-Manager since December, 1997: Martin J. Schafer
                                                     (BBA degree, University of Iowa). Vice President,
                                                     Invista Capital Management, Inc.


Bond                        November, 1996           Scott A.  Bennett, CFA  (MBA degree, University of Iowa) Assistant
                                                     Director Investment Securities, Principal Mutual Life Insurance Company since
                                                     1996. Prior thereto, Investment Manager.

Capital Value               November, 1996           Catherine A. Green, CFA, (MBA degree, Drake University). Vice President,
                                                     Invista Capital Management, Inc.


Government Securities       April, 1987              Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
                            (Account's inception)    Capital Management, Inc.

Growth and MidCap           May, 1994                Michael R. Hamilton, (BMBA degree, Bellarmine College). Vice President,
                            (Account's inception)    Invista Capital Management, Inc.
                            and December, 1987
                            (Account's inception),
                            respectively


International               April, 1994              Scott D. Opsal, CFA (MBA  degree, University of Minnesota). Executive Vice
                                                     President, Invista Capital Management, Inc. since  1997; Vice President,
                                                     1986-1997.


DUTIES PERFORMED BY THE MANAGER AND SUB-ADVISOR

     Under Maryland law, the business and affairs of the Fund are managed under the direction of its Board of Directors. The investment services and certain other services referred to under the heading "Cost of Manager's Services" in the Statement of Additional Information are furnished to the Fund under the terms of a Management Agreement between the Fund and the Manager and, for some of the Accounts, a Sub-Advisory Agreement between the Manager and Invista. The Manager, or Invista, advises the Accounts on investment policies and on the composition of the Accounts' portfolios. In this connection, the Manager, or Invista, furnishes to the Board of Directors of the Fund a recommended investment program consistent with the Account's investment objective and policies. The Manager, or Invista, is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.

     The Fund and the Manager have filed an application with the Securities and Exchange Commission seeking an exemptive order that would permit the Manager to appoint a Sub-Advisor or change a subadvisory agreement without approval by shareholders. If the SEC issues the requested order, the Fund would be able to change Sub-Advisors or the fees paid to Sub-Advisors from time to time without the expense and delays associated with obtaining shareholder approval of the change. The order would not permit the Manager to appoint a Sub-Advisor that is an affiliate of the Manager or the Fund (other than by reason of serving as Sub-Advisor to a portfolio) (an "Affiliated Sub-Advisor") or to change a subadvisory fee of an Affiliated Sub-Advisor without the approval of shareholders. Currently, Invista is an Affiliated Sub-Advisor. There is no assurance that the SEC will grant the requested ruling.

     The Fund would not rely on the requested SEC order as to any Account until the operation of that Account in the manner described in the application is approved by (1) contract owners who have allocated assets to that Account, or
(2) in the case of a new Account, the Account's sold initial shareholder before the Account is made available to contract owners.

     Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state or federal taxes, fees and expenses of all directors of the Fund who are not persons affiliated with the Manager, interest, fees for Custodian of the Account, and the cost of meetings of shareholders.


     The compensation paid by each Account to the Manager for the fiscal year ended December 31, 1997 was, on an annual basis, equal to the following percentage of average net assets:
                                                                     Total
                                             Manager's             Annualized
                     Account                    Fee                 Expenses
                     -------                 ---------             ----------
         Balanced Account                      .59%                   .61%
         Bond Account                          .50%                   .52%
         Capital Value Account                 .46%                   .47%
         Government Securities Account         .50%                   .52%
         Growth Account                        .49%                   .50%
         International Account                 .74%                   .87%
         MidCap Account                        .62%                   .64%
         Money Market Account                  .50%                   .55%


     The Manager's Fee shown above includes a fee paid to the Account's Sub-Advisor, if any. Fees paid to Sub-Advisors for the fiscal year ended December 31, 1997 were as follows: Balanced - .06%; Capital Value - .06%; Government Securities - .03%; Growth - .06%; International - .09% and MidCap -
 .06%. The compensation being paid by the International Account for investment management services is higher than that paid by most funds to their advisor, but it is not higher than the fees paid by many funds with similar investment objectives and policies.


     The Manager and Sub-Advisor may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between the Manager, Principal Mutual Life Insurance Company and the Fund, provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

     The Accounts may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to Principal Financial Securities, Inc., a broker-dealer that is an affiliate of the Distributor and Manager for the Fund.

     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company.

MANAGERS' COMMENTS


     Principal Management Corporation and Invista are staffed with investment professionals who manage each individual Account. Comments by these individuals in the following paragraphs summarize in capsule form the general strategy and results of each Account through 1997. The accompanying graphs display results for the past 10 years or the life of the Account, whichever is shorter. Average Annual Total Return figures provided for each Account in the graphs below reflect all expenses of the Account and assume all distributions are reinvested at net asset value. The figures do not reflect expenses of the variable life insurance contracts or variable annuity contracts that purchase Account shares; performance figures for the divisions of the contracts would be lower than performance figures for the Accounts due to the additional contract expenses. Past performance is not predictive of future performance. Returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.


     The various indices included in the graphs below are unmanaged and do not reflect any commissions or fees which would be incurred by an investor purchasing the securities included in the index. Investors cannot invest directly into these or any indices.

Growth-Oriented Accounts

Balanced Account
  (Judith A. Vogel)


                         Total Returns *
                    As of December 31, 1997
         ---------------------------------------------------
         1 Year           5 Year               10 Year
         17.93%           12.57%                12.96%


            Comparison of Change in Value of $10,000 Investment in the Balanced Account, S&P 500, Lehman Brothers Government/Corporate
                  Bond Index and Lipper Balanced Fund Average
          ---------------------------------------------------------------
                                                    Lipper       Lehman
          Year Ended   Balanced      S&P 500        Mid Cap     Govt Corp
         December 31,  Account       Index           Index      Bond Index
                       10,000        10,000         10,000       10,000
            1988       11,830        11,661         11,229       10,759
            1989       13,198        15,356         13,429       12,290
            1990       12,348        14,877         13,355       13,309
            1991       16,592        19,412         16,930       15,455
            1992       18,716        20,891         18,122       16,626
            1993       20,786        22,992         20,066       18,464
            1994       20,351        23,294         19,561       17,816
            1995       25,355        32,037         24,482       21,246
            1996       28,684        39,388         27,851       21,861
            1997       33,826        52,525         33,143       23,993

1997 might best be described as a year of many moods in the financial markets. The first half of the year was characterized by strength in the economy, low inflation and phenomenal stock market results. The 25 largest companies in the S&P 500 produced the best performance results among equity investments, making the benchmark index a tough challenge for equity managers to beat. In 1997 the Account had a return of 17.93% versus 19.00% for the Lipper Balanced Fund Average, 9.75% for the Lehman Brothers Government/Corporate Bond Index and 33.35% for the S&P 500. Suffering from the impact of higher interest rates after the Fed raised overnight bank lending rates in March, bond market returns were much less robust. During the late summer and fall of the year concerns over potential fallout from the Asian currency and market collapses caused a flight to safety among U.S. Treasury bonds. Interest rates declined and, as investors shunned large, multi-national companies having exposure to Asian economies in favor of domestic common stocks, small caps registered double-digit quarterly gains. In the final three months of the year the economy continued its upward trend with no signs of developing inflationary pressures. Bond yields dipped below 6% at the end of the year while a fresh round of earnings concerns kept stock valuations from expanding further. All in all it was a very favorable year. The U.S. stock market experienced an unprecedented third consecutive year of annual returns in excess of 20%, and the bond market produced attractive results approximating 10% as well.

With an asset mix of 60% equities and 40% fixed income, the Balanced Account participated in the strong financial markets of 1997 producing a 17.9% return which was well above long-run average results. The Account's strategy of holding a diversified portfolio of high quality fixed income securities and reasonably valued common stocks was maintained. The Account's objective is to produce both capital appreciation and current income without taking on undue risk to principal. Managers expect 1998 to be challenging as investors wrestle with an aging economic expansion, strong global competition, high stock market valuations and potential earnings disappointments. This Account's focus on credit quality among bonds and a value orientation in the equity portfolio should benefit long-term shareholders of the Balanced Account.

There is no  independent  market  index  against  which to  measure  returns  of balanced portfolios, however, the S&P 500 Stock Index and the Lehman Government/Corporate Bond Index are included in the accompanying graph for your information.

Capital Value Account
 (Catherine A. Green)

                  Total Returns *
              As of December 31, 1997
--------------------------------------------------
1 Year             5 Year              10 Year
 28.53%            17.80%               15.23%


           Comparison of Change in Value of $10,000 Investment in the
    Capital Value Account, S&P 500 and Lipper Growth and Income Fund Average
  ----------------------------------------------------------------------------


                    Capital              S&P 500                 Lipper
   Year Ended        Value                Stock              Growth & Income
  December 31,      Account               Index                Fund Average
                    10,000               10,000                  10,000
      1988          11,442               11,661                  11,601
      1989          13,294               15,356                  14,332
      1990          11,983               14,877                  13,694
      1991          16,617               19,412                  17,676
      1992          18,199               20,891                  19,264
      1993          19,618               22,992                  21,489
      1994          19,714               23,294                  21,287
      1995          26,004               32,037                  27,847
      1996          32,114               39,388                  33,634
      1997          41,277               52,525                  42,762

The Capital Value Account for 1997 was impacted by certain aspects of the market that were common in many equity mutual funds. Although it underperformed the S&P 500 Index over the latest calendar year, it was able to outperform the average Growth & Income Fund. The Account's exposure to the financial sector was a big plus for its performance. These types of companies continue to provide stable, strong earnings growth which has resulted in strong stock performance for these names.

1997 was a year of fairly high volatility in the market. After the first four months of the year the market was quite weak as concerns and fear of higher interest rates kept a lid on returns. The period through August was one of rebounding stocks and strong performance in certain sectors, including Technology. The fourth quarter brought growing fears of the Asian crisis moving to U.S. shores, and the subsequent stock activity was indeed quite dramatic. Those funds with major tech exposure that enjoyed the late summer period found themselves with stocks that had major reversals of fortune. Also, the third quarter brought concerns that some of the major consumer staple stocks would not be able to continue strong earnings growth without revenue growth to help out. This impacted some names that had been market leaders for several years. Account managers continue to monitor these economic and market changes both in the U.S. and abroad to determine when any inflection points may require changes to the portfolio.


Growth Account
  (Michael R. Hamilton)


                    Total Returns *
                 As of December 31, 1997
  -------------------------------------------------------
  1 Year         Since Inception Date 5/2/94      10 Year
  26.96%                  18.98%                    --


           Comparison of Change in Value of $10,000 Investment in the
              Growth Account, S&P 500 and Lipper Growth Fund Average
       ---------------------------------------------------------------
                                           S&P 500
                                            Broad             Lipper
       Year Ended            Growth         Based             Growth
       December 31,          Account        Index              Index
                             10,000         10,000            10,000
          1994               10,542         10,397            10,090
          1995               13,243         14,299            13,197
          1996               14,899         17,580            15,736
          1997               18,916         23,443            19,717

Fourth quarter 1997 saw a slowdown in the broad stock market advances. The S&P 500 saw only a small advance from the third quarter while other major indexes were down. Small company stocks saw a negative return for the quarter. This all came about with the announcement that many Asian countries were faced with financial problems that could require currency devaluation and other austere measures for their economies. A reduction in Asian demand could cause U.S. exports to decline with a corresponding increase in foreign imports. All this could reduce growth in the United States economy. The S&P 500 Index was heavily influenced by the top 25 holdings in the Index. These are vary large companies. The Growth Account is more diversified than the Index and therefore its results were more representative of the broader market.

While this news was not well received by the financial markets at the time, the negative returns have been erased and the market has moved to new highs. The oil price weakness has been a real help to all economies and the access to capital by Asian countries has been limited which has prevented an all out production and import rampage by them. This has lessened the impact on the U.S. economy.

Given the reduction in growth caused by Asian problems, managers still favor companies with stable earnings and certain visibility. Healthcare and related companies move to the front of the favored sectors along with financial companies and technology companies focused on communication. Account managers are still prudently constructive on the markets, as no real economic disequalibrium is present. Low interest rates continue to be supportive of the market.



International Account
  (Scott D. Opsal)


                      Total Returns *
                 As of December 31, 1997
     ----------------------------------------------------
     1 Year    Since Inception Date 5/2/94       10 Year
     12.24%              12.67%                    --


           Comparison of Change in Value of $10,000 Investment in the
        International Account, EAFE and Lipper International Fund Average
          ------------------------------------------------------------
                                     Morgan Stanley         Lipper
          Year Ended   International      EAFE          International
          December 31,    Account        Index               Index
                           10,000       10,000               10,000
             1994           9,663        9,990                9,758
             1995          11,032       11,110               10,676
             1996          13,800       11,781               11,934
             1997          15,488       11,991               12,583

The International Account's return of 12.24% in 1997 compared favorably with the return generated by the EAFE Index of 1.78%. The Account benefited from its overweight position in Europe. European markets were very strong in 1997 and with all markets up for the year and only two markets, Norway and Austria, up less than 10%. The environment for equities in Europe was very positive in 1997; inflation remained low, interest rates were low and falling and economic growth began to pick up. The strong U.S. dollar was another factor boosting the performance of European equities because of its positive effect on the profitability of exporters based in Europe.

While almost everything was going right in Europe, almost everything went wrong in Asia. The currency crisis that started in Thailand in the third quarter spread to other Asian countries employing a currency peg system in the months that followed. The currency depreciation that these countries experienced had a significant negative ripple effect on the profitability of their corporate sector and on near-term economic growth prospects. Stock market performance reflected those problems, with five markets (Thailand, South Korea, Indonesia, Malaysia, Philippines) all down more than 60%. Hong Kong and Singapore were down 30% or less. The Account benefited from its underweight position in Asia relative to the EAFE Index. A large portion of the Asian exposure in the Account in 1997 resided in Hong Kong, another positive for relative performance.

The Account remains underweighted in the Japanese market, which was down 23.7% in 1997, another reason the account outperformed. Valuations continue to be high in Japan and the outlook for economic growth is not good given the continued weakness of the Japanese economy and the subdued growth outlook of its Asian neighbors.

The strong U.S. dollar had an equally negative effect on the returns of the Account and the EAFE Index, reducing both by 10.5%.


MidCap Account
  (Michael R. Hamilton)


                            Total Returns *
                        As of December 31, 1997
              ---------------------------------------------------
              1 Year              5 Year                10 Years
              22.75%              18.18%                 18.29%

                  Comparison of Change in Value of $10,000 Investment
            in the MidCap Account, S&P 500 and Lipper Mid Cap Fund Average
            --------------------------------------------------------------
                                                               Lipper
                 Year Ended         MidCap        S&P 500      MID CAP
                 December 31,       Account        Index        Index
                                    10,000         10,000      10,000
                    1988            12,371         11,661      11,476
                    1989            15,073         15,356      14,586
                    1990            13,189         14,877      14,067
                    1991            20,244         19,412      21,275
                    1992            23,268         20,891      23,213
                    1993            27,755         22,992      26,625
                    1994            27,971         23,294      26,079
                    1995            36,086         32,037      34,469
                    1996            43,704         39,388      40,646
                    1997            53,649         52,525      48,624

Small company stocks suffered during the third quarter 1997 as investors chose to avoid them in favor of large cap stocks given the Asian problems that surfaced at the start of the quarter. This was a reversal from the prior quarter. Once the magnitude of the Asian problems was assumed, its effects could be anticipated. The largest 25 companies in the S&P 500 produced the best performance results among equity investments, making the benchmark index a challenge for equity managers to beat. The Account and the Lipper Average trailed the S&P 500 Index because of their emphasis on small cap stocks.

As of now little impact is assumed on global economic growth. The withdrawal of capital from many troubled markets and their implementation of more austere measures in the troubled countries have lessened the threat of cheap imports swamping the U.S. economy. Small cap stocks are once again on investors growth stock shopping lists.

Account managers feel that even if Asia remains in a different mode, growth in the United States will not be greatly affected and growth in Europe and South America could offset the Asian slowdown. Still, it is prudent to stick with those companies and industries with more visible growth in revenues and more stable earnings. Financial stocks continue to benefit from consolidation and expense control. Healthcare should benefit from the aging baby boomers as they continue active lifestyles. Technology is one of the main factors enabling companies to improve efficiency and requires continual investment to stay competitive. The portfolio is well positioned to take advantage of these opportunities.


Important Notes of the Growth-Oriented Accounts:

Standard & Poor's 500 Stock Index: an unmanaged index of 500 widely held common stocks representing industrial, financial, utility and transportation companies listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market.


Lipper Growth Fund Average: This average consists of funds which normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The one-year average at December 31, 1997 contained 820 funds.

Lipper Flexible Portfolio Fund Average: This average consists of funds which allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments, with a focus on total return. The one-year average at December 31, 1997 contained 196 funds.

Lipper Balanced Fund Average: this average consists of mutual funds which attempt to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The one year average at December 31, 1997 contained 350 mutual funds.

Lipper Growth & Income Fund Average: this average consists of funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. The one year average at December 31, 1997 contained 611 funds.

Lipper Mid Cap Fund Average: This average consists of funds which by prospectus or portfolio practice, limit their investments to companies with average market capitalizations and/or revenues between $800 million and the average market capitalization of the Wilshire 4500 Index (as captured by the Vanguard Index Extended Market Fund). The one-year average at December 31, 1997 contained 249 funds.

Morgan Stanley EAFE (Europe, Australia and Far East) Index: This average reflects an arithmetic, market value weighted average of performance of more than 900 securities which are listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Denmark, Netherlands, New Zealand, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland, and the United Kingdom.

Lipper International Fund Average: This average consists of funds which invest in securities primarily traded in markets outside of the United States. The one-year average at December 31, 1997 contained 421 funds.


Income-Oriented  Accounts:

Bond Account
   (Scott A. Bennett)


                      Total Returns *
                 As of December 31, 1997
--------------------------------------------------------------
  1 Year                    5 Year               10 Years
  10.60%                    8.44%                  9.62%

Comparison of Change in Value of $10,000 Investment in the Bond Account, Lehman
 Brothers BAA Corporate Index and Lipper Corporate Debt BBB Rated Fund Average
-------------------------------------------------------------------------------
                                        Lehman            Lipper
     Year Ended       Bond               BAA               BBB
     December 31,    Account            Index              Avg
                     10,000             10,000           10,000
        1988         10,927             10,923           10,900
        1989         12,441             12,463           12,060
        1990         13,090             13,343           12,751
        1991         15,278             15,814           15,020
        1992         16,711             17,187           16,258
        1993         18,660             19,300           18,261
        1994         18,120             18,360           17,447
        1995         22,136             22,533           20,948
        1996         22,659             23,439           21,616
        1997         25,060             26,040           23,795

1997 was a year of high absolute levels of return for the fixed income market. The Bond Account's total return for the year was 10.6%. This high level of return was driven by the decline in Treasury yields through the final three-quarters of the year on continued confidence that inflation would remain low. The financial crisis in Asia in the fourth quarter also accelerated the decline in Treasury yields as investors increased their purchases of Treasuries, seeking a safe haven.

Although the Asian crisis was positive from a perspective of pushing down interest rates, it increased the risk premium (spread) demanded by investors to own corporate bonds as compared to owning Treasury bonds. The higher premium was demanded on the threat of lower corporate profits because of Asia's influence on the world's markets. Certain industries were hit harder than others, including commodity industries, the technology sector, and construction industries such as heavy equipment manufacturers. All of these factors influenced the 1997 returns of the Bond Account. The Account's significant diversification by industry and issuer helped it to avoid significant downside risk from the Asian crisis.

The Bond Account continues to outperform the Lipper Corporate Debt Fund BBB-Rated Average and lag the Lehman BAA Corporate Index, which benefits from the lack of fees. The long-term outperformance relative to the average BBB fund is credited to remaining well diversified, fully invested and not guessing interest rates.


Government Securities Account
  (Martin J. Schafer)


                    Total Returns *
                As of December 31, 1997
--------------------------------------------------
1 Year               5 Year            10 Year
 10.39%               7.38%             9.36%


Comparison of Change in Value of $10,000 Investment in the Government Securities
  Account, Lehman Brothers Mortgage Index and Lipper U.S. Mortgage Fund Average
--------------------------------------------------------------------------------

                              Gov't        Lehman        Lipper
          Year Ended       Securities     Mortgage    U.S. Mortgage
          December 31,       Account       Index          Index
                              10,000       10,000         10,000
             1988             10,832       10,872         10,746
             1989             12,521       12,552         12,098
             1990             13,716       13,899         13,233
             1991             16,041       16,082         15,190
             1992             17,138       17,200         16,118
             1993             18,865       18,376         17,319
             1994             18,010       18,081         16,596
             1995             21,444       21,118         19,290
             1996             22,162       22,248         20,037
             1997             24,464       24,359         21,756

Interest rates fell for most of 1997, which led to a very strong year for the Government Securities Account. The Account outperformed both the Lehman Brothers MBS Index as well as the Lipper U.S. Mortgage Fund Average, mostly due to its slightly longer duration.

Managers  added to  results  last  year by  identifying  and  selecting  certain undervalued sectors of mortgage-backed securities for a portion of the portfolio. These securities have now become very popular with Wall Street and other investors, resulting in an increase in value.

Managers believe the current portfolio is well positioned for the period ahead. The Account has a number of securities that are "seasoned" (e.g., original 30 year loans that have been outstanding for three years or more) and therefore valued more highly in the marketplace. The majority of the securities are priced below par, so prepayment risk is negligible. The current strategy of staying fully invested in generic MBS pass-throughs with a mix of coupons, supplemented with government agencies, has served the Account well and should continue going forward.


Important Notes of the Income-Oriented Accounts:

Lehman Brothers, BAA Corporate Index: an unmanaged index of all publicly issued fixed rate non-convertible, dollar-denominated, SEC-registered corporate debt rated Baa or BBB by Moody's or S&P.


Lipper Corporate Debt BBB Rated Funds Average: this average consists of mutual funds investing at least 65% of their assets in corporate and government debt issues rated by S&P or Moody's in the top four grades. The one year average at December 31, 1997 contained 102 mutual funds.


Lehman Brothers Mortgage Index: an unmanaged index of 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).


Lipper U.S. Mortgage Fund Average: this average consists of mutual funds investing at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. The one year average at December 31, 1997 contained 59 mutual funds.


Note: Mutual fund data from Lipper Analytical Services, Inc.

DETERMINATION OF NET ASSET VALUE OF ACCOUNT SHARES

     The net asset value of each Account's shares is determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of the Account's portfolio securities will not materially affect the current net asset value of the Account's redeemable securities, on days during which an Account receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The net asset value per share of each Account is determined by dividing the value of the Account's securities plus all other assets, less all liabilities, by the number of Account shares outstanding.

Growth-Oriented and Income-Oriented Accounts

     The following valuation information applies to the Growth-Oriented and Income-Oriented Accounts. Securities for which market quotations are readily available are valued using those quotations. Other securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith by the Board of Directors of the Fund.

     As previously described, some of the Accounts may purchase foreign securities whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager or Sub-Advisor under procedures established and regularly reviewed by the Board of Directors. To the extent the Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example Saturdays and other customary national U.S. Holidays, the Account's net asset value could be significantly affected on days when shareholders have no access to the Account.

Money Market Account

     The Money Market Account values its securities at amortized cost. For a description of this calculation procedure see the Fund's Statement of Additional Information.

PERFORMANCE CALCULATION

     From time to time,  the  Accounts  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Accounts. The Account's yield and total return figures described below will vary depending upon market conditions, the composition of the Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Accounts' performance figures to performance figures published for other investment vehicles. The Accounts may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. Any performance data quoted for the Accounts represents only historical performance and is not intended to indicate future performance of the Accounts. The calculation of average annual total return and yield for the Accounts does not include fees and charges of the separate accounts that invest in the Accounts and, therefore, does not reflect the investment performance of those separate accounts. For further information on how the Accounts calculate yield and total return figures, see the Statement of Additional Information.

Average Annual Total Return

     Each Account may advertise its respective average annual total return. Average annual total return for each Account is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. The Accounts may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices.

Yield and Effective Yield

     From time to time the Money Market Account may advertise its respective yield and effective yield. The yield of the Account refers to the income generated by an investment in the Account over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield for the Money Market Account will fluctuate daily as the income earned on the investments of the Account fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Account is one of a Series of Accounts issued by an open-end investment company and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Account is not insured. Investors comparing results of the Account with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Account.

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     It is the policy of each Account to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies it will be exempt from federal income tax upon the amounts so distributed to investors.

     Any dividends from the net investment income of the Accounts (except the Money Market Account) will normally be payable to the shareholders annually, and any net realized gains will be distributed annually. All dividends and capital gains distributions are applied to purchase additional Account shares at net asset value as of the payment date without the imposition of any sales charge.

     Each Account will notify shareholders of the portion of each distribution which constitutes investment income or capital gain. In view of the complexity of tax considerations, it is advisable for Eligible Purchasers considering the purchase of shares of the Accounts to consult with tax advisors on the federal and state tax aspects of their investments and redemptions.

Money Market Account

     The Money Market Account declares dividends of all its daily net investment income on each day the Account's net asset value per share is determined. Dividends are payable daily and are automatically reinvested in full and fractional shares of the Account at the then current net asset value unless a shareholder requests payment in cash.

     Net investment income, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Account. Expenses of the Account are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of the Account.

     Since the Account's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect any capital gains or losses. If the Account does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Account realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of the Account (including realized gains and losses on the portfolio securities) is declared as a dividend each time the net income of the Account is determined, the net asset value per share of the Account normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Account, representing reinvestment of dividend income, is reflected by an increase in the number of shares of the Account.

     Normally the Account will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net income of the Account determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Account may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investing in the Account. The Account may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors.

     The Board of Directors may revise the above dividend policy, or postpone the payment of dividends, if the Account should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse affect on shareholders.

ELIGIBLE PURCHASERS AND PURCHASE OF SHARES

     Only Eligible Purchasers may purchase shares of the Accounts. Eligible Purchasers are limited to (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. Such trustees or managers may purchase Account shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of the Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

     Each Account serves as an underlying investment medium for variable annuity contracts and variable life insurance policies that are funded in separate accounts established by Principal Mutual Life Insurance Company. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Accounts simultaneously. Although neither Principal Mutual Life Insurance Company nor the Accounts currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Account shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax law, (3) changes in the investment management of an Account, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

     Shares are purchased from Princor Financial Services Corporation, the principal underwriter for the Fund. There are no sales charges on the Accounts' shares. There are no restrictions on amounts to be invested in the Accounts' shares.


     Shareholder accounts for each Account will be maintained under an open account system. Under this system, an account is automatically opened and maintained for each new investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares then owned. The statement of account is treated by each Account as evidence of ownership of Account shares in lieu of stock certificates. Stock certificates will not be issued or delivered to investors. Certificates, which can be stolen or lost, are unnecessary except for special purposes such as collateral for a loan. Fractional interests in the Account's shares are reflected to three decimal places in the statement of account.


     If an offer to purchase shares is received by any of the Accounts before the close of trading on the New York Stock Exchange, the shares will be issued at the offering price (net asset value of Account shares) computed on that day. If an offer is received after the close of trading or on a day which is not a trading day, the shares will be issued at the offering price computed on the first succeeding day on which a price is determined. Dividends on the Money Market Account shares will be paid on the next day following the effective date of a purchase order.

SHAREHOLDER RIGHTS

     The following information is applicable to each Account of the Principal Variable Contracts Fund, Inc. Each Account share is entitled to one vote either in person or by proxy at all shareholder meetings for that Account. This includes the right to vote on the election of directors, selection of independent accountants and other matters submitted to meetings of shareholders of the Account. Each share has equal rights with every other share of the Account as to dividends, earnings, voting, assets and redemption. Shares are fully paid and non-assessable, and have no preemptive or conversion rights. Shares of an Account may be issued as full or fractional shares, and each fractional share has proportionately the same rights, including voting, as are provided for a full share. Shareholders of the Fund may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Account shareholders.

     The bylaws of the Fund provide that the Board of Directors of the Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue without a shareholder vote.

     The bylaws of the Fund also provide that the Fund need not hold an annual meeting of shareholders in any year in which none of the following is required to be acted on by shareholders under the Investment Company Act of 1940: election of directors; approval of investment advisory agreement; ratification of selection of independent public accountants; and approval of distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by the Board of Directors.

     Shareholder   inquiries  should  be  directed  to  the  Principal  Variable
Contracts Fund, Inc. at The Principal Financial Group, Des Moines, Iowa 50392.

     NON-CUMULATIVE VOTING: The Fund's shares have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of directors of the Fund can elect 100% of the directors if they choose to do so, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any directors.

     Principal Mutual Life Insurance Company votes each Account's shares allocated to each of its separate accounts registered under the Investment Company Act of 1940 and attributable to variable annuity contracts or variable life insurance policies participating therein in accordance with instructions received from contract or policy holders, participants and annuitants. Other shares of each Account held by each registered separate account, including those for which no timely instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Shares of each of the Accounts held in the general account of Principal Mutual Life Insurance Company or in its unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Mutual determines pursuant to applicable law that an Account's shares held in one or more separate accounts or in its general account need not be voted pursuant to instructions received with respect to participating contracts or policies, it then may vote those Account shares in its own right.

REDEMPTION OF SHARES

     Except for the third paragraph below, most of the following discussion of redemption procedures is relevant only to Eligible Purchasers other than variable annuity and variable life separate accounts of Principal Mutual Life Insurance Company, and its wholly-owned subsidiaries.


     Each Account will redeem its shares upon request. There is no charge for redemption. A shareholder simply writes a letter to the appropriate Account requesting redemption of any part or all of the shares. The letter must be signed exactly as the account is registered. If payment is to be made to the registered shareholder or joint shareholders, the Account will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. The price at which the shares are redeemed will be the net asset value per share as next computed after the request is received by the Account in proper and complete form. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption.


     Redemption proceeds will be sent within three business days after receipt of request for redemption in proper form. However, each Account may suspend the right of redemption during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Account of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Account. An Account will redeem only those shares for which it has received good payment. To avoid the inconvenience of such a delay, shares may be purchased with a certified check, bank cashier's check or money order. During the period prior to the time a redemption from the Money Market Account is effective, dividends on such shares will accrue and be payable and the shareholder will be entitled to exercise all other rights of beneficial ownership.

     Restricted Transfer: Shares of each of the Accounts may be transferred to an Eligible Purchaser. However, whenever any of the Accounts is requested to transfer shares to other than an Eligible Purchaser, the Account has the right at its election to purchase such shares at their net asset value next effective following the time at which the request for transfer is presented; provided, however, that the Account must notify the transferee or transferees of such shares in writing of its election to purchase such shares within seven (7) days following the date of such request and settlement for such shares shall be made within such seven-day period.

ADDITIONAL INFORMATION

     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Accounts except the International Account. The custodian for the International Account is Chase Manhattan Bank, Global Securities Services, Chase Metro Tech Center, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the funds.


     Organization and Share Ownership: Effective January 1, 1998, certain Funds sponsored by Principal Mutual Life Insurance Company were reorganized into a series of the Principal Variable Contracts Fund, Inc., a corporation incorporated in the State of Maryland on May 27, 1997. The new series adopted the assets and liabilities of the corresponding Fund. Those Funds were incorporated in the state of Maryland on the following dates: Balanced Fund - November 26, 1986; Bond Fund - November 26, 1986; Capital Accumulation Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Emerging Growth Fund - February 20, 1987; Government Securities Fund - June 7, 1985; Growth Fund - August 20, 1993; Money Market Fund - June 10, 1982; and World Fund - August 20, 1993. Principal Mutual Life Insurance Company owns 100% of each Fund's outstanding shares.


     Capitalization: The authorized capital stock of each Account consists of 100,000,000 shares of common stock (500,000,000 for Money Market Account), $.01 par value.


     Financial Statements: Copies of the financial statements of each Account will be mailed to each shareholder of that Account semi-annually. At the close of each fiscal year, each Account's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Account for their respective present fiscal years. Additional information about the performance of the Accounts is contained in these Statements. Copies may be obtained free of charge from Princor.


     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Fund has filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning the Fund. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C., from the Commission upon payment of the prescribed fees.

     Principal   Underwriter:   Princor  Financial  Services  Corporation,   The
Principal Financial Group, Des Moines, Iowa 50392-0200, is the principal underwriter for the Fund.




     The Principal Variable Contracts Fund, Inc. described in this Prospectus is a diversified, open-end management investment company offering a variety of Accounts. Together, the Accounts provide the following range of investment objectives:


Growth-Oriented Accounts

     Aggressive Growth Account
     Asset Allocation Account
     Balanced Account
     Capital Value Account
     Growth Account
     International Account
     International SmallCap Account
     MicroCap Account
     MidCap Account
     MidCap Growth Account
     Real Estate Account
     SmallCap Account
     SmallCap Growth Account
     SmallCap Value Account
     Utilities Account


Income-Oriented Accounts

     Bond Account
     Government Securities Account


Money Market Accounts

     Money Market Account


     An investment in the Money Market fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus concisely states information about the Principal Variable Contracts Fund, Inc. that an investor ought to know before investing. It should be read and retained for future reference.

     Additional information about the Fund has been filed with the Securities and Exchange Commission, including a document called Statement of Additional Information, dated May 1, 1998. The Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained free of charge by writing or telephoning:

                     Principal Variable Contracts Fund, Inc.
                          The Principal Financial Group
                              Des Moines, IA 50392
                            Telephone 1-800-247-4123

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The Date of this Prospectus is May 1, 1998.


                                TABLE OF CONTENTS
                                                            Page
Summary  .................................................     2
Financial Highlights......................................     4
Investment Objectives, Policies and Restrictions..........    10
Certain Investment Policies and Restrictions..............    19
Manager and Sub-Advisors  ................................    21
Duties Performed by the Manager and Sub-Advisors..........    23
Managers' Comments........................................    24
Determination of Net Asset Value of Account Shares........    30
Performance Calculation...................................    30
Income Dividends, Distributions and Tax Status............    31
Eligible Purchasers and Purchase of Shares................    31
Shareholder Rights .......................................    32
Redemption of Shares......................................    32
Additional Information....................................    33


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, shares of the Account in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Fund's Manager.

SUMMARY

The following summarized information should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

The  Principal  Variable  Contracts  Fund,  Inc.  is  an  open-end   diversified
management investment company offering multiple accounts.

Who may purchase shares of the Accounts?

Shares of the Accounts are available only to Eligible Purchasers which are limited to: (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. The Board of Directors of the Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

What does the Fund offer investors?

Professional Investment Management: Experienced securities analysts provide each Account with professional investment management.

Diversification: Each Account will diversify by investing in securities issued by a number of issuers doing business in a variety of industries and/or located in different geographical regions. Diversification reduces investment risk.

Economies of Scale: Pooling individual shareholder's investments in any of the Accounts creates administrative efficiencies.

Redeemability: Upon request each Account will redeem its shares and promptly pay the investor the current net asset value of the shares redeemed. See "Redemption of Shares."

What are the Accounts' investment objectives?

                            Growth-Oriented Accounts
Aggressive Growth Account -- to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

Asset Allocation Account -- to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective.

Balanced Account -- to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective.

Capital Value Account --to provide long-term capital appreciation and secondarily is growth of investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

Growth Account -- to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

International Account -- to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

International SmallCap Account -- seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

MicroCap Account -- seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in value and growth oriented companies with small market capitalizations, generally less than $700 million.

MidCap Account -- to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MidCap Growth Account -- seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in growth stocks of companies with market capitalizations in the $1 billion to $10 billion range.

Real Estate Account -- seeks to generate a high total return. The Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SmallCap Account -- seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SmallCap Growth Account -- seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of small growth companies with market capitalization of less than $1 billion.

SmallCap Value Account -- seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of small companies with value characteristics and market capitalizations of less than $1 billion.

Utilities Account -- seeks to provide current income and long-term growth of income and capital. The Account will attempt to achieve its objective by investing primarily in equity and fixed-income securities of companies in the public utilities industry.

                            Income-Oriented Accounts
Bond Account -- to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

Government Securities Account -- to seek a high level of current income, liquidity and safety of principal. The Account seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage
Association Certificates ("GNMA Certificates"). Account shares are not guaranteed by the United States Government.

                              Money Market Account
Money Market Account -- to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

There can be no assurance that the investment objectives of any of the Accounts will be realized. See Investment Objectives, Policies and Restrictions.

Who serves as Manager for the Accounts?

Principal Management Corporation ("Manager"), a corporation organized in 1969 by Principal Mutual Life Insurance Company, is the Manager for each of the Accounts. It is also the dividend disbursing and transfer agent for the Fund. In order to provide investment advisory services for certain Accounts the Manager has executed sub-advisory agreements with Invista Capital Management, Inc. ("Invista") (Balanced, Capital Value, Government Securities, Growth, International, International SmallCap, MidCap, SmallCap and Utilities Accounts), Morgan Stanley Asset Management Inc. ("MSAM") (Aggressive Growth and Asset Allocation Accounts), Berger Associates, Inc. ("Berger") (SmallCap Growth Account), Dreyfus Corporation ("Dreyfus") (MidCap Growth Account), Goldman Sachs Asset Management ("GSAM") (MicroCap Account) and J.P. Morgan Investment
Management, Inc. ("J.P. Morgan Investment") (SmallCap Value Account"). Subsequent references to these corporations may be as "Sub-Advisor". See Manager and Sub-Advisors.

What fees and expenses apply to ownership of shares of the Accounts?

The following table depicts fees and expenses applicable to the purchase and ownership of shares of each of the Accounts.

                        ANNUAL ACCOUNT OPERATING EXPENSES
                     (As a Percentage of Average Net Assets)
                           Management     Other     Total Operating
           Account             Fee      Expenses       Expenses

     Aggressive Growth         .80%        .02%          .82%
     Asset Allocation          .80         .09           .89
     Balanced                  .59         .02           .61
     Bond                      .50         .02           .52
     Capital Value             .46         .01           .47
     Government Securities     .50         .02           .52
     Growth                    .49         .01           .50
     International             .74         .13           .87
     International SmallCap   1.20         .06          1.26*
     MicroCap                 1.00         .06          1.06*
     MidCap                    .62         .02           .64
     MidCap Growth             .90         .06           .96*
     Money Market              .50         .05           .55
     Real Estate               .90         .06           .96*
     SmallCap                  .85         .06           .91*
     SmallCap Growth          1.00         .06          1.06*
     SmallCap Value           1.10         .06          1.16*
     Utilities                 .60         .06           .66*
     *Estimated Expenses

EXAMPLE You would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period: Period (in years) Account 1 3 5 10

     Aggressive Growth       $8       $26       $46      $101
     Asset Allocation        $9       $28       $49      $110
     Balanced                $6       $20       $34       $76
     Bond                    $5       $17       $29       $65
     Capital Value           $5       $15       $26       $59
     Government Securities   $5       $17       $29       $65
     Growth                  $5       $16       $28       $63
     International           $9       $28       $48      $107
     International SmallCap $13       $40       N/A       N/A
     MicroCap               $11       $34       N/A       N/A
     MidCap                  $7       $20       $36       $80
     MidCap Growth          $10       $31       N/A       N/A
     Money Market            $6       $18       $31       $69
     Real Estate            $10       $31       N/A       N/A
     SmallCap                $9       $29       N/A       N/A
     SmallCap Growth        $11       $34       N/A       N/A
     SmallCap Value         $12       $37       N/A       N/A
     Utilities               $7       $21       N/A       N/A

This Example is based on the Annual Account Operating expenses for each Account described above. Please remember that the Example should not be considered a representation of past or future expenses and that actual expenses may be greater or less than shown.

The purpose of the above table is to assist you in understanding the various expenses that an investor in the Accounts will bear directly or indirectly. See Duties Performed by the Manager and Sub-Advisors.

FINANCIAL HIGHLIGHTS


The following financial highlights are derived from financial statements which, for the five years in the period ended December 31, 1997, have been audited by Ernst & Young LLP, independent auditors, whose report has been incorporated by reference herein. The financial highlights should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein. Audited financial statements may be obtained by shareholders, without charge, by telephoning 1-800-451-5447. See page 9 for the Notes to Financial Highlights.

                  For a Share Outstanding Throughout the Year Ended December 31,
                                                     (except as noted)
AGGRESSIVE GROWTH ACCOUNT(a)                    1997     1996    1995    1994(b)
-------------------------                       ----     ----    ----    ----
Net Asset Value,
   Beginning of Period....................    $14.52   $12.94  $10.11      $9.92

Income from Investment Operations:
   Net Investment Income..................       .04      .11     .13        .05

   Net Realized and Unrealized
     Gain (Loss) on Investments...........      4.26     3.38    4.31        .24

          Total from Investment Operations      4.30     3.49    4.44        .29

Less Dividends and Distributions:
   Dividends from
     Net Investment Income................     (.04)    (.11)   (.13)      (.05)


   Distributions from Capital Gains.......    (2.48)   (1.80)  (1.48)      (.05)


         Total Dividends and Distributions    (2.52)   (1.91)  (1.61)      (.10)


Net Asset Value,
   End of Period..........................    $16.30   $14.52  $12.94     $10.11



Total Return..............................    30.86%   28.05%  44.19%   2.59%(c)



Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands).......................  $149,182  $90,106 $33,643    $13,770

   Ratio of Expenses to
     Average Net Assets...................      .82%     .85%    .90%   1.03%(d)

   Ratio of Net Investment Income
     to Average Net Assets................      .29%    1.05%   1.34%   1.06%(d)

   Portfolio Turnover Rate................    172.6%   166.9%  172.9%  105.6%(d)

   Average Commission Rate................    $.0571   $.0541     N/A        N/A


ASSET ALLOCATION ACCOUNT(a)                     1997     1996    1995    1994(b)
------------------------                        ----     ----    ----    ------
Net Asset Value,
   Beginning of Period....................    $11.48   $11.11   $9.79      $9.98

Income from Investment Operations:
   Net Investment Income..................       .30      .36     .40        .23

   Net Realized and Unrealized
     Gain (Loss) on Investments...........      1.72     1.06    1.62      (.18)


          Total from Investment Operations      2.02     1.42    2.02        .05

Less Dividends and Distributions:
   Dividends from
     Net Investment Income................     (.30)    (.36)   (.40)      (.23)

   Distributions from Capital Gains.......    (1.26)    (.69)   (.30)         -

   Excess Distributions from Capital Gains(e)     -        -       -       (.01)


         Total Dividends and Distributions    (1.56)   (1.05)   (.70)      (.24)


Net Asset Value,
   End of Period..........................    $11.94   $11.48  $11.11      $9.79


Total Return..............................    18.19%   12.92%  20.66%    .52%(c)


Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands).......................   $76,804  $61,631 $41,074    $28,041

   Ratio of Expenses to
     Average Net Assets...................      .89%     .87%    .89%    .95%(d)

   Ratio of Net Investment Income
     to Average Net Assets................     2.55%    3.45%   4.07%   4.27%(d)

   Portfolio Turnover Rate................    131.6%   108.2%   47.1%   60.7%(d)

   Average Commission Rate................    $.0569   $.0497     N/A        N/A

                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                                                     (except as noted)
BALANCED ACCOUNT(a)                  1997      1996     1995    1994     1993    1992(b)  1992(c) 1991(c)  1990(c) 1989(c)1988(c)(d)
----------------                     ----      ----     ----    ----     ----    ----     ----    ----     ----    ----   ----
Net Asset Value,
    Beginning of Period............  $14.44   $13.97   $11.95   $12.77  $12.58    $12.93  $11.33   $10.79   $11.89  $11.75    $10.00

Income from Investment Operations:
   Net Investment Income...........     .46      .40      .45      .37     .42       .23     .47      .54      .60     .62       .27

   Net Realized and Unrealized
     Gain (Loss) on Investments....    2.11     1.41     2.44    (.64)     .95       .75    1.61      .59    (.48)     .30      1.51
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    2.57     1.81     2.89    (.27)    1.37       .98    2.08     1.13      .12     .92      1.78

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.45)    (.40)    (.45)    (.37)   (.42)     (.47)   (.48)    (.57)    (.63)   (.55)     (.03)

   Distributions from Capital Gains  (1.05)    (.94)    (.42)    (.18)   (.76)     (.86)       -    (.02)    (.59)   (.23)         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions  (1.50)   (1.34)    (.87)    (.55)  (1.18)    (1.33)   (.48)    (.59)   (1.22)   (.78)     (.03)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $15.51   $14.44   $13.97   $11.95  $12.77    $12.58  $12.93   $11.33   $10.79  $11.89    $11.75
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ====== =========
Total Return.......................  17.93%   13.13%   24.58%  (2.09)%  11.06%  8.00%(e)  18.78%   11.36%     .87%   8.55% 17.70%(e)
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ====== =========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................$133,827  $93,158  $45,403  $25,043 $21,399   $18,842 $17,344  $14,555  $13,016 $12,751   $11,469

Ratio of Expenses to
   Average Net Assets..............    .61%     .63%     .66%     .69%    .69%   .73%(f)    .72%     .73%     .74%    .74%   .80%(f)

Ratio of Net Investment Income
   to Average Net Assets...........   3.26%    3.45%    4.12%    3.42%   3.30%  3.71%(f)   3.80%    5.27%    5.52%   5.55%  4.96%(f)

Portfolio Turnover Rate............   69.7%    22.6%    25.7%    31.5%   15.8%  38.4%(f)   26.6%    27.1%    33.1%   29.3%  41.7%(f)

Average Commission Rate............  $.0394   $.0417      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

BOND ACCOUNT(a)                        1997    1996    1995     1994     1993    1992(b) 1992(c) 1991(c)  1990(c) 1989(c) 1988(c)(d)
------------                           ----    ----    ----     ----     ----     ----   ----    ----     ----    ----    ----
Net Asset Value,
   Beginning of Period.............  $11.33   $11.73   $10.12   $11.16  $10.77    $11.08  $10.64   $10.72   $10.92  $10.68    $10.00

Income from Investment Operations:
   Net Investment Income...........     .76      .68      .62      .72     .88       .45     .91      .94      .95    1.15       .32

   Net Realized and Unrealized
     Gain (Loss) on Investments....     .44    (.40)     1.62   (1.04)     .38       .13     .46    (.06)    (.21)     .17       .40
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    1.20      .28     2.24    (.32)    1.26       .58    1.37      .88      .74    1.32       .72

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.75)    (.68)    (.63)    (.72)   (.87)     (.89)   (.93)    (.96)    (.94)   (.96)     (.04)

   Distributions from Capital Gains       -        -        -        -       -         -       -        -        -   (.12)         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions   (.75)    (.68)    (.63)    (.72)   (.87)     (.89)   (.93)    (.96)    (.94)  (1.08)     (.04)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $11.78   $11.33   $11.73   $10.12  $11.16    $10.77  $11.08   $10.64   $10.72  $10.92    $10.68
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ======  ========
Total Return.......................  10.60%    2.36%   22.17%  (2.90)%  11.67%  5.33%(e)  13.57%    8.94%    7.15%  13.51%  6.06%(e)
                                     ======   ======   ======  =======  ======  ========  ======   ======   ======  ======  ========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $81,921  $63,387  $35,878  $17,108 $14,387   $12,790 $12,024  $10,552   $9,658  $9,007   $17,598

Ratio of Expenses to
   Average Net Assets..............    .52%     .53%     .56%     .58%    .59%   .62%(f)    .62%     .63%     .64%    .64%   .58%(f)

Ratio of Net Investment Income
   to Average Net Assets...........  6.85%    7.00%    7.28%    7.86%   7.57%   8.10%(f)   8.47%    9.17%    9.09%   9.18%  8.11%(f)

Portfolio Turnover Rate............    7.3%     1.7%     5.9%    18.2%   14.0%   6.7%(f)    6.1%     2.7%     0.0%   12.2%  68.8%(f)

Average Commission Rate............     N/A      N/A      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                              --------------------------------------------------------------
                                                                                     (except as noted)
                                                                                     -----------------
CAPITAL VALUE ACCOUNT(a)             1997      1996     1995    1994      1993   1992(b)  1992(c) 1991(c)  1990(c) 1989(c)   1988(c)
---------------------                ----      ----     ----    ----      ----   ----     ----    ----     ----    ----      ----
Net Asset Value,
   Beginning of Period.............  $29.84   $27.80   $23.44   $24.61   $25.19   $26.03  $23.35  $22.48   $23.63  $23.23     $27.51

Income from Investment Operations:
   Net Investment Income...........     .68      .57      .60      .62      .61      .31     .65     .74      .79     .77        .60

   Net Realized and Unrealized
     Gain (Loss) on Investments....    7.52     5.82     6.69    (.49)     1.32     1.84    2.70    1.22      .14    1.32     (1.50)
                                      -----    -----    -----   ------    -----    -----   -----   -----    -----   -----      -----
   Total from Investment Operations    8.20     6.39     7.29      .13     1.93     2.15    3.35    1.96      .93    2.09      (.90)

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.67)    (.58)    (.60)    (.61)    (.60)    (.64)   (.67)   (.79)    (.81)   (.68)      (.69)

   Distributions from Capital Gains  (2.76)   (3.77)   (2.33)    (.69)   (1.91)   (2.35)       -   (.30)   (1.27)  (1.01)     (2.69)
                                      -----    -----    -----   ------    -----    -----   -----   -----    -----   -----      -----
  Total Dividends and Distributions  (3.43)   (4.35)   (2.93)   (1.30)   (2.51)   (2.99)   (.67)  (1.09)   (2.08)  (1.69)     (3.38)
                                      -----    -----    -----   ------    -----    -----   -----   -----    -----   -----      -----
Net Asset Value,
   End of Period...................  $34.61   $29.84   $27.80   $23.44   $24.61   $25.19  $26.03  $23.35   $22.48  $23.63     $23.23
                                     ======   ======   ======   ======   ====== ========  ======  ======   ======  ======    =======
Total Return.......................  28.53%   23.50%   31.91%     .49%    7.79% 8.81%(d)  14.53%   9.46%    3.94%  10.02%    (2.67)%
                                     ======   ======   ======   ======   ====== ========  ======  ======   ======  ======    =======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................$285,231 $205,019 $135,640 $120,572 $128,515 $105,355 $94,596 $76,537  $74,008 $68,132    $62,696

   Ratio of Expenses to
     Average Net Assets............    .47%     .49%     .51%     .51%     .51%  .55%(e)    .54%    .53%     .56%    .57%       .60%

   Ratio of Net Investment Income
     to Average Net Assets.........   2.13%    2.06%    2.25%    2.36%    2.49% 2.56%(e)   2.65%   3.53%    3.56%   3.53%      2.76%

   Portfolio Turnover Rate.........   23.4%    48.5%    49.2%    44.5%    25.8% 39.7%(e)   34.8%   14.0%    30.2%   23.5%      26.7%

   Average Commission Rate.........  $.0451   $.0426      N/A      N/A      N/A      N/A     N/A     N/A      N/A     N/A        N/A

GOVERNMENT SECURITIES
---------------------
ACCOUNT(a)                             1997    1996    1995     1994     1993   1992(b)  1992(c)  1991(c) 1990(c) 1989(c)    1988(c)
-------                                ----    ----    ----     ----     ----   ----     ----     ----    ----    ----       ----
Net Asset Value,
   Beginning of Period.............  $10.31   $10.55    $9.38   $10.61  $10.28   $10.93   $10.24   $10.05  $10.05   $9.37      $9.47

Income from Investment Operations:
   Net Investment Income...........     .66      .59      .60      .76     .71      .40      .80      .80     .78     .80        .78

   Net Realized and Unrealized
     Gain (Loss) on Investments....     .41    (.24)     1.18   (1.24)     .33      .04      .71      .24       -     .34      (.09)
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
   Total from Investment Operations    1.07      .35     1.78    (.48)    1.04      .44     1.51     1.04     .78    1.14        .69

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.66)    (.59)    (.61)    (.75)   (.71)    (.78)    (.81)    (.81)   (.78)   (.46)      (.79)

   Distributions from Capital Gains       -        -        -       -        -        -        -       -       -       -           -

   Excess Distributions from
     Capital Gains(f) .............       -        -        -        -       -    (.31)    (.01)    (.04)       -       -          -
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
  Total Dividends and Distributions   (.66)    (.59)    (.61)    (.75)   (.71)   (1.09)    (.82)    (.85)   (.78)   (.46)      (.79)
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
Net Asset Value,
   End of Period...................  $10.72   $10.31   $10.55    $9.38  $10.61   $10.28   $10.93   $10.24  $10.05  $10.05      $9.37
                                     ======   ======   ======  =======  ====== ========   ======   ======  ======  ======     ======
Total Return.......................  10.39%    3.35%   19.07%  (4.53)%  10.07% 4.10%(d)   15.34%   10.94%   8.16%  12.61%      7.69%
                                     ======   ======   ======  =======  ====== ========   ======   ======  ======  ======     ======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $94,322  $85,100  $50,079  $36,121 $36,659  $31,760  $33,022  $26,021 $21,488 $15,890    $12,902

   Ratio of Expenses to
     Average Net Assets............    .52%     .52%     .55%     .56%    .55%  .59%(e)     .58%     .59%    .61%    .63%       .66%

   Ratio of Net Investment Income
     to Average Net Assets.........   6.37%    6.46%    6.73%    7.05%   7.07% 7.35%(e)    7.84%    8.31%   8.48%   8.68%      8.47%

   Portfolio Turnover Rate.........    9.0%     8.4%     9.8%    23.2%   20.4% 34.5%(e)    38.9%     4.2%   18.7%    3.7%       2.7%

   Average Commission Rate.........     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A     N/A        N/A

GROWTH ACCOUNT(a)                               1997     1996    1995    1994(h)
--------------                                  ----     ----    ----    ----
Net Asset Value,
   Beginning of Period....................    $13.79   $12.43  $10.10      $9.60

Income from Investment Operations:
   Net Investment Income..................       .18      .16     .17        .07

   Net Realized and Unrealized
     Gain (Loss) on Investments...........      3.53     1.39    2.42        .51
                                               -----    -----   -----      -----
          Total from Investment Operations      3.71     1.55    2.59        .58

Less Dividends and Distributions:
   Dividends from
     Net Investment Income................     (.18)    (.16)   (.17)      (.08)

   Distributions from Capital Gains.......     (.10)    (.03)   (.09)          -

   Excess Distributions from Capital Gains(g)  (.01)        -       -          -
                                               -----    -----   -----      -----
         Total Dividends and Distributions     (.29)    (.19)   (.26)      (.08)
                                               -----    -----   -----      -----
Net Asset Value,
   End of Period..........................    $17.21   $13.79  $12.43     $10.10
                                              ======   ======  ======   ========
Total Return..............................    26.96%   12.51%  25.62%   5.42%(e)
                                              ======   ======  ======   ========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands).......................  $168,160  $99,612 $42,708    $13,086

   Ratio of Expenses to
     Average Net Assets...................      .50%     .52%    .58%    .75%(f)

   Ratio of Net Investment Income
     to Average Net Assets................     1.34%    1.61%   2.08%   2.39%(f)

   Portfolio Turnover Rate................     15.4%     2.0%    6.9%    0.9%(f)

   Average Commission Rate................    $.0366   $.0401     N/A        N/A


INTERNATIONAL ACCOUNT(a)                        1997     1996    1995    1994(h)
---------------------                           ----     ----    ----    ----
Net Asset Value,
   Beginning of Period....................    $13.02   $10.72   $9.56      $9.94

Income from Investment Operations:
   Net Investment Income..................       .23      .22     .19        .03

   Net Realized and Unrealized
     Gain (Loss) on Investments...........      1.35     2.46    1.16      (.33)
                                               -----    -----   -----      -----
          Total from Investment Operations      1.58     2.68    1.35      (.30)

Less Dividends and Distributions:
   Dividends from
     Net Investment Income................     (.23)    (.22)   (.18)      (.05)

   Total Return of Capital Dividends......     (.02)        -       -          -

   Excess Distributions from
     Net Investment Income(g).............         -        -       -      (.02)

   Distributions from Capital Gains.......     (.45)    (.16)   (.01)      (.01)
                                               -----    -----   -----      -----
         Total Dividends and Distributions     (.70)    (.38)   (.19)      (.08)
                                               -----    -----   -----      -----
Net Asset Value,
   End of Period..........................    $13.90   $13.02  $10.72      $9.56
                                              ======   ======  ====== ==========
Total Return..............................    12.24%   25.09%  14.17% (3.37)%(e)
                                              ======   ======  ====== ==========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands).......................  $125,289  $71,682 $30,566    $13,746

   Ratio of Expenses to
     Average Net Assets...................      .87%     .90%    .95%   1.24%(f)

   Ratio of Net Investment Income
     to Average Net Assets................     1.92%    2.28%   2.26%   1.31%(f)

   Portfolio Turnover Rate................     22.7%    12.5%   15.6%   14.4%(f)

   Average Commission Rate................    $.0199   $.0120     N/A        N/A


                                                              For a Share Outstanding Throughout the Year Ended December 31,
                                                                                     (except as noted)

MIDCAP ACCOUNT(a)                    1997      1996     1995    1994     1993    1992(b) 1992(c) 1991(c)  1990(c) 1989(c)1988(c)(d)
--------------                       ----      ----     ----    ----     ----    ----    ----    ----     ----    ----   ----
Net Asset Value,
   Beginning of Period.............  $29.74   $25.33   $19.97   $20.79  $18.91    $15.97  $13.93   $14.25   $13.35  $12.85    $10.00

Income from Investment Operations:
   Net Investment Income...........     .24      .22      .22      .14     .17       .10     .21      .20      .24     .16       .05

   Net Realized and Unrealized
     Gain (Loss) on Investments....    6.48     5.07     5.57      .03    3.47      3.09    2.04      .50      .87    1.35      2.83
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
   Total from Investment Operations    6.72     5.29     5.79      .17    3.64      3.19    2.25      .70     1.11    1.51      2.88

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........   (.23)    (.22)    (.22)    (.14)   (.17)     (.21)   (.21)    (.23)    (.20)   (.11)     (.03)

   Distributions from Capital Gains   (.76)    (.66)    (.21)    (.85)  (1.59)     (.04)       -    (.79)    (.01)   (.90)         -
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
  Total Dividends and Distributions   (.99)    (.88)    (.43)    (.99)  (1.76)     (.25)   (.21)   (1.02)    (.21)  (1.01)     (.03)
                                      -----    -----    -----    -----   -----     -----   -----    -----    -----   -----     -----
Net Asset Value,
   End of Period...................  $35.47   $29.74   $25.33   $19.97  $20.79    $18.91  $15.97   $13.93   $14.25  $13.35    $12.85
                                     ======   ======   ======   ======  ====== =========  ======   ======  =======  ====== =========
Total Return.......................  22.75%   21.11%   29.01%     .78%  19.28% 20.12%(e)  16.19%    5.72%    8.32%  13.08% 28.72%(e)
                                     ======   ======   ======   ======  ====== =========  ======   ======  =======  ====== =========
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................$224,630 $137,161  $58,520  $23,912 $12,188    $9,693  $7,829   $6,579   $6,067  $5,509    $4,857

Ratio of Expenses to
   Average Net Assets..............    .64%     .66%     .70%     .74%    .78%   .81%(f)    .82%     .89%     .88%    .90%   .94%(f)

Ratio of Net Investment Income
   to Average Net Assets...........    .79%    1.07%    1.23%    1.15%    .89%  1.24%(f)   1.33%    1.70%    1.74%   1.31%   .64%(f)

Portfolio Turnover Rate............    7.8%     8.8%    13.1%    12.0%   22.4%   8.6%(f)   10.1%    11.1%    17.9%   21.4%   4.6%(f)

Average Commission Rate............  $.0371   $.0379      N/A      N/A     N/A       N/A     N/A      N/A      N/A     N/A       N/A

MONEY MARKET ACCOUNT(a)                1997    1996    1995     1994     1993   1992(b)  1992(c)  1991(c) 1990(c) 1989(c)    1988(c)
--------------------                   ----    ----    ----     ----     ----   ----     ----     ----    ----    ----       ----
Net Asset Value,
   Beginning of Period.............  $1.000   $1.000   $1.000   $1.000  $1.000   $1.000   $1.000   $1.000  $1.000  $1.000     $1.000

Income from Investment Operations:
   Net Investment Income...........    .051     .049     .054     .037    .027     .016     .046     .070    .077    .083       .064

   Net Realized and Unrealized
     Gain (Loss) on Investments....       -        -        -        -       -        -        -        -       -       -          -
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
   Total from Investment Operations    .051     .049     .054     .037    .027     .016     .046     .070    .077    .083       .064

Less Dividends and Distributions:
   Dividends from
     Net Investment Income.........  (.051)   (.049)   (.054)   (.037)  (.027)   (.016)   (.046)   (.070)  (.077)  (.083)     (.064)

   Distributions from Capital Gains       -        -        -       -        -        -        -        -       -       -          -
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
  Total Dividends and Distributions  (.051)   (.049)   (.054)   (.037)  (.027)   (.016)   (.046)   (.070)  (.077)  (.083)     (.064)
                                      -----    -----    -----   ------   -----    -----    -----    -----   -----   -----      -----
Net Asset Value,
   End of Period...................  $1.000   $1.000   $1.000   $1.000  $1.000   $1.000   $1.000   $1.000  $1.000  $1.000     $1.000
                                     ======   ======   ======   ======  ====== ========   ======   ======  ======  ======     ======
Total Return.......................   5.04%    5.07%    5.59%    3.76%   2.69% 1.54%(d)    4.64%    7.20%   8.37%   8.59%      6.61%
                                     ======   ======   ======   ======  ====== ========   ======   ======  ======  ======     ======
Ratio/Supplemental Data:
   Net Assets, End of Period
     (in thousands)................ $47,315  $46,244  $32,670  $29,372 $22,753  $27,680  $25,194  $26,509 $26,588 $20,707    $14,571

   Ratio of Expenses to
     Average Net Assets............    .55%     .56%     .58%     .60%    .60%  .59%(e)     .57%     .56%    .57%    .61%       .64%

   Ratio of Net Investment Income
     to Average Net Assets.........   5.12%    5.00%    5.32%    3.81%   2.64% 3.10%(e)    4.54%    6.94%   8.05%   8.40%      6.39%

   Portfolio Turnover Rate.........     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A     N/A        N/A

   Average Commission Rate.........     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A     N/A     N/A        N/A

Notes to Financial Highlights

(a) Effective January 1, 1998, the following Fund names were changed:
         Principal Aggressive Growth Fund, Inc. became Aggressive Growth Account Principal Asset Allocation Fund became Asset Allocation Account Principal Balanced Fund, Inc. became Balanced Account
         Principal Bond Fund, Inc. became Bond Account
         Principal Capital Accumulation Fund, Inc. became Capital Value Account Principal Emerging Growth Fund, Inc. became MidCap Account
         Principal Government Securities Fund, Inc. became Government Securities
           Account
         Principal Growth Fund, Inc. became Growth Account
         Principal Money Market Fund, Inc. became Money Market Account
         Principal World Fund, Inc. became International Account

(b) Period from June 1, 1994, date shares first offered to public, through December 31, 1994. Net investment income, aggregating $.01 per share for Aggressive Growth Account and $.01 per share for the Asset Allocation Account for the period from the initial purchase of shares on May 23, 1994 through May 31, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Aggressive Growth Account and the Asset Allocation Account incurred unrealized losses on investments of $.09 and $.03 per share, respectively, during the initial interim period. This represented activities of each Account prior to the initial public offering of Account shares.

(c) Total return amounts have not been annualized.

(d) Computed on an annualized basis.

(e) Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded for financial statement purposes by the fund. The differences between the income and gains distributed on a book versus tax basis are shown in the Financial Highlights as excess distributions from net investment income and from capital gains.

(f) Effective July 1, 1992 the Account changed its fiscal year end from June 30 to December 31. This column represents the period July 1, 1992 to December 31, 1992.

(g) Fiscal year end June 30.

(h) Period from December 18, 1987, date shares first offered to eligible purchasers, through June 30, 1988. Net investment income aggregating $.01 per share for the period from the initial purchase of shares on December 10, 1987 through December 17, 1987 was recognized, all of which was distributed to the Account's sole stockholder, Principal Mutual Life Insurance Company. This represented activity of the Account prior to the initial offering of shares to eligible purchasers.

(i) Period from May 1, 1994, date shares first offered to the public, through December 31, 1994. Net investment income, aggregating $.01 per share for the Growth Account and $.04 per share for the International Account for the period from the initial purchase of shares on March 23, 1994 through April 30, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Growth Account and the International Account incurred unrealized losses on investments of $.41 and $.10 per share, respectively, during the initial interim period. This represented activities of each Account prior to the initial public offering of Account shares.


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objectives and policies of each Account are described below. There can be no assurance that the objectives of the Accounts will be realized.

Growth-Oriented Accounts

The Growth-Oriented Accounts have different approaches to achieving their investment objectives. They seek:

     -- long-term growth of capital through investments primarily in equity securities of corporations established in the United States ("U.S.") (Aggressive Growth, Capital Value, Growth, MicroCap, MidCap, MidCap Growth, SmallCap, SmallCap Growth and SmallCap Value Accounts)

     -- total investment return including both capital appreciation and income through investments in equity and debt securities (Asset Allocation and Balanced Accounts)

     -- long-term growth of capital primarily through investments in equity securities of corporations located outside of the U.S.
         (International and International SmallCap Accounts)

     -- long-term growth of income and capital through investment in equity securities of companies principally engaged in the real estate industry (Real Estate Account)

     -- current income and long-term growth of income and capital through investment in equity and fixed-income securities of public utilities companies (Utilities Account)

The Growth-Oriented Accounts may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and depository receipts based on any of the foregoing securities. The Aggressive Growth, Capital Value, Growth, International, MidCap and SmallCap Value Accounts will seek to be fully invested under normal conditions in equity securities. When, in the opinion of the Manager or Sub-Advisor, current market or economic conditions warrant, a Growth-Oriented Account may for temporary defensive purposes place all or a portion of its assets in cash, on which the Account would earn no income, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. When investing for temporary defensive purposes, a Growth-Oriented Account is not investing so as to achieve its investment objective. A Growth-Oriented Account may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

Aggressive Growth Account
The Aggressive Growth Account's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations. Common stocks for this purpose include common stocks and equivalents, such as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Under normal circumstances, the Account will invest at least 65% of the value of its total assets in common stocks.

The Account employs a flexible and eclectic investment process in pursuit of its investment objective. In selecting stocks for the Account, the Sub-Advisor, MSAM, concentrates on a universe of rapidly growing, high quality companies and lower but accelerating earnings growth situations. The Sub-Advisor's universe of potential investments generally comprises companies with market capitalizations of $750 million or more and is not restricted to specific market sectors. The Sub-Advisor uses its research capabilities, analytical resources and judgment to assess economic, industry and market trends, as well as individual company developments, to select promising growth investments for the Account. The Sub-Advisor concentrates on companies with strong, communicative managements and clearly defined strategies for growth. In addition, the Sub-Advisor rigorously assesses company developments, including changes in strategic direction, management focus and current and likely future earnings results. Valuation is important to the Sub-Advisor but is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises vis-a-vis consensus expectations. The Account is free to invest in any common stock which in the Sub-Advisor's judgment provides above average potential for capital appreciation.

In selecting investments for the Account, the Sub-Advisor emphasizes individual security selection. The Account's investments will generally be diversified by industry but concentrated sector positions may result from the investment process. The Account has a long-term investment perspective; however, the Sub-Advisor may take advantage of short-term opportunities that are consistent with its objective by selling recently purchased securities which have increased in value.

The Account may invest in common stock and convertible securities of domestic and foreign corporations. However, the Account does not expect to invest more than 25% of its total assets at the time of purchase in securities of foreign companies. The Account may invest in securities of foreign issuers directly or in the form of depository receipts. The Account may enter into forward foreign currency exchange contracts which provide for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments. The Account will not enter into these commitments for speculative purposes. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See Certain Investment Policies and Restrictions - Foreign Securities and Currency Contracts.

The Account may invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when, due to market conditions, it is more advantageous to purchase such securities than common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Since the Account invests in both common stocks and convertible securities, the risks of investing in the general equity markets may be tempered to a degree by the Account's investments in convertible securities which are often not as volatile as equity securities.

Asset Allocation Account
The Asset Allocation Account seeks to generate a total investment return consistent with preservation of capital. In seeking to achieve its objective, the Account intends to pursue a flexible investment policy by investing primarily in the common stock and other securities having common stock characteristics of large and small domestic or foreign companies that appear to be undervalued relative to their earnings results or potential, or whose earnings growth prospects appear to be more attractive than the economy as a whole, and domestic or foreign fixed-income securities, including high yield securities when, in the judgement of the Sub-Advisor, MSAM, it is appropriate to do so.

The securities in which the Account invests will be identified as belonging to an "asset class." Asset classes may include, but are not limited to: small capitalization (companies whose market value is less than $1 billion) growth and value stocks; medium capitalization (companies whose market value is greater than $1 billion but less than $7 billion) growth and value stocks; large capitalization (companies whose market value is greater than $7 billion) growth and value stocks; domestic real estate investment trusts; common stocks of foreign corporations, domestic fixed-income securities; domestic high yield fixed-income securities; foreign fixed-income securities; and money market (debt securities maturing in one year or less). "Value" stocks are generally defined as companies with distinctly below average stock price to earnings ratios and stock price to book value ratios, and higher than average dividend yields. "Growth" stocks are generally defined as those companies whose earnings are expected to grow more rapidly than the economy as a whole.

The allocation among asset classes is designed to lessen overall investment risk through participation in a variety of types of investments in several markets. Reallocation among asset classes, or the elimination of an asset class for a period of time, will occur when in the Sub-Advisor's judgement such shift offers the investor better prospects of achieving the overall investment objective of the Account. Under normal conditions, abrupt shifts among asset classes will not occur and it is not the policy of the Sub-Advisor to attempt market timing. The Sub-Advisor does not undertake to maintain a specific portion of the Account in any asset class, but expects that over time the investment mix will be within the following ranges: 25% to 75% in equities, 20% to 60% in fixed-income securities and 0% to 40% in money market instruments. Factors involved with this decision will depend upon the judgement of the Sub-Advisor as to general market and economic conditions, trends and investment yields and interest rates and changes in fiscal or monetary policies. The Sub-Advisor will seek to minimize declines in the net asset value per share; however, there is no guarantee this goal can be achieved.

The Account may invest in all types of common stocks and other equities and investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Account may invest in both exchange listed and over-the-counter securities, including American Depository Receipts ("ADRs") and closed end mutual funds. The Account's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. See Below-Investment Grade Bonds for a discussion of the risks associated with these securities. Normally, investments in below investment grade bonds are not expected to exceed 20% of Account assets. Securities purchases may be either U.S. dollar or non-U.S. dollar denominated.

To achieve its investment objective, the Account may at times emphasize the generation of interest income by investing in short, medium or long-term fixed-income securities. Investment in those securities may also be made with a view to realizing capital appreciation when the Sub-Advisor believes that declining interest rates may increase market values.

Money market instruments in which the Account may invest may include U.S. Treasury bills, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity, and non-U.S. dollar denominated money market instruments. The Account will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of $1 billion.

The Account may invest in U.S. government securities including U.S. Treasury obligations and obligations of certain agencies such as the Government National Mortgage Association which are supported by the full faith and credit of the United States, as well as obligations of certain other federal agencies or instrumentalities which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. government to purchase such obligations or by the credit of the agency or instrumentality itself.

Balanced Account
The investment objective of Balanced Account is to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the judgment of the Sub-Advisor, Invista, do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.

In seeking to achieve the investment objective, the Account invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Account may also invest in other equity securities, and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Account seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Sub-Advisor will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Sub-Advisor will be successful in achieving this goal.

The portions of the Account's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Account's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Sub-Advisor as to general market and economic conditions, trends in investment yields and interest rates and changes in fiscal or monetary policies.

The Account may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Account may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Account's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Account may invest may be considered to include speculative characteristics and the Account may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. See Certain Investment Policies and Restrictions - Below Investment-Grade Bonds for a discussion of the risks associated with these securities. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. The Account will not concentrate its investments in any industry.

In selecting common stocks, the Sub-Advisor seeks companies which it believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Sub-Advisor determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Sub-Advisor may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

To achieve its investment objective, the Account may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Account may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

The short-term money market investments in which the Account may invest include the following: U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Account will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of $1 billion.

The United States government securities in which the Account may invest include U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.

Capital Value Account
The  primary   objective  of  Capital   Value   Account  is  long-term   capital
appreciation. A secondary objective is growth of investment income.

The Account will invest primarily in common stocks, but it may invest in other securities. In making selections for the Account's investment portfolio, the Sub-Advisor, Invista, will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. To achieve the investment objective, Invista will invest in securities that have "value" characteristics. This process is known as "value investing." Value investing is purchasing securities of companies with above average dividend yields and below average price to earnings (P/E) ratios. Securities chosen for investment may include those of companies which Invista believes can reasonably be expected to share in the growth of the nation's economy over the long term.

Growth Account
The objective of Growth Account is growth of capital. Realization of current income will be incidental to the objective of growth of capital.

The Account will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Account's investment portfolio, the Sub-Advisor, Invista, will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Account's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Account may be subject to greater risk than securities which do not have such potential.

International Account
The investment objective of International Account is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. In choosing investments in equity securities of foreign and United States corporations, the Sub-Advisor, Invista, intends to pay particular attention to long-term earnings prospects and the relationship of then-current prices to such prospects. Short-term trading is not generally intended, but occasional investments may be made for the purpose of seeking short-term or medium-term gain. The Account expects its investment objective to be met over long periods which may include several market cycles. For a description of certain investment risks associated with foreign securities, see Certain Investment Policies and Restrictions - Foreign Securities.

For temporary defensive purposes, the International Account may invest in the same kinds of securities as the other Growth-Oriented Accounts whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

The Account intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Account intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least five countries, one of which may be the United States (although the Account currently intends not to invest in equity securities of United States companies). Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

International SmallCap Account
The investment objective of International SmallCap Account is long-term growth of capital. The strategy of this Account is to invest primarily in equity securities of non-United States companies with comparatively smaller market capitalizations. Under normal market conditions, the Account invests at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less.

The Account diversifies its investments geographically. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Account intends, under normal market conditions, to have at least 65% of its assets invested in securities issued by corporations of at least three countries. For a description of certain investment risks associated with foreign securities, see Certain Investment Policies and Restrictions - Foreign Securities.

For temporary defensive purposes, the International SmallCap Account may invest in the same kinds of securities as the other Growth-Oriented Accounts whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

MicroCap Account
The investment objective of MicroCap Account is long-term growth of capital. Under normal market conditions, the Account invests at least 65% of its total assets in equity securities of companies with market capitalizations of $700 million or less at the time of investment. Under normal circumstances, the Account's investment horizon for ownership of equity securities will be two to three years. Dividend income, if any, is an incidental consideration.


The Account invests in companies which the Sub-Advisor, GSAM, believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Sub-Advisor will invest in companies that have what has become known in the investment industry as "value" characteristics as well as companies that have "growth" characteristics with no consistent preference between the two categories. Companies with value characteristics may have above average dividend yields and generally have below average price to book (P/B) and or price to earnings (P/E) ratios. Growth companies are generally those whose sales and earnings growth is expected to exceed the growth rate of corporation profits of the S&P 500 or which offer new products or new services. The Account may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Sub-Advisor believes have significant growth potential. The Sub-Advisor believes that the companies in which the Account may invest offer greater opportunities for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See Certain Investment Policies and Restrictions - Securities of Smaller Companies and Unseasoned Issuers.

The Account may invest in the aggregate up to 35% of its total assets in the equity securities of companies with market capitalizations in excess of $700 million at the time of investment and in fixed income securities. In addition, although the Account will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. See Certain Investment Policies and Restrictions - Foreign Securities.

The Account may invest in real estate investment trusts ("REITs") which are pooled investment vehicles that invest in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the underlying property owned by the trust, quality of any credit extended and the ability of the trust's management. REITs are also subject to risks generally associated with investments in real estate. The Account will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

MidCap Account
The objective of MidCap Account is to achieve capital appreciation. The strategy of this Account is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Sub-Advisor, Invista, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the MidCap Account may invest, for any period of time, in any industry, in any kind of growth-oriented company, whether new and unseasoned or well known and established. Under normal market conditions, the Account will invest at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. The Account may invest up to 10% of its assets in securities of foreign issuers. For a description of certain investment risks associated with foreign securities, see Certain Investment Policies and Restrictions Foreign Securities.

There can be, of course, no assurance that the Account will attain its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Account invests, the Account believes that its shares are suitable only for persons who are prepared to experience above-average fluctuations in net asset value, to assume above-average investment risk in search of above-average return, and to consider the Account as a long-term investment and not as a vehicle for seeking short-term profits. Moreover, since the Account will not be seeking current income, investors should not view a purchase of Account shares as a complete investment program.


MidCap Growth Account
The investment objective of MidCap Growth Account is long-term growth of capital. The Account attempts to maintain a diversified holding in common stocks of medium capitalization companies, generally firms with a market value between $1 billion and $10 billion. In the view of the Sub-Advisor, Dreyfus, many medium-sized companies are in fast-growing industries, offer superior earnings growth potential, and are characterized by strong balance sheets and high returns on equity. However, because the companies in this market are smaller, prices of their stocks tend to be more volatile than stocks of companies with larger capitalizations. The Account may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. Emerging and cyclical growth companies are firms, which while they may not have a history of stable long-term growth, are nonetheless expected to represent attractive investments. See Certain Investment Policies and Restrictions - Securities of Smaller Companies and Unseasoned Issuers.


The Account may also invest in preferred stock and other securities having equity features such as convertible bonds, warrants and rights (subject to certain restrictions). In addition, the Account may hold foreign securities, corporate fixed-income securities, government securities, and short-term investments. Because income is not an objective of the Account, any income produced will be a by-product of the effort to achieve the Account's objective of long-term growth of capital. See Certain Investment Policies and Restrictions
- Foreign Securities.

Common stocks are selected for the Account so that, in the aggregate, the investment characteristics and risk profile of the Account are similar to the S&P MidCap 400 Index ("S&P MidCap"). While it may maintain aggregate investment characteristics similar to the S&P MidCap, the Account seeks to invest in common stocks of companies which in the aggregate will provide a higher total return than the S&P MidCap. The Account is not an index fund and its investments are not limited to securities of issuers included in the S&P MidCap.

The Sub-Advisor uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectation. Other evaluative considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth with an eye on the underlying asset value not fully reflected in the current market price. Once such common stocks are identified, the Sub-Advisor constructs a portfolio, that in the aggregate breakdown and risk profile resembles the S&P MidCap, but is weighted toward the most attractive stocks. The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold." The Sub-Advisor decides whether to buy, sell, or hold the security based principally on the model's categorization, subject to modification based on subsequently available or other specific relevant information about the security.

Real Estate Account
The investment objective of Real Estate Account is to generate total return. The Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry. The Account will seek to achieve its objective by seeking, with approximately equal emphasis, long-term capital growth and current income through the purchase of equity securities.

Under normal circumstances the Account will invest at least 65 percent of its assets in the equity securities of real estate companies. Equity securities include common stock (including shares in real estate investment trusts), preferred stock, rights and warrants. A real estate investment trust ("REIT") is a corporation, or a business trust which, in satisfying certain Internal Revenue Code requirements, is permitted to effectively eliminate corporate level federal income taxes. Qualifying REITs must, among other things, derive substantially all of their income from real estate assets and annually distribute to shareholders 95 percent or more of their otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership of real estate and revenue is primarily derived from rental income. A mortgage REIT primarily invests in real estate mortgages and hybrid REITs combine the characteristics of both an equity REIT and a mortgage REIT.

For purposes of the Account's investment policies, a real estate company is one that has at least 50% of its assets, income or profits attributable to products or services related to the real estate industry. Real estate companies include REITs or other securitized real estate investments and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Account may invest up to 25% of its total assets in securities of foreign real estate companies, see Certain Investment Policies and Restrictions - Foreign Securities.

Securities issued by real estate companies may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skills, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies in properties, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the cleanup of environmental problems, casualty or condemnation losses, changes in neighborhood values and changes in interest rates.

In addition to these risks, equity REITS may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of any credit extended. Further, equity and mortgage REITS are dependent upon management skills and generally may not be diversified. Equity and mortgage REITS are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity or mortgage REITS could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940. The above factors may also adversely affect a borrower's or lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

SmallCap Account
The investment objective of SmallCap Account is long-term growth of capital. The strategy of this Account is to invest primarily in equity securities of companies domiciled in the United States with comparatively smaller market capitalizations. Under normal market conditions, the Account invests at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less.

In selecting securities for investment, the Sub-Advisor, Invista, will look at stocks with both "growth" and "value" characteristics, with no consistent preference between the two categories. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The value orientation emphasizes buying stocks at less than their intrinsic value and avoiding those whose price has been speculatively bid up.

SmallCap Growth Account
The investment objective of SmallCap Growth Account is long-term growth of capital. In seeking to achieve its objective, the Account invests primarily in a diversified group of equity securities of small growth companies with a market capitalization of less than $1 billion at the time of initial purchase. Growth companies are generally those whose sales and earnings growth is expected to exceed the growth rate of corporate profits of the S&P 500 or which offer new products or new services. Under normal market conditions, the Account will invest at least 65% of its assets in equity securities of such companies, consisting of common and preferred stock and other securities having equity features such as convertible bonds, warrants and rights (subject to certain restrictions). The balance of the Account may include equity securities of companies with market capitalization in excess of $1 billion, foreign securities, securities of unseasoned issuers, corporate fixed-income securities, government securities, and short-term investments. Because income is not an objective of the Account, any income produced will be a by-product of the effort to achieve the Account's objective of long-term growth of capital. See Certain Investment Policies and Restrictions - Foreign Securities and Unseasoned Issuers.

In selecting securities for investment, the Account places primary emphasis on companies which it believes have favorable growth prospects. The Sub-Advisor, Berger, seeks to identify small growth companies that either occupy a dominant position in an emerging industry or a growing market share in larger fragmented industries. While these companies may present above average risk, the Sub-Advisor believes that they may have the potential to achieve long-term earnings growth substantially in excess of the growth of earning of other companies. See Certain Investment Policies and Restrictions - Securities of Smaller Companies.

SmallCap Value Account
The investment objective of SmallCap Value Account is long-term growth of capital. In seeking to achieve its objective, the Account invests primarily in a diversified group of equity securities of small U.S. companies with market capitalizations of less than $1 billion at the time of initial purchase. Emphasis will be given to those companies that exhibit "value" characteristics. These characteristics are above average dividend yield and below average price to earnings (P/E) ratios. Under normal market conditions, the Sub-Advisor, J.P. Morgan Investment, intends to keep the Account fully invested with at least 65% of its assets in equity securities. See Certain Investment Policies and Restrictions - Securities of Smaller Companies.

The Sub-Advisor uses fundamental research, systematic stock valuation and a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Account relative to that of the U.S. small company value universe, represented by the Russell 2000(R) Value Index. The
Sub-Advisor continuously screens the small company universe to identify for further analysis those companies which exhibit favorable characteristics such as significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model, the Sub-Advisor ranks these companies within economic sectors according to their relative value. The Sub-Advisor then selects for purchase the companies it feels to be most attractive within each economic sector.

The Sub-Advisor believes that under normal market conditions, the Account will have sector weightings comparable to that of the U.S. small company value universe, although it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Account.

The Account intends to manage its investments actively to accomplish its investment objective. Since the Account has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective. To the extent that the Account engages in short-term trading, it may incur an increase in transaction costs.


Utilities Account
The investment objective of Utilities Account is to provide current income and long-term growth of income and capital. The Account seeks to achieve its investment objective by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies. For purposes of the Account, a company will be considered to be in the public utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry. Under normal market conditions, the Account, as an investment policy, will invest at least 65%, and may invest up to 100%, of its total assets in securities of companies in the public utilities industry. As a non-fundamental policy, the Account may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.


Income-Oriented Accounts

The Fund currently includes two Accounts which seek a high level of income through investments in fixed-income securities (Bond Account and Government Securities Account) collectively referred to as the "Income-Oriented Accounts." An investment in either of the Income-Oriented Accounts involves market risks associated with movements in interest rates. The market value of the Accounts' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Accounts' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due. Each Account's rating limitations apply at the time of acquisition of a security, and any subsequent change in a rating by a rating service will not require elimination of a security from the Account's portfolio. The Statement of Additional Information contains descriptions of ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").

Bond Account
The investment objective of the Bond Account is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

In seeking to achieve the investment objective, the Account will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Account may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Account to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

Under normal circumstances, the Account will invest at least 65% of its assets, exclusive of cash items, in one or more of the following kinds of securities:
(i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by Standard & Poor's Corporation (AAA, AA, A or BBB) or by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or which, if lower-rated or nonrated, are comparable in quality in the opinion of the Account's Manager;
(ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Account's assets may be invested in other fixed income securities, including domestic and foreign corporate debt securities or preferred stocks, in common stocks that provide returns that compare favorably with the yields on fixed income investments, and in common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Account invests may be convertible or nonconvertible. The Account does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB by S & P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). See Certain Investment Policies and Restrictions - Below Investment-Grade Bonds for a discussion of the risks associated with these securities. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Cash equivalents in which the Account invests include corporate commercial paper rated A-1+, A-1 or A-2 by Standard & Poor's or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by Standard & Poor's and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Account to have investment quality. Under unusual market or economic conditions, the Account may for temporary defense purposes invest up to 100% of its assets in cash or cash equivalents.

Government Securities Account
The objective of Government Securities Account is a high level of current income, liquidity and safety of principal.

The Account will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Account may maintain reasonable amounts of cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

Cash equivalents in which the Account invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Account to have investment quality.

Depending on market conditions, up to 55% of the assets may be invested in GNMA Certificates. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.

GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA certificates, which are the only kind in which the Account intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.

Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Account. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature). Therefore, the market value may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages. As a result, the net asset value of Account shares will fluctuate as interest rates change.

Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Account at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.

To the extent deemed appropriate by the Account's Sub-Advisor, Invista, the Account intends to purchase GNMA Certificates directly from Principal Mutual Life Insurance Company and other issuers as well as from securities dealers. The Account will purchase directly from issuers only if it can obtain a price advantage by not paying the commission or markup that would be required if the Certificates were purchased from a securities dealer. The Securities and Exchange Commission has issued an order under the Investment Company Act of 1940 that permits the Account to purchase GNMA Certificates directly from Principal Mutual Life Insurance Company subject to certain conditions.

The FNMA and FHLMC securities in which the Account invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

Student Loan Marketing Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Account invests are rated AAA by Standard & Poor's and Aaa by Moody's.

There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by the agency and is traded regularly in denominations similar to those in which government obligations are traded.

The Account will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Account's investment objective. Accordingly, the Account may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

As a hedge  against  changes  in  interest  rates,  the  Account  may enter into contracts with dealers in GNMA Certificates whereby the Account agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Account may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Account may also purchase optional delivery standby
commitments   which  give  the  Account  the  right  to  sell   particular  GNMA
Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Account. To the extent the Account engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Account at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Account becomes obligated to purchase securities on a delayed delivery basis the Account has all the rights and risks attendant to the ownership of a security. At the time the Account enters into a binding obligation to purchase such securities, Account assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Account's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Account may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Account's total assets that may be committed to transactions in such agreements.

Money Market Accounts

The Fund also includes an Account which invests primarily in short-term securities, the Money Market Account. Securities in which the Money Market Account will invest may not yield as high a level of current income as securities of low quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

The Money Market Account will limit its portfolio investments to United States dollar denominated instruments that the board of directors determines present minimal credit risks and which are at the time of acquisition "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. Eligible Securities include:

     (1) A security with the remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security that at the time of issuance was a long-term security that has a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) An unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     The Account will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Account (either initially or upon any subsequent rollover), are rated below the highest rating category for short-term debt obligations;

     (2) Securities which, at the time of issuance were long-term securities but when acquired by the Account have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, below the highest rating category for short-term obligations;

     (3) Securities which are unrated but are determined by the Account's board of directors to be of comparable quality to securities rated below the highest rating category for short-term debt obligations. The Account will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The objective of the Money Market Account is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

The Account intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Account's right to borrow to facilitate redemptions may reduce the need for such sales. It is the Account's policy to be as fully invested as reasonably practical at all times to maximize current income.

Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Account expects to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Account will pay any significant brokerage commissions. The Account is free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Account invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Account's operating expenses.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

Following is a discussion of certain investment practices that the Accounts may use in an effort to achieve their respective investment objectives.

Diversification

Each Account is subject to the diversification requirements of Section 817(h) of the Internal Revenue Code (the "Code") which must be met at the end of each quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring each Account to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the United States Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer. Thus, the Government Securities Account intends to invest in U.S. Treasury securities and in securities issued by at least four U.S. Government agencies or instrumentalities in the amounts necessary to meet those diversification requirements at the end of each quarter of the year (or within thirty days thereafter).

In the event any of the Accounts do not meet the diversification requirements of
Section 817(h) of the Code, the contracts funded by shares of the Accounts will not be treated as annuities or life insurance for Federal income tax purposes and the owners of the Accounts will be subject to taxation on their share of the dividends and distributions paid by the Accounts.

Foreign Securities

Each of the following Accounts has adopted investment restrictions that limit its investments in foreign securities to the indicated percentage of its assets:
Asset Allocation, International and International SmallCap Accounts - 100%; Aggressive Growth, MicroCap, Real Estate and SmallCap Growth Accounts - 25%; Bond, Capital Value, SmallCap and Utilities Accounts - 20%; Balanced, Growth, MidCap, MidCap Growth and SmallCap Value Accounts - 10%. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not considered "foreign securities" for purposes of this investment limitation. Investment in foreign securities presents certain risks including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. An Account's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Currency Contracts

The Accounts (except Government Securities and Money Market) may each enter into forward currency contracts, currency futures contracts and options thereon and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Accounts will not enter into a transaction to hedge currency exposure to an extent greater in effect than the aggregate market value of the securities held or to be purchased by the Accounts that are denominated or generally quoted in or currently convertible into the currency. When the Account enters into a contract to buy or sell a foreign currency, it generally will hold an amount of that currency, liquid securities denominated in that currency or a forward contract for such securities equal to the Account's obligation, or it will segregate liquid high grade debt obligations equal to the amount of the Account's obligations. The use of currency contracts involves many of the same risks as transactions in futures contracts and options as well as the risk of government action through exchange controls or otherwise that would restrict the ability of the Account to deliver or receive currency.

Repurchase Agreements and Securities Loans


Each of the Accounts may enter into repurchase agreements with, and each of the Accounts, except the Capital Value and Money Market Accounts, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. In addition, the MicroCap Account, together with other registered investment companies advised by GSAM or its affiliates, may participate in a joint repurchase agreement account. These transactions must be fully collateralized at all times, but involve some credit risk to the Account if the other party should default on its obligations, and the Account is delayed or prevented from recovering on the collateral. See the Fund's Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by the Fund's Board of Directors to deal with those risks. None of the Accounts intend either
(i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Account, would amount to more than 10% of its total assets or (ii) to loan securities in excess of 33 1/3% of its total assets.


Forward Commitments

From time to time, each of the Accounts may enter into forward commitment agreements which call for the Accounts to purchase or sell a security on a future date and at a price fixed at the time the Account enters into the agreement. Each of the Accounts may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants

Each of the Accounts, except the Money Market and Government Securities Accounts, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. For the International and International SmallCap Accounts, the 2% limitation also does not apply to warrants listed on the Toronto Stock Exchange or the Chicago Board Options Exchange.

Borrowing

As a matter of fundamental policy, each Account may borrow money only for temporary or emergency purposes. The Balanced, Bond, Capital Value and Money Market Accounts may borrow only from banks. Further, each may borrow only in an amount not exceeding 5% of its assets, except the Capital Value Account which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made, and the Money Market Account which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made.


As a matter of fundamental policy, the International SmallCap, MicroCap, MidCap Growth, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities Accounts each are prohibited from borrowing money except each Account may (a) borrow from banks (as defined in the Investment Company Act of 1940, as amended) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) purchase securities on margin to the extent permitted by applicable law. In addition, the MicroCap Account may engage in transactions in mortgage dollar rolls which are accounted for as financings.


Options


Each of the Accounts (except Capital Value and Money Market) may purchase covered spread options, which would give the Account the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Account does not own, but which is used as a benchmark. These same Accounts may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Accounts may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.


Below Investment Grade Bonds

Below investment-grade bonds are securities rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Corporation ("S&P") or unrated securities which the Account's Manager or Sub-Advisor believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Accounts, except the Asset Allocation Account, do not intend to invest in securities rated lower than Ba3 by Moody's or BB by S&P. The Asset Allocation Account does not intend to invest in securities rated below Caa by Moody's and below CCC by S&P. The Asset Allocation Account normally will not invest more than 20% of its assets in below investment grade securities. The Bond Account may not invest more than 35% of its assets in such securities. The Balanced Account does not intend to invest more than 5% of its assets in such securities.

The rating services' descriptions of below investment grade securities rating categories in which the Accounts may normally invest are as follows:

Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B:
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa:
Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the high end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation Bond Ratings - BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-): The "BB" rating may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Below investment-grade securities present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

Investors should recognize that the market for below investment-grade securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the Accounts and the ability of the issuers of the securities held by the Accounts to pay principal and interest. A default by an issuer may result in an Account incurring additional expenses to seek recovery of the amounts due it.

Some of the securities in which the Accounts invest may contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Account would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Account's net asset value per share.

Securities of Smaller Companies.

The International SmallCap, MicroCap, MidCap, MidCap Growth, SmallCap, SmallCap Growth and SmallCap Value Accounts may invest in and be weighted toward, securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers.


Each of the Accounts, except the Government Securities Account, may invest in the securities of unseasoned issuers. The Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Growth, International, MidCap and Money Market Accounts each may invest not more than 5% of its total assets in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years' continuous operation, including the operations of any predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the companies growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the companies management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.


The Statement of Additional Information includes further information concerning the Accounts' investment policies and applicable investment restrictions. Each Account's investment objective and certain investment restrictions designated as such in this Prospectus or the Statement of Additional Information are fundamental policies that may not be changed without shareholder approval. All other investment policies described in the Prospectus and the Statement of Additional Information for an Account are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval.

MANAGER AND SUB-ADVISORS

The Manager for the Fund is Principal Management Corporation (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of December 31, 1997, the Manager served as investment advisor for 30 such funds with assets totaling approximately $5.3 billion.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Account. For these services, each Sub-Advisor is paid a fee by the Manager.

     Accounts:   Balanced,   Capital  Value,   Government  Securities,   Growth,
     International, International SmallCap, MidCap, SmallCap and Utilities

       Sub-Advisor:
       Invista Capital Management, Inc. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Mutual Life Insurance Company. Assets under management as of December 31, 1997 were approximately $26 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

     Accounts:
     Aggressive Growth and Asset Allocation

       Sub-Advisor:
       Morgan Stanley Asset Management Inc. MSAM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. At December 31, 1997, MSAM managed investments totaling approximately $87.1 billion, including approximately $66.6 billion under active management and $20.5 billion as Named Fiduciary or Fiduciary Adviser.

     Account:
     MicroCap


        Sub-Advisor: Goldman Sachs Asset Management ("GSAM"), One New York Plaza, New York, New York 10004, is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). Goldman Sachs provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products, and money market mutual funds.


     Account:
     MidCap Growth

       Sub-Advisor:
       The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1997, The Dreyfus Corporation managed or administered approximately $93 billion in assets for approximately 1.7 million investor accounts nationwide.

     Account:
     SmallCap Growth

       Sub-Advisor:
       Berger Associates, Inc. Berger's address is 210 University Boulevard, Suite 900, Denver, CO 80206. It serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses.

     Account:
     SmallCap Value

        Sub-Advisor: J.P. Morgan Investment Management, Inc. J.P. Morgan Investment, with principal offices at 522 Fifth Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") a bank holding company. J.P. Morgan, through J.P. Morgan Investment and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients. As of December 31, 1997, J.P.Morgan and its subsidiaries had total combined assets under management of approximately $250 billion.

The Manager or Sub-Advisor has assigned certain individuals the primary responsibility for the day-to-day management of each Account's portfolio. The persons primarily responsible for each Account and the year they assumed the responsibility are identified below:

Account:                                             Year

Aggressive Growth
     Kurt Feuerman - Managing Director,      May, 1994
     Morgan Stanley Asset Management Inc.    (Account's inception)
     and Morgan Stanley & Co. Incorporated
     since 1993.

Asset Allocation
     Francine J. Bovich - Principal,         May, 1994
     Morgan Stanley Asset Management Inc.    (Account's inception)
     and Morgan Stanley & Co. Incorporated
     since 1993.

     Kurt Feuerman - Managing Director,      May, 1994
     Morgan Stanley Asset Management Inc.    (Account's inception)
     and Morgan Stanley & Co. Incorporated
     since 1993.

     Stephen C. Sexauer - Principal, Morgan  April, 1996
     Stanley Asset Management Inc. and
     Morgan Stanley & Co. Incorporated
     since 1989.

Balanced
     Co-Manager: Judith A. Vogel -           April, 1993
     Vice President, Invista Capital
     Management, Inc. since 1987.

     Co-Manager: Martin J. Schafer -         December, 1997
     Vice President, Invista Capital
     Management, Inc. since 1992.

Bond
     Scott A. Bennett - Assistant Director   November, 1996
     Investment Securities, Principal Mutual
     Life Insurance Company since 1996.
     Prior thereto, Investment Manager.

Capital Value
     Catherine A. Green - Vice President,    November, 1996
     Invista Capital Management, Inc.
     since 1987.

Government Securities
     Martin J. Schafer - Vice President,     April, 1987
     Invista Capital Management, Inc.         (Account's inception)
     since 1992.

Growth and MidCap
     Michael R. Hamilton - Vice President,   May, 1994
     Invista Capital Management, Inc.        (Account's inception)
     since 1987.                             and December, 1987
                                             (Account's inception),
                                             respectively

International
     Scott D. Opsal - Executive Vice President,      April, 1994
     Invista Capital Management, Inc.
     since 1997; Vice President, 1986 - 1997.

International SmallCap
     Darren K. Sleister - Investment Officer,        April, 1998
     Invista Capital Management, Inc.        (Account's inception)
     since 1995. Prior thereto, Security Analyst.

MicroCap
     Paul David Farrell - Vice President,    April, 1998
     GSAM, Matthew B. McLennan, Associate    (Account's inception)
     at GSAM and Eileen A. Aptman,
     Vice President, GSAM. Mr. Farrell joined
     GSAM in 1991. Mr. McLennan joined
     GSAM in 1995. Prior to joining GSAM,
     he worked at Queensland Investment
     Corporation in Australia. Ms. Aptman joined
     GSAM in 1993. Prior to 1993, she was an
     equity analyst at Delphi Management.


MidCap Growth
     John O'Toole CFA - Portfolio manager, April, 1998 The Dreyfus Corporation and Senior (Account's inception) Vice President, Mellon Equity Associates LLP (an affiliate of The Dreyfus Corporation) since 1990.


Real Estate
     Kelly D. Rush - Assistant Director,     April, 1998
     Investment - Commercial Real Estate,     (Account's Inception)
     Principal Mutual Life Insurance
     Company since 1996. Prior thereto,
     Senior Administrator,
     Investment - Commercial Real Estate.

SmallCap
     Co-Manager: Mark T. Williams -          April, 1998
     Vice President, Invista Capital         (Account's inception)
     Management, Inc., since 1995.
     Investment Officer, 1992-1995.

     Co-Manager: John F. McClain,            April, 1998
     Vice President, Invista Capital         (Account's inception)
     Management, Inc. since 1995;
     Investment Officer, 1992-1995.

SmallCap Growth
     William R. Keithler - Senior Vice       April, 1998
     President, Investment Management        (Account's inception)
     Berger Associates since December 1993.
     Prior thereto, Senior Vice President
     INVESCO Trust Company
     January 1993 - December 1993.


SmallCap Value
     Stephen Rich - Vice President,          April, 1998
     J.P. Morgan Investment                  (Account's inception)
     Management, Inc. since November 1997.
     Employed by J.P. Morgan Investment
     since November 1991.


Utilities
     Catherine A. Green - Vice President,    April, 1998
     Invista Capital Management, Inc.        (Account's inception)
     since 1987.

DUTIES PERFORMED BY THE MANAGER AND
SUB-ADVISORS

Under Maryland law, the business and affairs of the Fund are managed under the direction of its Board of Directors. The investment services and certain other services referred to under the heading "Cost of Manager's Services" in the Statement of Additional Information are furnished to the Fund under the terms of a Management Agreement between the Fund and the Manager and, for some of the Accounts, a Sub-Advisory Agreement. The Manager, or Sub-Advisor, advises the Accounts on investment policies and on the composition of the Accounts' portfolios. In this connection, the Manager, or Sub-Advisor, furnishes to the Board of Directors of the Fund a recommended investment program consistent with the Account's investment objective and policies. The Manager, or Sub-Advisor, is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.


The Fund and the Manager have filed an application with the Securities and Exchange Commission seeking an exemptive order that would permit the Manager to appoint a Sub-Advisor or change a subadvisory agreement without approval by shareholders. If the SEC issues the requested order, the Fund would be able to change Sub-Advisors or the fees paid to Sub-Advisors from time to time without the expense and delays associated with obtaining shareholder approval of the change. The order would not permit the Manager to appoint a Sub-Advisor that is an affiliate of the Manager or the Fund (other than by reason of serving as Sub-Advisor to a portfolio) (an "Affiliated Sub-Advisor") or to change a subadvisory fee of an Affiliated Sub-Advisor without the approval of shareholders. Currently, Invista is an Affiliated Sub-Advisor. There is no assurance that the SEC will grant the requested ruling.

The Fund would not rely on the requested SEC order as to any Account until the operation of that Account in the manner described in the application is approved by (1) contract owners who have allocated assets to that Account, or (2) in the case of a new Account, the Account's sold initial shareholder before the Account is made available to contract owners. Before the International SmallCap, MicroCap, MidCap Growth, Real Estate, SmallCap Growth, SmallCap Value and Utilities Accounts were made available to contract owners, the initial shareholder of those Accounts approved their operation in the manner described in the application.

Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state or federal taxes, fees and expenses of all directors of the Fund who are not persons affiliated with the Manager, interest, fees for Custodian of the Account, and the cost of meetings of shareholders.


The compensation paid by each Account to the Manager for the fiscal year ended December 31, 1997 was, on an annual basis, equal to the following percentage of average net assets:

                                                     Total
                                   Manager's      Annualized
              Account                 Fee          Expenses

     Aggressive Growth               .80%            .82%
     Asset Allocation                .80             .89
     Balanced                        .59             .61
     Bond                            .50             .52
     Capital Value                   .46             .47
     Government Securities           .50             .52
     Growth                          .49             .50
     International                   .74             .87
     MidCap                          .62             .64
     Money Market                    .50             .55

The compensation being paid by the Aggressive Growth Account, Asset Allocation Account and International Account for investment management services is higher than that paid by most funds to their advisor, but it is not higher than the fees paid by many funds with similar investment objectives and policies.


The Manager's Fee shown above includes a fee paid to the Account's Sub-Advisor, if any. Fees paid to Sub-Advisors for the fiscal year ended December 31, 1997 were as follows: Aggressive Growth - .35%; Asset Allocation - .38%; Balanced -
 .06%; Capital Value - .06%; Government Securities - .03%; Growth - .06%; International - .09%; and MidCap - .06%.


The Manager and Sub-Advisors may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between the Manager, Principal Mutual Life Insurance Company and the Fund provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreement for each Account except the Aggressive Growth, Asset Allocation MicroCap, MidCap Growth, SmallCap Growth and SmallCap Value Accounts, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.


The Accounts may from time to time execute transactions for portfolio securities
with,   and  pay  related   brokerage   commissions   to,   certain   affiliated
broker/dealers, to the extent and in the manner permitted by applicable law.

The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company.

MANAGERS' COMMENTS

Principal Management Corporation and Sub-Advisors are staffed with investment professionals who manage each individual Account. Comments by these individuals in the following paragraphs summarize in capsule form the general strategy and results of each Account through 1997. The accompanying graphs display results for the past 10 years or the life of the Account, whichever is shorter. Average Annual Total Return figures provided for each Account in the graphs below reflect all expenses of the Account and assume all distributions are reinvested at net asset value. The figures do not reflect expenses of the variable life insurance contracts or variable annuity contracts that purchase Account shares; performance figures for the divisions of the contracts would be lower than performance figures for the Accounts due to the additional contract expenses. Past performance is not predictive of future performance. Returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

The various indices included in the following graphs are unmanaged and do not reflect any commissions or fees which would be incurred by an investor purchasing the securities included in the index. Investors cannot invest directly into these or any indices.

Growth-Oriented Accounts


Aggressive Growth Account
  (Kurt Feuerman)

              Total Returns *
          As of December 31, 1997
1 Year    Since Inception Date 6/1/94       10 Year
-----------------------------------------------------
  30.86%              28.83%                  --


     Comparison of Change in Value of $10,000 Investment in the
    Aggressive Growth Account, S&P 500, and Lipper Growth Fund Average
    ---------------------------------------------------------------

                          Aggressive                     Lipper
                          Growth                         Growth
Year Ended December 31,   Account         S&P 500        Average
                          10,000          10,000         10,000
            1994          10,259          10,230         10,055
            1995          14,793          14,069         13,151
            1996          18,942          17,297         15,681
            1997          24,788          23,066         19,649


Note:  Past performance is not predictive of future performance.


Since it first became available on June 1, 1994, the Aggressive Growth Account has generated an annualized return of 28.83% versus 26.26% for the S&P 500 and 16.82% for the Lipper Growth Fund Average. In 1997 the Account returned 30.86% versus 33.37% for the S&P 500 and 25.30% for the Lipper Growth Fund Average.

The portfolio's mix of "low-flying" growth and higher beta growth issues performed reasonably well throughout the year with the exception of the second quarter during which two of the higher beta names underperformed (HFS and Boston Chicken). Boston Chicken was sold but the Account held and added to the HFS position which subsequently surged 59% off its lows in the June quarter to make it one of the most important contributors to the Account's performance for the year. Another important contributor to performance was Clear Channel Communications, which doubled.

After three heady years for the market Wall Street futurists are divided firmly in the bull and bear camps. This Account's managers are first and foremost bottom up investors, focusing on companies, not markets, and tend not to care which way the U.S. market moves in 1998. But if pushed managers are bullish because the backdrop for financial assets is so positive: 1) inflation and interest rates are at 30-year lows; 2) the U.S. budget is balanced and U.S. companies seem as strong as ever in terms of global competitiveness; 3) the Fed has enormous flexibility, due to dollar strength and low inflation, so that short rates will come down quickly if the economy slows; and 4) company managements are very focused on shareholder value creation, much more so than in prior cycles.

There    are    some    negatives    in   that    the    strong    dollar    and
disinflationary/deflationary trends are combining to put pressure on corporate profits and valuations are high on an absolute basis.

In management's view this sets up a classic stockpickers' market. The Account will take earnings risk over upward interest rate pressure. If companies can be found that are able to rise above the profit pressures and achieve significant earnings growth, the Account will be richly rewarded. However, the "safe growth" part of the U.S. market--stocks like Coca Cola and General Electric--look extended and pricey. We do not see why these stocks need to decrease in value, but on the other hand they have gone up much more than their respective earnings in recent years and should at some point enter a phase where the opposite is true. We think there is much more money to be made in "unsafe growth,"--i.e., stocks of companies which have strong fundamentals but where investors still have doubts.

We would divide the "unsafe growth" stocks we find compelling into two categories: stocks infected with investor fears stemming from the turmoil in Asia and stocks that should be insulated against the negative factors pressuring U.S. corporate profits. In the first category we would put stocks such as United Technologies where earnings are growing 17-18%, and Gulfstream Aerospace, the leading producer of executive jets with a debt-free balance sheet and earnings estimates on the rise. In the second category we would put Cendant, the new company formed by the merger of HFS and CUC International, which should reap tremendous revenue and margin gains from the combination of the country's largest franchiser with the preeminent direct marketing company. We would also include Cracker Barrel, the 300 unit chain of restaurant/gift shops which is seeing margin improvement after several sluggish years and Lockheed Martin, the largest defense company in the world after it closes the Northrop Grumman acquisition, which is generating massive free cash flow.

Asset Allocation Account
  (Francine J. Bovich)

              Total Returns *
          As of December 31, 1997
1 Year Since Inception Date 6/1/94      10 Year
  18.19%         14.38%                   --

  Comparison of Change in Value of $10,000 Investment in the Asset Allocation
          Account, S&P 500 and Lipper Flexible Portfolio Fund Average

                           Asset                        Lipper
                         Allocation               Flexible Portfolio
Year Ended December 31,    Account       S&P 500        Index
                            10,000      10,000        10,000
               1994         10,052      10,230        10,008
               1995         12,128      14,069        12,518
               1996         13,696      17,297        14,220
               1997         16,187      23,066        16,878

Note:  Past performance is not predictive of future performance.


Despite the disastrous events unfolding in Asia, world equities produced strong returns and global bonds produced modest gains in 1997. The fourth quarter brought increased volatility in equity markets as a sharp correction was touched off by concern over the spread of the Asian crisis. Bonds moved higher as investors anticipated lower inflation and slower growth as a result of Asian currency devaluations. Dollar strength diminished most of the impact from international bond returns in local currencies.

Throughout the year, account managers maintained a diversified investment policy. At the end of 1997, the Account was invested 34% domestic stocks, 23% international stocks, 28% domestic bonds, 11% real estate investment trusts ("REITs"), and 4% short-term investments. The Account enjoyed another positive year appreciating 18.2% relative to the Lipper Flexible Portfolio Fund Average gain of 18.7%.

The Account's performance for the year was enhanced by its commitments to U.S. equities which, on balance, outperformed the other major asset categories. Within the U.S. large cap growth companies were the primary contributors to portfolio returns as they appreciated +38.4% relative to the S&P gain of +33.1%.

Within the  international  markets,  the year was  characterized by the negative volatility of the fourth quarter as the turmoil in Asia continued to rattle investors around the globe. While the contagion continued to have its impact on the nations in the Pacific Rim, investors in the more distant markets, such as the U.S. and Europe, began to consider the effects of cheap Asian exports, slower global growth and lower Asian demand on corporate earnings. Virtually no country in the region escaped the debacle but there were some bright spots through the year. European markets performed well in anticipation of the benefits of European Economic and Monetary Union ("EMU") and the substantial potential for corporate restructuring and government deregulation. Latin American markets also benefited from a relatively stable economic environment and declining interest rates. Led by the strength of Latin America, the international segment (+13.6%) outperformed the EAFE Index benchmark gain of +1.8%.

During 1997 the events in Asia sparked a flight to quality and safe haven investing which benefited the U.S. market. As we begin 1998 reports of many U.S. companies continue to be strong. This strength, coupled with low bond yields and renewed confidence in financial markets, adds support to the bull market and could push prices higher over the new few months. However, over the long term, managers remain concerned that equity valuations are lofty and could be subject to a correction if the "near perfect" environment erodes.

Balanced Account
  (Judith A. Vogel and Martin J. Schafer)

                         Total Returns *
                    As of December 31, 1997
         ---------------------------------------------------
         1 Year           5 Year               10 Year
         17.93%           12.57%                12.96%


            Comparison of Change in Value of $10,000 Investment in the Balanced Account, S&P 500, Lehman Brothers Government/Corporate
                  Bond Index and Lipper Balanced Fund Average
          ---------------------------------------------------------------
                                                    Lipper       Lehman
          Year Ended   Balanced      S&P 500        Mid Cap     Govt Corp
         December 31,  Account       Index           Index      Bond Index
                       10,000        10,000         10,000       10,000
            1988       11,830        11,661         11,229       10,759
            1989       13,198        15,356         13,429       12,290
            1990       12,348        14,877         13,355       13,309
            1991       16,592        19,412         16,930       15,455
            1992       18,716        20,891         18,122       16,626
            1993       20,786        22,992         20,066       18,464
            1994       20,351        23,294         19,561       17,816
            1995       25,355        32,037         24,482       21,246
            1996       28,684        39,388         27,851       21,861
            1997       33,826        52,525         33,143       23,993

Note:  Past performance is not predictive of future performance.



1997 might best be described as a year of many moods in the financial markets. The first half of the year was characterized by strength in the economy, low inflation and phenomenal stock market results. The 25 largest companies in the S&P 500 produced the best performance results among equity investments, making the benchmark index a tough challenge for equity managers to beat. In 1997 the Account had a return of 17.93% versus 19.00% for the Lipper Balanced Fund Average, 9.75% for the Lehman Brothers Government/Corporate Bond Index and 33.35% for the S&P 500. Suffering from the impact of higher interest rates after the Fed raised overnight bank lending rates in March, bond market returns were much less robust. During the late summer and fall of the year concerns over potential fallout from the Asian currency and market collapses caused a flight to safety among U.S. Treasury bonds. Interest rates declined and, as investors shunned large, multi-national companies having exposure to Asian economies in favor of domestic common stocks, small caps registered double-digit quarterly gains. In the final three months of the year the economy continued its upward trend with no signs of developing inflationary pressures. Bond yields dipped below 6% at the end of the year while a fresh round of earnings concerns kept stock valuations from expanding further. All in all it was a very favorable year. The U.S. stock market experienced an unprecedented third consecutive year of annual returns in excess of 20%, and the bond market produced attractive results approximating 10% as well.

With an asset mix of 60% equities and 40% fixed income, the Balanced Account participated in the strong financial markets of 1997 producing a 17.9% return which was well above long-run average results. The Account's strategy of holding a diversified portfolio of high quality fixed income securities and reasonably valued common stocks was maintained. The Account's objective is to produce both capital appreciation and current income without taking on undue risk to principal. Managers expect 1998 to be challenging as investors wrestle with an aging economic expansion, strong global competition, high stock market valuations and potential earnings disappointments. This Account's focus on credit quality among bonds and a value orientation in the equity portfolio should benefit long-term shareholders of the Balanced Account.

There is no  independent  market  index  against  which to  measure  returns  of balanced portfolios, however, the S&P 500 Stock Index and the Lehman Government/Corporate Bond Index are included in the accompanying graph for your information.

Capital Value Account
  (Catherine A. Green)

                  Total Returns *
              As of December 31, 1997
--------------------------------------------------
1 Year             5 Year              10 Year
 28.53%            17.80%               15.23%


           Comparison of Change in Value of $10,000 Investment in the
    Capital Value Account, S&P 500 and Lipper Growth and Income Fund Average
  ----------------------------------------------------------------------------


                    Capital              S&P 500                 Lipper
   Year Ended        Value                Stock              Growth & Income
  December 31,      Account               Index                Fund Average
                    10,000               10,000                  10,000
      1988          11,442               11,661                  11,601
      1989          13,294               15,356                  14,332
      1990          11,983               14,877                  13,694
      1991          16,617               19,412                  17,676
      1992          18,199               20,891                  19,264
      1993          19,618               22,992                  21,489
      1994          19,714               23,294                  21,287
      1995          26,004               32,037                  27,847
      1996          32,114               39,388                  33,634
      1997          41,277               52,525                  42,762

Note:  Past performance is not predictive of future performance.


The Capital Value Account for 1997 was impacted by certain aspects of the market that were common in many equity mutual funds. Although it underperformed the S&P 500 Index over the latest calendar year, it was able to outperform the average Growth & Income Fund. The Account's exposure to the financial sector was a big plus for its performance. These types of companies continue to provide stable, strong earnings growth which has resulted in strong stock performance for these names.

1997 was a year of fairly high volatility in the market. After the first four months of the year the market was quite weak as concerns and fear of higher interest rates kept a lid on returns. The period through August was one of rebounding stocks and strong performance in certain sectors, including Technology. The fourth quarter brought growing fears of the Asian crisis moving to U.S. shores, and the subsequent stock activity was indeed quite dramatic. Those funds with major tech exposure that enjoyed the late summer period found themselves with stocks that had major reversals of fortune. Also, the third quarter brought concerns that some of the major consumer staple stocks would not be able to continue strong earnings growth without revenue growth to help out. This impacted some names that had been market leaders for several years. Account managers continue to monitor these economic and market changes both in the U.S. and abroad to determine when any inflection points may require changes to the portfolio.


Growth Account
  (Michael R. Hamilton)

                    Total Returns *
                 As of December 31, 1997
  -------------------------------------------------------
  1 Year         Since Inception Date 5/2/94      10 Year
  26.96%                  18.98%                    --


           Comparison of Change in Value of $10,000 Investment in the
              Growth Account, S&P 500 and Lipper Growth Fund Average
       ---------------------------------------------------------------
                                           S&P 500
                                            Broad             Lipper
       Year Ended            Growth         Based             Growth
       December 31,          Account        Index              Index
                             10,000         10,000            10,000
          1994               10,542         10,397            10,090
          1995               13,243         14,299            13,197
          1996               14,899         17,580            15,736
          1997               18,916         23,443            19,717

Note:  Past performance is not predictive of future performance.


Fourth quarter 1997 saw a slowdown in the broad stock market advances. The S&P 500 saw only a small advance from the third quarter while other major indexes were down. Small company stocks saw a negative return for the quarter. This all came about with the announcement that many Asian countries were faced with financial problems that could require currency devaluation and other austere measures for their economies. A reduction in Asian demand could cause U.S. exports to decline with a corresponding increase in foreign imports. All this could reduce growth in the United States economy. The S&P 500 Index was heavily influenced by the top 25 holdings in the Index. These are vary large companies. The Growth Account is more diversified than the Index and therefore its results were more representative of the broader market.

While this news was not well received by the financial markets at the time, the negative returns have been erased and the market has moved to new highs. The oil price weakness has been a real help to all economies and the access to capital by Asian countries has been limited which has prevented an all out production and import rampage by them. This has lessened the impact on the U.S. economy.

Given the reduction in growth caused by Asian problems, managers still favor companies with stable earnings and certain visibility. Healthcare and related companies move to the front of the favored sectors along with financial companies and technology companies focused on communication. Account managers are still prudently constructive on the markets, as no real economic disequalibrium is present. Low interest rates continue to be supportive of the market.


International Account
  (Scott D. Opsal)

                      Total Returns *
                 As of December 31, 1997
     ----------------------------------------------------
     1 Year    Since Inception Date 5/2/94       10 Year
     12.24%              12.67%                    --


           Comparison of Change in Value of $10,000 Investment in the
        International Account, EAFE and Lipper International Fund Average
          ------------------------------------------------------------
                                     Morgan Stanley         Lipper
          Year Ended   International      EAFE          International
          December 31,    Account        Index               Index
                           10,000       10,000               10,000
             1994           9,663        9,990                9,758
             1995          11,032       11,110               10,676
             1996          13,800       11,781               11,934
             1997          15,488       11,991               12,583

Note:  Past performance is not predictive of future performance.



The International Account's return of 12.24% in 1997 compared favorably with the return generated by the EAFE Index of 1.78%. The Account benefited from its overweight position in Europe. European markets were very strong in 1997 and with all markets up for the year and only two markets, Norway and Austria, up less than 10%. The environment for equities in Europe was very positive in 1997; inflation remained low, interest rates were low and falling and economic growth began to pick up. The strong U.S. dollar was another factor boosting the performance of European equities because of its positive effect on the profitability of exporters based in Europe.

While almost everything was going right in Europe, almost everything went wrong in Asia. The currency crisis that started in Thailand in the third quarter spread to other Asian countries employing a currency peg system in the months that followed. The currency depreciation that these countries experienced had a significant negative ripple effect on the profitability of their corporate sector and on near-term economic growth prospects. Stock market performance reflected those problems, with five markets (Thailand, South Korea, Indonesia, Malaysia, Philippines) all down more than 60%. Hong Kong and Singapore were down 30% or less. The Account benefited from its underweight position in Asia relative to the EAFE Index. A large portion of the Asian exposure in the Account in 1997 resided in Hong Kong, another positive for relative performance.

The Account remains underweighted in the Japanese market, which was down 23.7% in 1997, another reason the account outperformed. Valuations continue to be high in Japan and the outlook for economic growth is not good given the continued weakness of the Japanese economy and the subdued growth outlook of its Asian neighbors.

The strong U.S. dollar had an equally negative effect on the returns of the Account and the EAFE Index, reducing both by 10.5%.


MidCap Account
  (Michael R. Hamilton)
                            Total Returns *
                        As of December 31, 1997
              ---------------------------------------------------
              1 Year              5 Year                10 Years
              22.75%              18.18%                 18.29%

                  Comparison of Change in Value of $10,000 Investment
            in the MidCap Account, S&P 500 and Lipper Mid Cap Fund Average
            --------------------------------------------------------------
                                                               Lipper
                 Year Ended         MidCap        S&P 500      MID CAP
                 December 31,       Account        Index        Index
                                    10,000         10,000      10,000
                    1988            12,371         11,661      11,476
                    1989            15,073         15,356      14,586
                    1990            13,189         14,877      14,067
                    1991            20,244         19,412      21,275
                    1992            23,268         20,891      23,213
                    1993            27,755         22,992      26,625
                    1994            27,971         23,294      26,079
                    1995            36,086         32,037      34,469
                    1996            43,704         39,388      40,646
                    1997            53,649         52,525      48,624

Note:  Past performance is not predictive of future performance.


Small company stocks suffered during the third quarter 1997 as investors chose to avoid them in favor of large cap stocks given the Asian problems that surfaced at the start of the quarter. This was a reversal from the prior quarter. Once the magnitude of the Asian problems was assumed, its effects could be anticipated. The largest 25 companies in the S&P 500 produced the best performance results among equity investments, making the benchmark index a challenge for equity managers to beat. The Account and the Lipper Average trailed the S&P 500 Index because of their emphasis on small cap stocks.

As of now little impact is assumed on global economic growth. The withdrawal of capital from many troubled markets and their implementation of more austere measures in the troubled countries have lessened the threat of cheap imports swamping the U.S. economy. Small cap stocks are once again on investors growth stock shopping lists.

Account managers feel that even if Asia remains in a different mode, growth in the United States will not be greatly affected and growth in Europe and South America could offset the Asian slowdown. Still, it is prudent to stick with those companies and industries with more visible growth in revenues and more stable earnings. Financial stocks continue to benefit from consolidation and expense control. Healthcare should benefit from the aging baby boomers as they continue active lifestyles. Technology is one of the main factors enabling companies to improve efficiency and requires continual investment to stay competitive. The portfolio is well positioned to take advantage of these opportunities.

Important Notes of the Growth-Oriented Accounts:

Standard & Poor's 500 Stock Index: an unmanaged index of 500 widely held common stocks representing industrial, financial, utility and transportation companies listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market.


Lipper Growth Fund Average: This average consists of funds which normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The one-year average at December 31, 1997 contained 820 funds.

Lipper Flexible Portfolio Fund Average: This average consists of funds which allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments, with a focus on total return. The one-year average at December 31, 1997 contained 196 funds.

Lipper Balanced Fund Average: this average consists of mutual funds which attempt to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The one year average at December 31, 1997 contained 350 mutual funds.

Lipper Growth & Income Fund Average: this average consists of funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. The one year average at December 31, 1997 contained 611 funds.

Lipper Mid Cap Fund Average: This average consists of funds which by prospectus or portfolio practice, limit their investments to companies with average market capitalizations and/or revenues between $800 million and the average market capitalization of the Wilshire 4500 Index (as captured by the Vanguard Index Extended Market Fund). The one-year average at December 31, 1997 contained 249 funds.

Morgan Stanley EAFE (Europe, Australia and Far East) Index: This average reflects an arithmetic, market value weighted average of performance of more than 900 securities which are listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Denmark, Netherlands, New Zealand, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland, and the United Kingdom.

Lipper International Fund Average: This average consists of funds which invest in securities primarily traded in markets outside of the United States. The one-year average at December 31, 1997 contained 421 funds.


Income-Oriented  Accounts:


Bond Account
  (Scott A. Bennett)

                      Total Returns *
                 As of December 31, 1997
--------------------------------------------------------------
  1 Year                    5 Year               10 Years
  10.60%                    8.44%                  9.62%

Comparison of Change in Value of $10,000 Investment in the Bond Account, Lehman
 Brothers BAA Corporate Index and Lipper Corporate Debt BBB Rated Fund Average
-------------------------------------------------------------------------------
                                        Lehman            Lipper
     Year Ended       Bond               BAA               BBB
     December 31,    Account            Index              Avg
                     10,000             10,000           10,000
        1988         10,927             10,923           10,900
        1989         12,441             12,463           12,060
        1990         13,090             13,343           12,751
        1991         15,278             15,814           15,020
        1992         16,711             17,187           16,258
        1993         18,660             19,300           18,261
        1994         18,120             18,360           17,447
        1995         22,136             22,533           20,948
        1996         22,659             23,439           21,616
        1997         25,060             26,040           23,795

Note:  Past performance is not predictive of future performance.


1997 was a year of high absolute levels of return for the fixed income market. The Bond Account's total return for the year was 10.6%. This high level of return was driven by the decline in Treasury yields through the final three-quarters of the year on continued confidence that inflation would remain low. The financial crisis in Asia in the fourth quarter also accelerated the decline in Treasury yields as investors increased their purchases of Treasuries, seeking a safe haven.

Although the Asian crisis was positive from a perspective of pushing down interest rates, it increased the risk premium (spread) demanded by investors to own corporate bonds as compared to owning Treasury bonds. The higher premium was demanded on the threat of lower corporate profits because of Asia's influence on the world's markets. Certain industries were hit harder than others, including commodity industries, the technology sector, and construction industries such as heavy equipment manufacturers. All of these factors influenced the 1997 returns of the Bond Account. The Account's significant diversification by industry and issuer helped it to avoid significant downside risk from the Asian crisis.

The Bond Account continues to outperform the Lipper Corporate Debt Fund BBB-Rated Average and lag the Lehman BAA Corporate Index, which benefits from the lack of fees. The long-term outperformance relative to the average BBB fund is credited to remaining well diversified, fully invested and not guessing interest rates.

Government Securities Account
  (Martin J. Schafer)

                    Total Returns *
                As of December 31, 1997
--------------------------------------------------
1 Year               5 Year            10 Year
 10.39%               7.38%             9.36%


Comparison of Change in Value of $10,000 Investment in the Government Securities
  Account, Lehman Brothers Mortgage Index and Lipper U.S. Mortgage Fund Average
--------------------------------------------------------------------------------

                              Gov't        Lehman        Lipper
          Year Ended       Securities     Mortgage    U.S. Mortgage
          December 31,       Account       Index          Index
                              10,000       10,000         10,000
             1988             10,832       10,872         10,746
             1989             12,521       12,552         12,098
             1990             13,716       13,899         13,233
             1991             16,041       16,082         15,190
             1992             17,138       17,200         16,118
             1993             18,865       18,376         17,319
             1994             18,010       18,081         16,596
             1995             21,444       21,118         19,290
             1996             22,162       22,248         20,037
             1997             24,464       24,359         21,756

Note:  Past performance is not predictive of future performance.


Interest rates fell for most of 1997, which led to a very strong year for the Government Securities Account. The Account outperformed both the Lehman Brothers MBS Index as well as the Lipper U.S. Mortgage Fund Average, mostly due to its slightly longer duration.

Managers  added to  results  last  year by  identifying  and  selecting  certain undervalued sectors of mortgage-backed securities for a portion of the portfolio. These securities have now become very popular with Wall Street and other investors, resulting in an increase in value.

Managers believe the current portfolio is well positioned for the period ahead. The Account has a number of securities that are "seasoned" (e.g., original 30 year loans that have been outstanding for three years or more) and therefore valued more highly in the marketplace. The majority of the securities are priced below par, so prepayment risk is negligible. The current strategy of staying fully invested in generic MBS pass-throughs with a mix of coupons, supplemented with government agencies, has served the Account well and should continue going forward.


Important Notes of the Income-Oriented Accounts:

Lehman Brothers, BAA Corporate Index: an unmanaged index of all publicly issued fixed rate nonconvertible, dollar-denominated, SEC-registered corporate debt rated Baa or BBB by Moody's or S&P.


Lipper Corporate Debt BBB Rated Funds Average: this average consists of mutual funds investing at least 65% of their assets in corporate and government debt issues rated by S&P or Moody's in the top four grades. The one year average at December 31, 1997 contained 102 mutual funds.


Lehman Brothers Mortgage Index: an unmanaged index of 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).


Lipper U.S. Mortgage Fund Average: this average consists of mutual funds investing at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. The one year average at December 31, 1997 contained 59 mutual funds.


Note: Mutual fund data from Lipper Analytical Services, Inc.

DETERMINATION OF NET ASSET VALUE OF ACCOUNT SHARES

The net asset value of each Account's shares is determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of the Account's portfolio securities will not materially affect the current net asset value of the Account's redeemable securities, on days during which an Account receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The net asset value per share of each Account is determined by dividing the value of the Account's securities plus all other assets, less all liabilities, by the number of Account shares outstanding.

Growth-Oriented and Income-Oriented Accounts

The following valuation information applies to the Growth-Oriented and Income-Oriented Accounts. Securities for which market quotations are readily available are valued using those quotations. Other securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith by the Board of Directors of the Fund.

As previously described, some of the Accounts may purchase foreign securities whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager or Sub-Advisor under procedures established and regularly reviewed by the Board of Directors. To the extent the Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example Saturdays and other customary national U.S. Holidays, the Account's net asset value could be significantly affected on days when shareholders have no access to the Account.

Money Market Account

The Money Market Account values its securities at amortized cost. For a description of this calculation procedure see the Fund's Statement of Additional Information.

PERFORMANCE CALCULATION

From time to time, the Accounts may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of the Accounts. The Account's yield and total return figures described below will vary depending upon market conditions, the composition of the Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Accounts' performance figures to performance figures published for other investment vehicles. The Accounts may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. Any performance data quoted for the Accounts represents only historical performance and is not intended to indicate future performance of the Accounts. The calculation of average annual total return and yield for the Accounts does not include fees and charges of the separate accounts that invest in the Accounts and, therefore, does not reflect the investment performance of those separate accounts. For further information on how the Accounts calculate yield and total return figures, see the Statement of Additional Information.

Average Annual Total Return

 Each Account may advertise its respective average annual total return. Average annual total return for each Account is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. The Accounts may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices.

Yield and Effective Yield

From time to time the Money Market Account may advertise its respective yield and effective yield. The yield of the Account refers to the income generated by an investment in the Account over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield for the Money Market Account will fluctuate daily as the income earned on the investments of the Account fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Account is one of a Series of Accounts issued by an open-end investment company and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Account is not insured. Investors comparing results of the Account with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Account.

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

It is the policy of each Account to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies it will be exempt from federal income tax upon the amounts so distributed to investors.

Any dividends from the net investment income of the Accounts (except the Money Market Account) will normally be payable to the shareholders annually, and any net realized gains will be distributed annually. All dividends and capital gains distributions are applied to purchase additional Account shares at net asset value as of the payment date without the imposition of any sales charge.

Each Account will notify shareholders of the portion of each distribution which constitutes investment income or capital gain. In view of the complexity of tax considerations, it is advisable for Eligible Purchasers considering the purchase of shares of the Accounts to consult with tax advisors on the federal and state tax aspects of their investments and redemptions.

Money Market Account

The Money Market Account declares dividends of all its daily net investment income on each day the Account's net asset value per share is determined. Dividends are payable daily and are automatically reinvested in full and fractional shares of the Account at the then current net asset value unless a shareholder requests payment in cash.

Net investment income, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Account. Expenses of the Account are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of the Account.

Since the Account's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect any capital gains or losses. If the Account does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Account realizes net long-term capital gains, it will distribute them once every 12 months.

Since the net income of the Account (including realized gains and losses on the portfolio securities) is declared as a dividend each time the net income of the Account is determined, the net asset value per share of the Account normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Account, representing reinvestment of dividend income, is reflected by an increase in the number of shares of the Account.

Normally the Account will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net income of the Account determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Account may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investing in the Account. The Account may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors.

The Board of Directors may revise the above dividend policy, or postpone the payment of dividends, if the Account should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse affect on shareholders.

ELIGIBLE PURCHASERS AND PURCHASE OF SHARES

Only  Eligible  Purchasers  may  purchase  shares  of  the  Accounts.   Eligible
Purchasers are limited to (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. Such trustees or managers may purchase Account shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of the Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

Each Account serves an underlying investment medium for variable annuity contracts and variable life insurance policies that are funded in separate accounts established by Principal Mutual Life Insurance Company. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Accounts simultaneously. Although neither Principal Mutual Life Insurance Company nor the Accounts currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Account shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax law, (3) changes in the investment management of an Account, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

Shares are purchased from Princor Financial Services Corporation, the principal underwriter for the Fund. There are no sales charges on the Accounts' shares. There are no restrictions on amounts to be invested in the Accounts' shares.

Shareholder accounts for each Account will be maintained under an open account system. Under this system, an account is automatically opened and maintained for each new investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares then owned. The statement of account is treated by each Account as evidence of ownership of Account shares in lieu of stock certificates. Stock certificates will not be issued or delivered to investors. Certificates, which can be stolen or lost, are unnecessary except for special purposes such as collateral for a loan. Fractional interests in the Account's shares are reflected to three decimal places in the statement of account.

If an offer to purchase shares is received by any of the Accounts before the close of trading on the New York Stock Exchange, the shares will be issued at the offering price (net asset value of Account shares) computed on that day. If an offer is received after the close of trading or on a day which is not a trading day, the shares will be issued at the offering price computed on the first succeeding day on which a price is determined. Dividends on the Money Market Account shares will be paid on the next day following the effective date of a purchase order.

SHAREHOLDER RIGHTS

The following information is applicable to each Account of the Principal Variable Contracts Fund, Inc. Each Account share is entitled to one vote either in person or by proxy at all shareholder meetings for that Account. This includes the right to vote on the election of directors, selection of independent accountants and other matters submitted to meetings of shareholders of the Account. Each share has equal rights with every other share of the Account as to dividends, earnings, voting, assets and redemption. Shares are fully paid and non-assessable, and have no preemptive or conversion rights. Shares of an Account may be issued as full or fractional shares, and each fractional share has proportionately the same rights, including voting, as are provided for a full share. Shareholders of the Fund may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Account shareholders.

The bylaws of the Fund provide that the Board of Directors of the Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue without a shareholder vote.

The bylaws of the Fund also provide that the Fund need not hold an annual meeting of shareholders in any year in which none of the following is required to be acted on by shareholders under the Investment Company Act of 1940: election of directors; approval of investment advisory agreement; ratification of selection of independent public accountants; and approval of distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by the Board of Directors.

Shareholder inquiries should be directed to the Principal Variable Contracts Fund, Inc. at The Principal Financial Group, Des Moines, Iowa 50392.

NON-CUMULATIVE VOTING: The Fund's shares have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of directors of the Fund can elect 100% of the directors if they choose to do so, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any directors.

Principal Mutual Life Insurance Company votes each Account's shares allocated to each of its separate accounts registered under the Investment Company Act of 1940 and attributable to variable annuity contracts or variable life insurance policies participating therein in accordance with instructions received from contract or policy holders, participants and annuitants. Other shares of each Account held by each registered separate account, including those for which no timely instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Shares of each of the Accounts held in the general account of Principal Mutual Life Insurance Company or in its unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Mutual determines pursuant to applicable law that an Account's shares held in one or more separate accounts or in its general account need not be voted pursuant to instructions received with respect to participating contracts or policies, it then may vote those Account shares in its own right.

REDEMPTION OF SHARES

Except for the third paragraph below, most of the following discussion of redemption procedures is relevant only to Eligible Purchasers other than variable annuity and variable life separate accounts of Principal Mutual Life Insurance Company, and its wholly-owned subsidiaries.

Each Account will redeem its shares upon request. There is no charge for redemption. A shareholder simply writes a letter to the appropriate Account requesting redemption of any part or all of the shares. The letter must be signed exactly as the account is registered. If payment is to be made to the registered shareholder or joint shareholders, the Account will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. The price at which the shares are redeemed will be the net asset value per share as next computed after the request is received by the Account in proper and complete form. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption.

Redemption proceeds will be sent within three business days after receipt of request for redemption in proper form. However, each Account may suspend the right of redemption during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Account of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Account. An Account will redeem only those shares for which it has received good payment. To avoid the inconvenience of such a delay, shares may be purchased with a certified check, bank cashier's check or money order. During the period prior to the time a redemption from the Money Market Account is effective, dividends on such shares will accrue and be payable and the shareholder will be entitled to exercise all other rights of beneficial ownership.

Restricted Transfer: Shares of each of the Accounts may be transferred to an Eligible Purchaser. However, whenever any of the Accounts is requested to transfer shares to other than an Eligible Purchaser, the Account has the right at its election to purchase such shares at their net asset value next effective following the time at which the request for transfer is presented; provided, however, that the Account must notify the transferee or transferees of such shares in writing of its election to purchase such shares within seven (7) days following the date of such request and settlement for such shares shall be made within such seven-day period.

ADDITIONAL INFORMATION

Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Accounts except the International and International SmallCap Accounts. The custodian for the International and International SmallCap Accounts is Chase Manhattan Bank, Global Securities Services, Chase Metro Tech Center, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the Fund.


Organization and Share Ownership: Effective January 1, 1998, certain Funds sponsored by Principal Mutual Life Insurance Company were reorganized into a series of the Principal Variable Contracts Fund, Inc., a corporation incorporated in the State of Maryland on May 27, 1997. The new series adopted the assets and liabilities of the corresponding Fund. Those Funds were incorporated in the state of Maryland on the following dates: Aggressive Growth Fund - August 20, 1993; Asset Allocation Fund - August 20, 1993; Balanced Fund - November 26, 1986; Bond Fund - November 26, 1986; Capital Accumulation Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Emerging Growth Fund - February 20, 1987; Government Securities Fund - June 7, 1985; Growth Fund - August 20, 1993; Money Market Fund - June 10, 1982; and World Fund August 20, 1993. The Articles of Incorporation for the Principal Variable Contracts Fund, Inc. were amended on February 13, 1998 to reflect the addition of the following new Accounts: International SmallCap; MicroCap; MidCap Growth; Real Estate; SmallCap; SmallCap Growth; SmallCap Value; and Utilities. Principal Mutual Life Insurance Company owns 100% of each Account's outstanding shares.


Capitalization: The authorized capital stock of each Account consists of 100,000,000 shares of common stock (500,000,000 for Money Market Account), $.01 par value.


Financial Statements: Copies of the financial statements of each Account will be mailed to each shareholder of that Account semi-annually. At the close of each fiscal year, each Account's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of the Fund for the present fiscal year. Additional information about the performance of the Accounts is contained in these Statements. Copies may be obtained free of charge from Princor.


Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Fund has filed with the Securities and Exchange Commission. The Fund's Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Fund's Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning the Fund. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C., from the Commission upon payment of the prescribed fees.

Principal Underwriter: Princor Financial Services Corporation, The Principal Financial Group, Des Moines, Iowa 50392-0200, is the principal underwriter for the Principal Variable Contracts Fund, Inc.





                                     PART B


                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.








                       Statement of Additional Information

                                dated May 1, 1998


         This Statement of Additional Information provides information about the Fund in addition to the information that is contained in the Fund's Prospectus, dated May 1, 1998.

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's Prospectus, a copy of which can be obtained free of charge by writing or telephoning:


                     Principal Variable Contracts Fund, Inc.
                          The Principal Financial Group
                           Des Moines, Iowa 50392-0200
                            Telephone: 1-800-247-4123

                                TABLE OF CONTENTS


Investment Policies and Restrictions of the Fund............   3
       Growth-Oriented Accounts.............................   3
       Income-Oriented Accounts.............................   8
       Money Market Account.................................  11
Account Investments.........................................  13
Directors and Officers of the Fund..........................  22
Manager and Sub-Advisors ...................................  24
Cost of Manager's Services .................................  25
Brokerage on Purchases and Sales of Securities..............  27
Determination of Net Asset Value of Account Shares..........  30
Performance Calculation.....................................  31
Tax Status..................................................  33
General Information and History.............................  33
Financial Statements........................................  34
Appendix A..................................................  34


INVESTMENT POLICIES AND RESTRICTIONS OF THE FUND

       The following information about the Principal Variable Contracts Fund, Inc. an incorporated, diversified, open-end management investment company, commonly called a mutual fund, supplements the information provided in the Prospectus under the caption "Investment Objectives, Policies and Restrictions." The Fund offers multiple Accounts.

       There are three categories of Accounts: Growth-Oriented Accounts, which include: Accounts which seek primarily capital appreciation through investments in equity securities (Aggressive Growth, Capital Value, Growth, MicroCap, MidCap, MidCap Growth, SmallCap, SmallCap Growth and SmallCap Value); and two Accounts which seek a total investment return including both capital appreciation and income through investments in equity and debt securities (Asset Allocation and Balanced); two Accounts which seek long-term growth of capital primarily through investments in equity securities of corporations located outside of the U.S. (International and International SmallCap Accounts); one account seeking long-term growth of income and capital through investment in equity securities of real estate companies (Real Estate Account); and one Account seeking to generate current income and long-term growth of income and capital through investment in equity and fixed-income securities of public utilities companies (Utilities Account); Income-Oriented Accounts, which include three Accounts which seek primarily a high level of income through investments in debt securities (Bond, Government Securities and High Yield) and a Money Market Account, which seeks primarily a high level of income through investments in short-term debt securities.

       In seeking to achieve its investment objective, each Account has adopted as matters of fundamental policy certain investment restrictions which cannot be changed without approval by the holders of the lesser of: (i) 67% of the Account's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or
(ii) more than 50% of the outstanding shares of the Account. Similar shareholder approval is required to change the investment objective of each of the Accounts. The following discussion provides for each Account a statement of its investment objective, a description of its investment restrictions that are matters of fundamental policy and a description of any investment restrictions it may have adopted that are not matters of fundamental policy and may be changed without shareholder approval. For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectus or the Statement of Additional Information is not fundamental and may be changed by the Fund's Board of Directors.

GROWTH-ORIENTED ACCOUNTS

     Investment Objectives

         Aggressive Growth Account seeks to provide long-term capital appreciation by investing primarily in growth oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

         Asset Allocation Account seeks to generate a total investment return consistent with the preservation of capital.

         Balanced Account seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

         Capital Value Account seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Account may invest in other securities.

         Growth Account seeks growth of capital through the purchase primarily of common stocks, but the Account may invest in other securities.

         International Account seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

         International SmallCap Account seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.


         MicroCap Account seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in value and growth oriented companies with small market capitalizations, generally less than $700 million.


         MidCap  Account  seeks to achieve  capital  appreciation  by  investing
         primarily  in   securities   of  emerging  and  other   growth-oriented
         companies.

         MidCap Growth Account seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in growth stocks of companies with market capitalizations in the $1 billion to $10 billion range.

         Real Estate Account seeks to generate a high total return. The Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

         SmallCap Account seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

         SmallCap Growth Account seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of small growth companies with market capitalization of less than $1 billion.

         SmallCap Value Account seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of small companies with value characteristics and market capitalizations of less than $1 billion.

         Utilities Account seeks to provide current income and long-term growth of income and capital. The Account will attempt to achieve its objective by investing primarily in equity and fixed-income securities of companies in the public utilities industry.

     Investment Restrictions

     Aggressive Growth Account, Asset Allocation Account, Balanced Account, Growth Account, International Account and MidCap Account.

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Aggressive Growth, Asset Allocation, Balanced, Growth, International and MidCap Accounts each may not:

     (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

     (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Account or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

     (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing. The Balanced Account may borrow only from banks.

     (6) Make loans, except that the Account may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
         (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

     (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) except that this limitation shall apply only with respect to 75% of the total assets of the Aggressive Growth Account, Asset Allocation Account, Growth Account and International Account; or purchase more than 10% of the outstanding voting securities of any one issuer.

     (8) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (9) Concentrate its investments in any particular industry or industries, except that the Account may invest not more than 25% of the value of its total assets in a single industry.

    (10) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

    (11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Account may invest in securities of issuers which invest in or sponsor such programs.

     Each of these Accounts has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

     (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market, including all covered spread options and the assets used as cover for any options written in the Over-the-Counter market are included as part of this 15% limitation.

     (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the International Account does not apply to warrants listed on the Toronto Stock Exchange or the Chicago Board Options Exchange.

     (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Account's investments in all such issuers to exceed 5% of the value of its total assets.

     (4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

     (5) Invest  in  companies  for  the  purpose  of  exercising   control  or
         management.

     (6) Invest more than 10% (25% for the Aggressive Growth Account) of its total assets in securities of foreign issuers. This restriction does not pertain to the International Account or the Asset Allocation Account.

     (7) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes, not for speculation.

     (8) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

     (9) Invest in arbitrage transactions.

    (10) Invest in real estate limited partnership interests.

     The Balanced and MidCap Accounts each have also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each such Account's present policy to:

     (1) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Account's total assets would be invested in such securities.

     The Aggressive Growth, Asset Allocation, Growth and International Accounts have also adopted the following restriction which is not a fundamental policy and may be changed without shareholder approval. It is contrary to each such Account's present policy to:

     (1) Invest its assets in the securities of any investment company except that the Account may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization, and the Account may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

     Capital Value Account

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Capital Value Account may not:

     (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.

     (2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except U. S. Government securities).

     (3) Purchase the securities of any issuer if the purchase will cause more than 10% of the voting securities, or any other class of securities of the issuer, to be held by the Account.

     (4) Underwrite securities of other issuers, except that the Account may acquire portfolio securities under circumstances where if sold the Account might be deemed an underwriter for purposes of the Securities Act of 1933.

     (5) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Account's aggregate investments in all such companies to exceed 5% of the Account's total assets.

     (6)  Engage in the purchase and sale of illiquid  interests in real estate.
          For  this  purpose,   readily  marketable  interests  in  real  estate
          investment trusts are not interests in real estate.

     (7)  Engage in the purchase and sale of commodities or commodity contracts.

     (8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Account will not issue or acquire put and call options.

     (10) Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (11) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

     (12) Invest more than 20% of its total assets in securities of foreign issuers.

In addition:

     (13) The Account may make loans through the purchase in private offerings of debentures or other evidences of indebtedness of types customarily purchased by institutional investors.

     (14) The Account does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of
          (i) 5% of the value of the Account's assets, less liabilities other than such borrowings, or (ii) 10% of the Account's assets taken at cost at the time such borrowing is made. The Account may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost.

     (15) It is contrary to the Account's present policy to purchase warrants in excess of 5% of its total assets of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     The Account has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to the Account's present policy to:

     (1) Invest its assets in the securities of any investment company except that the Account may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization, and the Account may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

     (2) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreement maturing in more than seven days.

     Investment Restrictions

     International SmallCap Account, MicroCap Account, MidCap Growth Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account and Utilities Account.

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The International SmallCap Account, MicroCap Account, MidCap Growth Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account and Utilities Accounts each may not:

     (1) Issue any senior securities as defined in the Investment Company Act of 1940, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

     (2) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

     (3) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.


     (4) Borrow money, except it may (a) borrow from banks (as defined in the Investment Company Act of 1940, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 331/3% of its total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) purchase securities on margin to the extent permitted by applicable law. In addition, the MicroCap Account may engage in transactions in mortgage dollar rolls which are accounted for as financings.


     (5) Make loans, except that the Account may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
          (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

     (6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of each Account.

     (7) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (8) Concentrate its investments in any particular industry*, except that the Account may invest not more than 25% of the value of its total assets in a single industry.


          The Real Estate Account may not invest less than 25% of its total assets in securities of companies in the real estate industry, and the Utilities Account may not invest less than 25% of its total assets in securities of companies in the public utilities industry except that each may, for temporary defensive purposes, place all of its assets in cash, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes, United States government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.


     (9) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except to the extent permitted by applicable law and except that the Account may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.


     Each of these Accounts has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:


     (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.


     (2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

     (3)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.


     (4) Invest more than 25% (20% for each of the SmallCap and Utilities Accounts, 10% for each of the MidCap Growth and SmallCap Value Accounts) of its total assets in securities of foreign issuers. This restriction does not apply to the International SmallCap Account.



     (5) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

     (6) Invest in real estate limited partnership interests or real estate investment trusts except that this restriction shall not apply to either the MicroCap or Real Estate Accounts.



     (7) Acquire securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


INCOME-ORIENTED ACCOUNTS

     Investment Objectives

         Bond Account seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

         Government Securities Account seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest; Account shares are not guaranteed by the United States Government. There are certain risks unique to GNMA Certificates.

         High Yield Account seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

     Investment Restrictions

         Bond Account and High Yield Account

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Bond Account and High Yield Account each may not:

     (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

     (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Account or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

     (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing. The Bond Account and High Yield Account may borrow only from banks.

     (6) Make loans, except that the Account may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
          (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

     (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities); or purchase more than 10% of the outstanding voting securities of any one issuer.

     (8) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (9) Concentrate its investments in any particular industry or industries, except that the Bond Account and High Yield Account each may invest not more than 25% of the value of its total assets in a single industry.

     (10) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

     (11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Account may invest in securities of issuers which invest in or sponsor such programs.

     Each of these Accounts has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

     (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market, including all covered spread options and the assets used as cover for any options written in the Over-the-Counter market are included as part of this 15% limitation.

     (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Account's investments in all such issuers to exceed 5% of the value of its total assets.

     (4) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Account's total assets would be invested in such securities.

     (5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

     (6)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (7) Invest more than 20% of its total assets in securities of foreign issuers.

     (8) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

     (9) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

     (10) Invest in arbitrage transactions.

     (11) Invest in real estate limited partnership interests.

     Government Securities Account

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Government Securities Account may not:

     (1) Issue any senior securities as defined in the Act except insofar as the Account may be deemed to have issued a senior security by reason of (a) purchasing any securities on a standby, when-issued or delayed delivery basis; or (b) borrowing money in accordance with restrictions described below.

     (2) Purchase any securities other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that the Account may maintain reasonable amounts in cash or commercial paper or purchase short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments.

     (3) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of GNMA certificates held in its portfolio.

     (4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

     (5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (6) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

     (7)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (8) Make loans, except that the Account may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

     (9) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing.

     (10) Enter into repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of the Account's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

     (11) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

     (12) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

     The Government Securities Account has also adopted the following restrictions which are not a fundamental policy and may be changed without shareholder approval. It is contrary to the Government Securities Account's present policy to:

     (1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on future contracts are not deemed to be pledges or other encumbrances.

     (2) Invest its assets in the securities of any investment company except that the Account may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization, and the Account may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

MONEY MARKET ACCOUNT

     Investment Objective

         Money Market Account seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

     Investment Restrictions

         Money Market Account

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Money Market Account may not:

     (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S. banks and savings institutions. (See "Bank Obligations").

     (2) Purchase the securities of any issuer if the purchase will cause more than 25% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

     (3) Purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Account (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

     (4) Invest a greater percentage of its total assets in securities not readily marketable than is allowed by federal securities rules or interpretations.

     (5) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     (6) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Account's aggregate investments in all such companies to exceed 5% of the value of the Account's total assets.

     (7) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

     (8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Account will not issue or acquire put and call options, straddles or spreads or any combination thereof.

    (10) Invest  in  companies  for  the  purpose  of  exercising   control  or
         management.

    (11) Make loans to others except through the purchase of debt obligations in which the Account is authorized to invest and by entering into repurchase agreements (see "Account Investments").

    (12) Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of (i) 5% of the value of the Account's assets, or
         (ii) 10% of the value of the Account's net assets taken at cost at the time such borrowing is made. The Account will not issue senior securities except in connection with such borrowings. The Account may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

    (13) Invest in uncertificated time deposits maturing in more than seven days; uncertificated time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Account's total assets.

    (14) Enter into repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of the Account's total assets would be invested in such repurchase agreements and other assets (excluding time deposits) without readily available market quotations.


     The Money Market Account has also adopted the following restriction which is not a fundamental policy and may be changed without shareholder approval. It is contrary to the Money Market Account's present policy to: invest its assets in the securities of any investment company except that the Account may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization, and the Account may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


ACCOUNT INVESTMENTS

     The following information further supplements the discussion of the Account's investment objectives and policies in the Prospectus under the caption "INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS."

     Although the Accounts may pursue the investment practices described under the captions Restricted Securities, Foreign Securities, Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts, Currency Contracts, Repurchase Agreements, Lending of Portfolio Securities and When Issued and Delay of Delivery Securities, none of the Accounts either committed during the last fiscal year or currently intends to commit during the present fiscal year more than 5% of its net assets to any of the practices, except as noted. Investments in foreign securities by the Aggressive Growth, Asset Allocation, International, International SmallCap, and MicroCap Accounts are expected to exceed 5% of each Account's net assets, and investments in foreign securities by the SmallCap Growth Account may at times exceed 5% of its net assets.

Fundamental Analysis

     Selections of equity securities for the Accounts, except the Aggressive Growth, Asset Allocation, MicroCap, MidCap Growth and SmallCap Value Accounts, are made based upon an approach described broadly as that of fundamental analysis. Three basic steps are involved in this analysis. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years. Second, given some conviction as to the likely economic climate, the Account attempts to identify the prospects for the major industrial, commercial and financial segments of the economy, by looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, to ascertain prospects for each industry for the near and intermediate term. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are then evaluated in relation to the current price of the securities of each company. This analysis process is often referred to as "top-down" fundamental analysis. In selecting equity securities for the SmallCap Growth Account, these same three basic steps are followed, but in the reverse order. This process is often referred to as "bottom-up" fundamental analysis.

Restricted Securities

     Each of the following Accounts has adopted investment restrictions as non-fundamental policies that limit its investments in restricted securities and other illiquid securities to 15% of its assets: Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Growth, High Yield, International, International SmallCap, MicroCap, MidCap, MidCap Growth, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities Accounts.

     Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or in a transaction which is exempt from the registration requirements of that act. When registration is required, an Account may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Account may by permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Account might obtain a less favorable price than prevailed when it decided to sell. Restricted securities and other securities not readily marketable will be priced at fair value as determined in good faith by or under the direction of the Board of Directors.

Foreign Securities

     Each of the following Accounts has adopted investment restrictions as non-fundamental policies that limit its investments in foreign securities to the indicated percentage of its assets: Asset Allocation, International and International SmallCap Accounts - 100% ; Aggressive Growth, MicroCap, Real Estate and SmallCap Growth Accounts - 25%; Bond, Capital Value, High Yield, SmallCap and Utilities Accounts - 20%; Balanced, Growth, MidCap, MidCap Growth and SmallCap Value Accounts - 10%. The Money Market Account does not invest in foreign securities other than those that are United States dollar denominated. United States dollar denominated means that all principal and interest payments for the security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid and the timing of payments related to the securities do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not considered "foreign securities" for purposes of this investment limitation.

     Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. Each Account's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts

     The Aggressive Growth, Asset Allocation, Balanced, Bond, Government Securities, Growth, High Yield, International, International SmallCap, MicroCap, MidCap, MidCap Growth, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities Accounts may each engage in the practices described under this heading. None of the Accounts will invest more than 5% of its assets in the purchase of call and put options on individual securities, securities indices and futures contracts. In the following discussion, the terms "the Account," "each Account" or "the Accounts" refer to each of these Accounts.

     Spread Transactions

     Each Account may purchase from securities dealers covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Account the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Account does not own, but which is used as a benchmark. The risk to the Account in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Account against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option will be maintained in a segregated account by each Account's custodian. The Accounts do not consider a security covered by a spread option to be "pledged" as that term is used in the Accounts' policy limiting the pledging or mortgaging of assets.

     Options on Securities and Securities Indices

     Each Account may write (sell) and purchase call and put options on securities in which it may invest and on securities indices based on securities in which the Account may invest. The Accounts may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Account plans to purchase.

         Writing Covered Call and Put Options. When an Account writes a call option, it gives the purchaser of the option, in return for the premium it receives, the right to buy from the Account the underlying security at a specified price at any time before the option expires. When an Account writes a put option, it gives the purchaser of the option, in return for the premium it receives, the right to sell to the Account the underlying security at a specified price at any time before the option expires.

     The premium received by an Account, when it writes a put or call option, reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium will generate additional income for the Account if the option expires unexercised or is closed out at a profit. By writing a call, an Account limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, an Account assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

     The Accounts write only covered options and will comply with applicable regulatory and exchange cover requirements. The Accounts usually will own the underlying security covered by any outstanding call option that it has written. With respect to an outstanding put option that it has written, each Account will deposit and maintain with its custodian cash, U.S. Government securities or other liquid securities with a value at least equal to the exercise price of the option.

     Once an Account has written an option, it may terminate its obligation, before the option is exercised, by effecting a closing transaction, which is accomplished by the Account's purchasing an option of the same series as the option previously written. The Accounts will have a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

         Purchasing Call and Put Options. When an Account purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Account may purchase call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Account would be able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must rise to a level that exceeds the sum of the exercise price, the premium paid and transaction costs.

     When an Account purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. The Account may purchase put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Account would be able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price sufficiently to cover the premium and transaction costs.

     Once an Account has purchased an option, it may close out its position by selling an option of the same series as the option previously purchased. The Account will have a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

         Options on Securities Indices. Each Account may purchase and sell put and call options on any securities index based on securities in which the Account may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Accounts would engage in transactions in put and call options on securities indices for the same purposes as they would engage in transactions in options on securities. When an Account writes call options on securities indices, it will hold in its portfolio underlying securities which, in the judgment of the Manager or the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

         Risks Associated with Options Transactions. An options position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Accounts will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange or elsewhere may exist. If an Account is unable to effect closing sale transactions in options it has purchased, the Account would have to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities pursuant thereto. If an Account is unable to effect a closing purchase transaction for a covered option that it has written, it will not be able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. An Account's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk 35 that broker-dealers participating in such transactions might fail to meet their obligations.

     Futures Contracts and Options on Futures


     Each Account may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills, foreign currencies, or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, an Account may seek to hedge against a decline in securities owned by the Account or an increase in the price of securities which the Account plans to purchase. An Account may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in equity securities and to keep substantially all of its assets exposed to the market.


         Futures Contracts. When an Account sells a futures contract based on a financial instrument, the Account becomes obligated to deliver that kind of instrument at a specified future time for a specified price. When an Account purchases that kind of contract, it becomes obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date, thereby canceling the obligation to make or take delivery of specific securities. The Account realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Account will usually liquidate futures contracts on financial instruments in this manner, they may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so.

     A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities, but result in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated, which may be at its expiration or earlier if it is closed out by entering into an offsetting transaction.

     When a futures contract is purchased or sold a brokerage commission is paid, but unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or U.S. Government securities, which varies, but is generally about 5% of the contract amount, is deposited by the Account with its custodian for the benefit of the futures commission merchant through which the Account engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Account to finance the transaction, but instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Account upon termination of the futures contract, if all the Account's contractual obligations have been satisfied.

     Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to market." If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, additional cash is required to be paid to or released by the broker, and the Account realizes a loss or gain.

     In using futures contracts, the Accounts will seek to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Account proposes to acquire. An Account, for example, may sell futures contracts in anticipation of a rise in interest rates which would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contracts should increase in value when the Account's debt securities decline in value and thereby keep the Account's net asset value from declining as much as it otherwise would. An Account may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When an Account is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, an Account may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

         Options on Futures. The Accounts may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

     Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

     Options on futures can be used to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. For example, if an Account anticipated a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

     If an Account purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Account will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

     When an Account writes an option on a futures contract, the premium paid by the purchaser is deposited with the Account's custodian, and the Account must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. The Account assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirement are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Account if the option is exercised.

     Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. An Account's successful use of futures contracts is subject to the Manager's and the Sub-Advisor's ability to predict correctly the factors affecting the market values of the Account's portfolio securities. For example, if an Account was hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Account and the prices of those debt securities instead increased, the Account would lose part or all of the benefit of the increased value of its securities which it hedged because it would have offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Account, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

     Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Account will enter into a futures contract or related option only if there appears to be a liquid secondary market therefor. There can be no assurance, however, that such a liquid secondary market will exist for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Account would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Account has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Account may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Account's ability effectively to hedge its portfolio.

     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Limitations on the Use of Futures and Options on Futures. Each Account intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.


     None of the Accounts will purchase or sell futures contracts or options to seek to increase total return thereon except for closing purchase and sale transactions if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Account's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

     The Accounts will enter into futures contracts and related options transactions for bona fide hedging purposes as permitted by the CFTC and to seek to increase total return to the extent permitted by the CFTC so long as an Account would be excluded from the regulations governing commodity pool operators. The Accounts are not permitted to engage in speculative futures trading. Each Account will determine that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Account or which it expects to purchase. In pursuing traditional hedging activities, each Account will sell futures contracts or acquire puts to protect against a decline in the price of securities that the Account owns, and each Account will purchase futures contracts or calls on futures contracts to protect the Account against an increase in the price of securities the Account intends to purchase before it is in a position to do so.


     When an Account purchases a futures contract, or purchases a call option on a futures contract, it will place any asset, including equity securities and non-investment grade debt, in a segregated account, so long as the asset is liquid and marked to the market daily. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.

     The Accounts will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (i.e., the Beta volatility factor). To the extent an Account has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Account will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

Currency Contracts

     The Accounts (except Government Securities and Money Market) each may engage in currency transactions with securities dealers, financial institutions or other parties that are deemed creditworthy by the Account's Sub-Advisor to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures contracts and options thereon and exchange-listed and over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

     The Accounts will engage in currency transactions only for hedging and other non-speculative purposes, including transaction hedging and position hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Account, which will generally arise in connection with the purchase or sale of the Account's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. The Accounts will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Account that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

     The Accounts may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Account has or in which the Account expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Account may also engage in proxy hedging. Proxy hedging is often used when the currency to which an Account's holding is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of an Account's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Account's securities denominated in linked currencies.

     Except when an Account enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Account to buy or sell a foreign currency will generally require the Account to hold an amount of that currency or liquid securities denominated in that currency equal to the Account's obligations or to segregate liquid high grade debt obligations equal to the amount of the Account's obligations.

     Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Account if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Account is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sale of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to an Account if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relative new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Repurchase Agreements


     All the Accounts may invest in repurchase agreements. None of the Accounts will enter into repurchase agreements that do not mature within seven days if any such investment, together with other illiquid securities held by the Account, would amount to more than 15% of its assets. The MicroCap Account, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer univested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. Repurchase agreements will typically involve the acquisition by the Account of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Account will sell back to the seller and that the seller will repurchase the underlying securities at a specified price and at a fixed time in the future. Repurchase agreements may be viewed as loans by an Account collateralized by the underlying securities ("collateral"). This arrangement results in a fixed rate of return that is not subject to market fluctuation during the Account's holding period. Although repurchase agreements involve certain risks not associated with direct investments in debt securities, each of the Accounts follows procedures established by the Board of Directors which are designed to minimize such risks. These procedures include entering into repurchase agreements only with large, well-capitalized and well-established financial institutions, which the Manager believes present minimum credit risks. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, the affected Account bears a risk of loss. In seeking to liquidate the collateral, an Account may be delayed in or prevented from exercising its rights and may incur certain costs. Further to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Account could suffer a loss.


Lending of Portfolio Securities


     All the Accounts may lend their portfolio securities. None of the Accounts intends to lend its portfolio securities if as a result the aggregate of such loans made by the Account would exceed 33 1/3% of its total assets. Portfolio securities may be loaned to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or government securities equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Account and is maintained each business day in a segregated account. While such securities are on loan, the borrower will pay the Account any income accruing thereon, and the Account may invest any cash collateral, thereby earning additional income, or may receive an agreed upon fee from the borrower. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Account and its shareholders. An Account may pay reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. An Account does not vote securities that have been loaned, but it will call a loan of securities in anticipation of an important vote.


When-Issued and Delayed Delivery Securities

     Each of the Accounts may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period, and the securities are subject to market fluctuation, which involves the risk for the purchaser that yields available in the market at the time of delivery may be higher than those obtained in the transaction. Each Account will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, but an Account may sell the securities before the settlement date, if such action is deemed advisable. At the time an Account makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the securities in determining its net asset value. Each Account will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents, United States Government securities and other high grade debt obligations equal in value to the Account's commitments for such when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on an Account's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Account may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of an Account's total assets that may be committed to transactions in such agreements.

Securities of Smaller Companies

     The International SmallCap, MicroCap, MidCap, MidCap Growth, SmallCap, SmallCap Growth and SmallCap Value Accounts may invest in and be weighted toward, securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers


     Each of the Accounts, except the Government Securities Account, may invest in the securities of unseasoned issuers. The Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Growth, International, MidCap and Money Market Accounts each may invest not more than 5% of its total assets in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years' continuous operation, including the operations of any predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the companies growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the companies management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Industry Concentrations

     Each of the Accounts, except the Real Estate and Utilities Accounts, may not concentrate its investments in any particular industry. For purposes of applying the SmallCap Growth Account's industry concentration restriction, the Account uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neill & Co. Incorporated. The other Accounts use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission."


Money Market Instruments

     The Money Market Account will invest all of its available assets in money market instruments maturing in 397 days or less. The types of instruments which this Account may purchase are described below.

     (1) U.S. Government Securities -- Securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     (2) U.S. Government Agency Securities -- Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. U.S. agency obligations include, but are not limited to, the Student Loan Marketing Association, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as those issued by Federal Intermediate Credit Banks, are supported by the right of the issuer to borrower from the Treasury, others such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality.

     (3) Bank Obligations -- Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars, and of the overseas branches of U.S. commercial banks and foreign banks, which in the Manager's opinion, are of comparable quality, provided each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets which are insured by the Federal Savings and Loan Insurance Corporation. The Account may acquire obligations of U.S. banks which are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose the Account to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. The Account will only buy short-term instruments where the risks of adverse governmental action are believed by the Manager to be minimal. The Account will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Account. The Account may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

         A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, the Account may occasionally invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

     (4) Commercial Paper -- Short-term promissory notes issued by corporations which at time of purchase are rated A-1 or better by Standard and Poor's ("S&P") or Prime-1 or better by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued or guaranteed by a corporation with outstanding debt rated AA or better by S&P or Aa or better by Moody's. The Account will not invest in master demand notes. (See Appendix A.)

     (5) Short-term Corporate Debt -- Corporate notes, bonds and debentures which at the time of purchase are rated AA or better by S&P or Aa or better by Moody's provided such securities have one year or less remaining to maturity. (See Appendix A.)

     (6) Repurchase Agreements -- Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. (See "ACCOUNT INVESTMENTS Repurchase Agreements.")

     The ratings of Moody's and S&P, which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Manager will further evaluate these securities.

Portfolio Turnover


     Portfolio turnover will normally differ for each Account, may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of Account shares. The portfolio turnover rate for an Account is calculated by dividing the lesser of purchases or sales of its portfolio securities during the fiscal year by the monthly average of the value of its portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Account. No portfolio turnover rate can be calculated for the Money Market Account because of the short maturities of the securities in which it invests. The portfolio turnover rates for each of the other Accounts for its most recent and immediately preceding fiscal periods, respectively, were as follows: Aggressive Growth - 172.6% and 166.9%; Asset Allocation - 131.6% and 108.2%; Balanced - 69.7% and 22.6%; Bond - 7.3% and 1.7%; Capital Value 23.4%
and 48.5%; Government Securities - 9.0% and 8.4%; Growth - 15.4% and 2.0%; High Yield - 32.0% and 32.0%; International - 22.7% and 12.5%; MidCap - 7.8% and 8.8%.


DIRECTORS AND OFFICERS OF THE FUNDS

     The following listing discloses the principal occupations and other principal business affiliations of the Fund's Officers and Directors during the past five years. All mailing addresses are The Principal Financial Group, Des Moines, Iowa 50392, unless otherwise indicated.

     @James D. Davis, 64, Director. 4940 Center Court, Bettendorf, Iowa. Attorney. Vice President, Deere and Company, Retired.

     Pamela A. Ferguson, 54, Director. 4112 River Oaks Drive, Des Moines, Iowa. Professor of Mathematics, Grinnell College since 1998. Prior thereto, President, Grinnell College.

     @Richard W. Gilbert, 57, Director. 1357 Asbury Avenue, Winnetka, IL. President, Gilbert Communications, Inc. since 1993.


     *&J. Barry Griswell, 49, Director and Chairman of the Board. President, Principal Mutual Life Insurance Company since 1998. Executive Vice President, 1996-1998. Senior Vice President 1991-1996. Director and Chairman of the Board, Principal Management Corporation, Princor Financial Services Corporation.


     *&Stephan L. Jones, 62, Director and President. Vice President, Principal Mutual Life Insurance Company since 1986. Director and President, Princor Financial Services Corporation and Principal Management Corporation.

     *Ronald E. Keller, 62, Director. Executive Vice President, Principal Mutual Life Insurance Company since 1992. Director, Princor Financial Services Corporation and Principal Management Corporation. Director and Chairman, Invista Capital Management, Inc.


     @Barbara A. Lukavsky, 57, Director. 3920 Grand Avenue, Des Moines, Iowa. President and CEO, Barbican Enterprises, Inc. since 1977. President and CEO, Lu San ELITE USA, L.C 1985-1998.


     &Richard G. Peebler, 68, Director. 1916 79th Street, Des Moines, Iowa. Dean and Professor Emeritus, Drake University, College of Business and Public Administration, since 1996. Prior thereto, Professor, Drake University, College of Business and Public Administration.

     *Craig L. Bassett, 46, Treasurer. Second Vice President and Treasurer, Principal Mutual Life Insurance Company since 1998. Director - Treasury 1996-1998. Prior thereto, Associate Treasurer.

     *Michael J. Beer, 37, Financial Officer. Senior Vice President and Chief Operating Officer, Princor Financial Services Corporation and Principal Management Corporation, since 1997. Prior thereto, Vice President and Chief Operating Officer 1995-1997. Prior thereto, Financial Officer.

     *David J. Brown, 38, Assistant Counsel. Counsel, Principal Mutual Life Insurance Company since 1995. Attorney 1994-1995. Prior thereto, Attorney, Dickinson, Mackaman, Tyler & Hogan, P.C. 1986-1994.

     *Michael W. Cumings, 46, Assistant Counsel. Counsel, Principal Mutual Life Insurance Company since 1989.

     * Arthur S. Filean, 59, Vice President and Secretary. Vice President, Princor Financial Services Corporation since 1990. Vice President, Principal Management Corporation since 1996.

     * Ernest H. Gillum, 42, Assistant Secretary. Assistant Vice President, Registered Products, Princor Financial Services Corporation and Principal Management Corporation, since 1995. Prior thereto, Product Development and Compliance Officer.

     Jane E. Karli, 41, Assistant Treasurer. Assistant Treasurer, Principal Mutual Life Insurance Company since 1998. Senior Accounting and Custody Administrator 1994-1998; Prior thereto, Senior Investment Cost Accountant 1993-1994.

     *Michael D. Roughton, 46, Counsel. Counsel, Principal Mutual Life Insurance Company since 1994. Prior thereto, Assistant Counsel. Counsel, Invista Capital Management, Inc., Princor Financial Services Corporation, Principal Investors Corporation and Principal Management Corporation.

     @ Member of Audit and Nominating Committee.

     * Affiliated with the Manager of the Fund or its parent and considered an "Interested Person," as defined in the Investment Company Act of 1940, as amended.

     & Member of the Executive Committee. The Executive Committee is elected by the Board of Directors and may exercise all the powers of the Board of Directors, with certain exceptions, when the Board is not in session and shall report its actions to the Board.

     All Directors and Officers listed above hold similar positions with nineteen mutual funds sponsored by Principal Mutual Life Insurance Company. In addition, James D. Davis, Pamela A. Ferguson, Stephan L. Jones, J. Barry Griswell, Barbara A. Lukavsky, and all of the officers hold similar positions with one other Fund sponsored by Principal Mutual Life Insurance Company.


     The following information relates to compensation paid by the Fund during the fiscal year ended December 31, 1997.

               Director                         Compensation
               --------                         ------------
           James D. Davis                           $51,450
           Roy W. Ehrle                             $32,350
           Pamela A. Ferguson                       $50,700
           Richard W. Gilbert                       $58,800
           Barbara A. Lukavsky                      $53,100
           Richard G. Peebler                       $47,550


     The Fund does not provide retirement benefits for any of the directors. Total compensation from the investment companies included in the fund complex for the fiscal year ended December 31, 1997 was as follows:


     James D. Davis       $52,217           Richard W. Gilbert        $60,145
     Roy W. Ehrle         $32,350           Barbara A. Lukavsky       $55,134
     Pamela A. Ferguson   $50,700           Richard G. Peebler        $52,275


     All of the outstanding shares of the Fund are owned by Principal Mutual Life Insurance Company and its Separate Accounts B and C and Variable Life Separate Account. As of December 31, 1997, the Officers and Directors as a group owned none of the outstanding shares of the Fund.

MANAGER AND SUB-ADVISORS

     The Manager of each of the Accounts is Principal Management Corporation (the "Manager"), a wholly-owned subsidiary of Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company which is a wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the state of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company.

     The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Account. For these services, each Sub-Advisor is paid a fee by the Manager.

     Accounts:  Balanced,   Capital  Value,   Government   Securities,   Growth,
          International, International SmallCap, MidCap, SmallCap and Utilities

     Sub-Advisor: Invista Capital Management, Inc. ("Invista"). Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Mutual Life Insurance Company. Assets under management as of December 31, 1997 were approximately $26 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

     Accounts: Aggressive Growth and Asset Allocation


     Sub-Advisor: Morgan Stanley Asset Management Inc. ("MSAM"). MSAM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. At December 31, 1997, MSAM managed investments totaling approximately $87.1 billion, including approximately $66.6 billion under active management and $20.5 billion as Named Fiduciary or Fiduciary Adviser.


Account:          MicroCap


Sub-Advisor:      Goldman Sachs Asset Management  ("GSAM"),  One New York Plaza,
                  New York,  NY  10004,  is a  separate  operating  division  of
                  Goldman, Sachs & Co. ("Goldman Sachs"). Goldman Sachs provides a  wide  range  of  fully  discretionary  investment  advisory services including  quantitatively driven and actively managed
                  U.S.   and   international   equity   portfolios   and  global
                  fixed-income portfolios, commodity and currency products, and money market mutual funds.


Account:          MidCap Growth

Sub-Advisor:      The  Dreyfus  Corporation  ("Dreyfus").,  located  at 200 Park
                  Avenue,  New York,  New York  10166,  was formed in 1947.  The
                  Dreyfus  Corporation  is a  wholly-owned  subsidiary of Mellon
                  Bank, N.A., which is a wholly-owned  subsidiary of Mellon Bank
                  Corporation ("Mellon").  As of September 30, 1997, The Dreyfus
                  Corporation managed or administered approximately $93 billion is assets for approximately 1.7 million investor accounts nationwide.

     Account: SmallCap Growth

     Sub-Advisor:  Berger Associates,  Inc. ("Berger").  Berger's address is 210
          University Boulevard, Suite 900, Denver, CO 80206. It serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses.

     Account: SmallCap Value

     Sub-Advisor:  J.P.  Morgan  Investment   Management,   Inc.  ("J.P.  Morgan
          Investment"). J.P. Morgan Investment, with principal offices at 522 Fifth Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P.Morgan & Co. Incorporated ("J.P.Morgan") a bank holding company. J.P.Morgan, through J.P.Morgan Investment and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients. As of December 31, 1997, J.P.Morgan and its subsidiaries had total combined assets under management of approximately $250 billion.

     Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or a Sub-Advisor is named below, together with the capacities in which such person is affiliated:

                                                 Office Held With                           Office Held With
          Name                                     The Fund                               The Manager/Invista
     Craig BassettTreasurer                      Treasurer (Manager)
     Michael J. Beer                             Financial Officer                      Senior Vice President & Chief
                                                   Operating Officer (Manager)
     Arthur S. Filean                            Vice President and Secretary           Vice President (Manager)
     Ernest H. Gillum                            Assistant Secretary                    Assistant Vice President, Registered
                                                                                          Products (Manager)
     J. Barry Griswell                           Director and Chairman                  Director and Chairman of
                                                   of the Board                           the Board (Manager)
     Stephan L. Jones                            Director and                           Director and President
                                                   President                              (Manager)
     Ronald E. Keller                            Director                               Director (Manager)
                                                                                          Director and Chairman of
                                                                                          the Board (Invista)
     Michael D. Roughton                         Counsel                                Counsel (Manager; Invista)

COST OF MANAGER'S SERVICES

     For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                                                  Net Asset Value of Fund

                                                 First             Next             Next              Next             Over
            Account                          $100 million      $100 million     $100 million      $100 million     $400 million
---------------------------------------------------------------------------     ------------      ------------     ------------
Aggressive Growth and
   Asset Allocation                              .80%             .75%              .70%             .65%              .60%
Balanced, High Yield and Utilities               .60%             .55%              .50%             .45%              .40%
International                                    .75%             .70%              .65%             .60%              .55%
International SmallCap                          1.20%            1.15%             1.10%            1.05%             1.00%
MicroCap and SmallCap Growth                    1.00%             .95%              .90%             .85%              .80%
MidCap                                           .65%             .60%              .55%             .50%              .45%
MidCap Growth and Real Estate                    .90%             .85%              .80%             .75%              .70%
Small Cap                                        .85%             .80%              .75%             .70%              .65%
Small Cap Value                                 1.10%            1.05%             1.00%             .95%              .90%
All Other                                        .50%             .45%              .40%             .35%              .30%


                                                                                            Management Fee
                                                    Net Assets as of                        For Year Ended
              Account                              December 31, 1997                       December 31, 1997
     ------   -----------                          -----------------  --------------------------------------

         Aggressive Growth                             $149,182,003                                80%
         Asset Allocation                                76,804,444                                80
         Balanced                                       133,827,107                                59
         Bond                                            81,920,668                                50
         Capital Value                                  285,231,209                                46
         Government Securities                           94,322,460                                50
         Growth                                         168,160,393                                49
         High Yield                                      15,836,783                                60
         International                                  125,288,774                                74
         MidCap                                         224,629,639                                62
         Money Market                                    47,314,918                                50


     Under a Sub-Advisory Agreement between Invista and the Manager, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Balanced, Capital Value, Government Securities, Growth, International, International SmallCap, MidCap, SmallCap and Utilities Accounts and is reimbursed by the Manager for the cost of providing such services.

     Under a Sub-Advisory Agreement between MSAM and the Manager, MSAM performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Aggressive Growth and Asset Allocation Accounts. The Manager pays MSAM a fee that is accrued daily and payable monthly. The fee is based on the net asset value of each Account as follows: first $40 million of net assets
- the fee is 0.45%; next $160 million - 0.30%; next $100 million - 0.25%; and net assets over $300 million - 0.20%. Invest in real estate limited partnership interests except that this restriction shall not apply to either the MicroCap or Real Estate Accounts.

     Under a Sub-Advisory Agreement between Berger and the Manager, Berger performs all the investment advisory responsibilities of the Manager under the Management Agreement for the SmallCap Growth Account. The Manager pays Berger a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $100 million of net assets - the fee is 0.50%; next $200 million - 0.45%; and net assets over $300 million - 0.40%.

     Under a Sub-Advisory Agreement between Dreyfus and the Manager, Dreyfus performs all the investment advisory responsibilities of the Manager under the Management Agreement for the MidCap Growth Account. The Manager pays Dreyfus a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $50 million of net assets - the fee is 0.40%; and net assets over $50 million - 0.35%.

     Under a Sub-Advisory Agreement between GSAM and the Manager, GSAM performs all the investment advisory responsibilities of the Manager under the Management Agreement for the MicroCap Account. The Manager pays GSAM a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $50 million of net assets - the fee is 0.50%; next $150 million - 0.45%; and net assets over $200 million - 0.40%.

     Under a Sub-Advisory Agreement between J.P.Morgan Investment and the Manager, J.P.Morgan Investment performs all the investment advisory responsibilities of the Manager under the Management Agreement for the SmallCap Value Account. The Manager pays J.P.Morgan Investment a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $50 million of net assets - the fee is 0.60%; next $250 million - 0.55%; and net assets over $300 million - 0.50%.

     Except for certain Fund expenses set out below, the Manager is responsible for expenses, administrative duties and services including the following:
Expenses  incurred  in  connection  with the  registration  of the Fund and Fund shares with the Securities and Exchange Commission and state regulatory agencies; office space, facilities and costs of keeping the books of the Fund; compensation of personnel and officers and any directors who are also affiliated with the Manager; fees for auditors and legal counsel; preparing and printing Fund prospectuses; administration of shareholder accounts, including issuance, maintenance of open account system, dividend disbursement, reports to shareholders, and redemption. However, some or all of these expenses may be assumed by Principal Mutual Life Insurance Company and some or all of the administrative duties and services may be delegated by the Manager to Principal Mutual Life Insurance Company or affiliate thereof.

     Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state or federal taxes, fees and expenses of all directors of the Fund who are not persons affiliated with the Manager, interest, fees for Custodian of the Account, and the cost of meetings of shareholders.

     Fees paid for investment management services during the periods indicated were as follows:


             Management Fees For Year Ended December 31,
                                  1997         1996          1995
   Aggressive Growth            $907,800     $491,699      $180,022
   Asset Allocation              566,727      425,427       272,724
   Balanced                      665,902      420,010       206,614
   Bond                          358,818      260,242       122,783
   Capital Value               1,124,855      816,437       591,891
   Government Securities         426,977      360,968       202,554
   Growth                        650,659      357,833       137,029
   High Yield                     87,845       75,111        64,422
   International                 768,332      376,123       172,258
   MidCap                      1,145,372      606,697       264,411
   Money Market                  224,424      208,822       140,895



     The Management Fees shown above include the fee paid to the Account's Sub-Advisor, if any. Fees paid to each Sub-Advisor for the most recent and immediately preceding fiscal periods were as follows: Aggressive Growth $403,710, $243,337, $101,557; Asset Allocation $272,596, $219,613, $153,832;
Balanced $65,013,  $35,655,  $34,669; Capital Value $138,908,  $76,181, $74,074;
Government  Securities  $23,421,  $12,845,  $12,489;  Growth  $84,191,  $46,173,
$44,896;  International $91,476, $50,168, $48,780; and MidCap $112,374, $61,629,
$59,924.


     The Management Agreements, Sub-Advisory Agreements and Investment Service Agreements, pursuant to which Principal Mutual Life Insurance Company has agreed to furnish certain personnel, services and facilities required by the Manager to enable it to fulfill its investment advisory responsibilities for the Accounts (except the Aggressive Growth, Asset Allocation, MicroCap, MidCap Growth, SmallCap Growth and SmallCap Value Accounts) were last approved by the shareholders of each Account on November 24, 1997. The First Amendment to the Management Agreement, the First Amendment to the Sub-Advisory Agreement between Principal Management and Invista (adding the International SmallCap, SmallCap and Utilities Accounts), the Sub-Advisory Agreement between Principal Management and Berger, the Sub-Advisory Agreement between Principal Management and Dreyfus, the Sub-Advisory Agreement between Principal Management and GSAM, and the Sub-Advisory Agreement between Principal Management and J.P.Morgan Investment were approved by the Fund's Board of Directors on December 8, 1997. Each of these agreements provides for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of an Account of the Fund, provided that in either event such continuation shall be approved by vote of a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Manager, Principal Mutual Life Insurance Company or its subsidiaries, the Fund and, in the case of the Sub-Advisory Agreement for each of the Balanced, Capital Value, Government Securities, Growth, International, International SmallCap, MidCap, SmallCap and Utilities Accounts, Invista; in the case of the Sub-Advisory Agreement for each of the Aggressive Growth and Asset Allocation Accounts, MSAM; for the Sub-Advisory Agreement for the MicroCap Account, GSAM, for the Sub-Advisory Agreement for the MidCap Growth Account, Dreyfus, for the Sub-Advisory Agreement for the SmallCap Growth Account, Berger, and for the
Sub-Advisory Agreement for the SmallCap Value Account, J.P.Morgan Investment cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time on 60 days written notice to the Manager by the Board of Directors of the Fund or by a vote of a majority of the outstanding securities of the Fund and by the Manager, Berger, Dreyfus, GSAM, Invista, J.P. Morgan Investment, MSAM or Principal Mutual Life Insurance
Company, as the case may be, on 60 days written notice to the Fund. The Agreements will automatically terminate in the event of their assignment.

BROKERAGE ON PURCHASES AND SALES OF SECURITIES


     In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Account, the objective of the Accounts' Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager, or Sub-Advisor, considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager, or Sub-Advisor, will pay a broker commissions that are in excess of the amount of commission another broker might have charged for executing the same transaction when the Manager, or Sub-Advisor, believes that such commissions are reasonable in light of (a) the size and difficulty of transactions (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager, or Sub-Advisor, exercises investment discretion. The Manager, or Sub-Advisor, may purchase securities in the over-the-counter market, utilizing the services of principal market matters, unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange from non-Exchange members in transactions off the Exchange.) The Manager, or Sub-Advisor, gives consideration in the allocation of business to services performed by a broker (e.g. the furnishing of statistical data and research generally consisting of information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager, or Sub-Advisor, may pay additional commission amounts for research services but generally does not do so. Such statistical data and research information received from brokers or dealers may be useful in varying degrees and the Manager, or Sub-Advisor, may use it in servicing some or all of the accounts it manages. Some statistical data and research information may not be useful to the Manager, or Sub-Advisor, in managing the client account, brokerage for which resulted in the Manager's, or Sub-Advisor's, receipt of the statistical data and research information. However, in the Manager's, or Sub-Advisor's, opinion, the value thereof is not determinable and it is not expected that the Manager's, or Sub-Advisor's, expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the Manager's, or Sub-Advisor's, own research efforts. The Manager, or Sub-Advisor, allocated portfolio transactions for the Aggressive Growth Account, Asset Allocation Account, Balanced Account, Capital Value Account and International Account to certain brokers during the fiscal year ended December 31, 1997 due to research services provided by such brokers. These portfolio transactions resulted in commissions paid to such brokers by the Funds in the amounts of $17,999, $2,704, $6,825, $15,660 and $9,960, respectively.


     Purchases and sales of debt securities and money market instruments usually will be principal transactions; portfolio securities will normally be purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with the Account paying no brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers will include the spread between the bid and asked prices.

     The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Account went to broker-dealers which provided research, statistical or other factual information.


                        Total Brokerage Commissions Paid
                                Fiscal Year Ended
                                  December 31,

          Account                  1997        1996          1995
-----------------------------------------------------------------
          Aggressive Growth       $418,468    $250,591      $102,404
          Asset Allocation         164,992     109,360        35,476
          Balanced                  58,053      46,458        18,780
          Capital Value            135,417     183,156       142,577
          Growth                    33,836      45,131        28,870
          International            230,351     156,842        78,939
          MidCap                    54,019      63,355        31,588


     Brokerage commissions paid to affiliates during the periods indicated were as follows:


                                                     Commissions Paid to Principal Financial Securities, Inc.

                                             Total Dollar           As Percent of                As Percent of Dollar Amount
       Account                    Year          Amount            Total Commissions            of Commissionable Transactions

       Balanced                    1997         $18,197                31.34%                             43.17%
                                   1995             219                 1.17                               1.88
       Capital Value               1997           2,310                 1.71                               2.03
                                   1996           6,612                 3.61                               7.92
                                   1995           3,750                 2.63                               3.37
       Growth                      1997           4,747                14.03                              16.38
                                   1996             438                  .97                                .86
                                   1995           4,022                13.86                              17.06
       MidCap                      1995             660                 2.08                               3.02


                                                     Commissions Paid to Morgan Stanley and Co.


                                             Total Dollar           As Percent of                As Percent of Dollar Amount
       Account                    Year          Amount            Total Commissions            of Commissionable Transactions
--------------                    --------------------            -----------------            ------------------------------
       Asset Allocation            1997         $ 2,974                 1.80%                              1.29%
       Balanced                    1996           1,300                 2.80                               1.82
       Capital Value               1997           7,155                 5.28                               6.12
                                   1996           3,650                 1.99                               1.48
                                   1995             135                  .09                                .12
       Growth                      1997           1,250                 3.69                               3.83
                                   1995             250                  .87                                .67
       International               1997          10,411                 4.37                               4.20
                                   1996           3,176                 2.02                               1.78
                                   1995           2,207                 2.80                               2.91
       MidCap                      1997           2,250                 4.17                               2.54
                                   1995             250                  .79                               1.53


     Morgan Stanley and Co. is with Morgan Stanley Asset Management, Inc., which acts as a sub-advisor to two Accounts included in the Fund.


     The Manager acts as investment advisor for each of the funds sponsored by Principal Mutual Life Insurance Company and places orders to trade portfolio securities for the funds and the Bond, Money Market and Real Estate Accounts. Orders to trade portfolio securities for the other Accounts are placed by the sub-advisor for the specific Account. If, in carrying out the investment objectives of the Accounts, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Accounts or Funds at the same time, (or, in the case of Accounts managed by Invista, for two or more Funds and any other accounts managed by Invista), the Manager or Invista may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis. The Manager (or, in the case of Accounts managed by Invista, Invista) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasion, the Manager (or, in the case of Accounts managed by Invista, Invista) will employ a computer program to randomly order the Accounts whose individual orders for purchase or sale make up each aggregate or "bunched" order. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" orders shall be allocated to the various Accounts (or, in the case of Invista, the various Accounts or Funds and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Account's or Fund's (or, in the case of Invista, each Account's or Fund's or other client account's) order, in the sequence arrived at by the random ordering. Securities purchased for funds (or, in the case of Invista, Accounts, Funds and other clients accounts) participating in an aggregate or "bunched" order will be placed into those Accounts and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.


     If purchases or sales of the same debt securities are to be made for two or more of the Accounts or Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Account or Fund. If the purchase or sale of securities consistent with the investment objectives of the Accounts or one or more of the other clients for which Berger, Dreyfus, GSAM, J.P. Morgan Investment or MSAM acts as investment sub-advisor or advisor is to be made at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Account or client.

DETERMINATION OF NET ASSET VALUE OF ACCOUNT SHARES

Growth-Oriented and Income-Oriented Accounts

     The net asset values of the shares of each of the Growth-Oriented and Income-Oriented Accounts are determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of an Account's portfolio securities will not materially affect the current net asset value of that Account's redeemable securities, on days during which an Account receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The Accounts treat as customary national business holidays those days on which the New York Stock Exchange is closed for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share for each Account is determined by dividing the value of securities in the Account's investment portfolio plus all other assets, less all liabilities, by the number of Account shares outstanding. Securities for which market quotations are readily available, including options and futures traded on an exchange, are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks, foreign securities and over-the-counter options, the investments are valued by using market quotations, prices provided by market makers, which may include dealers with which the Account has executed transactions, or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost. Other assets are valued at fair value as determined in good faith by the Board of Directors.

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, the Account's net asset value could be significantly affected on days when shareholders have no access to the Account.

     Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of International Account to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor, is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may from time to time be necessary.

Money Market Account

     The net asset value of shares of the Money Market Account is determined at the same time and on the same days as each of the Growth-Oriented Accounts and Income-Oriented Accounts as described above. The net asset value per share for the Account is computed by dividing the total value of the Account's securities and other assets, less liabilities, by the number of Account shares outstanding.

     All securities held by the Money Market Account will be valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Account assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security. Use of the amortized cost valuation method by the Money Market Account requires the Account to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Account can invest only in "Eligible Securities" as that term is defined in Regulations issued under the Investment Company Act of 1940 (see the Fund's Prospectus for a more complete description) determined by the Board of Directors to present minimal credit risks.

     The Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the Account's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities thereof upon certain changes in the Treasury Bill auction interest rate for the purpose of identifying possible deviations in the net asset value per share calculated by using available market quotations or equivalents from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as appropriate, including: the sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Account may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such value at $1.00 per share.

PERFORMANCE CALCULATION

     Each of the Accounts may from time to time advertise its performance in terms of total return. The figures used for total return and yield are based on the historical performance of an Account, or its corresponding, predecessor mutual fund, show the performance of a hypothetical investment and are not intended to indicate future performance. Total return and yield will vary from time to time depending upon market conditions, the composition of an Account's portfolio and operating expenses. These factors and possible differences in the methods used in calculating performance figures should be considered when comparing an Account's performance to the performance of some other kind of investment. The calculations of total return and yield for the Accounts do not include the fees and charges of the separate accounts that invest in the Accounts and, therefore, do not reflect the investment performance of those separate accounts.

     Each Account may also include in its advertisements performance rankings and other performance-related information published by independent statistical services or publishers, such as Lipper Analytical Services, Weisenberger Investment Companies Services, Money Magazine, Forbes, The Wall Street Journal, Barron's and Changing Times, and comparisons of the performance of an Account to that of various market indices, such as the S&P 500 Index, Lehman Brothers GNMA Index, Dow Jones Industrials Index, and the Salomon Brothers Investment Grade Bond Index.

Total Return

     When advertising total return figures, each of the Growth-Oriented Accounts and Income-Oriented Accounts will include its average annual total return for each of the one, five and ten year periods (or if shorter, the period during which its corresponding predecessor fund's registration statement has been in effect) that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, an Account may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) by the initial investment.

     The following table shows as of December 31, 1997 average annual total return for each of the Accounts for the periods indicated:

         Account                    1-Year    5-Year          10-Year
--------------------------         -------    --------        -------
     Aggressive Growth              30.86%    28.83%(2)        N/A
     Asset Allocation               18.19%    14.38%(2)        N/A
     Balanced                       17.93%    12.57%          12.96%
     Bond                           10.60%     8.44%           9.62%
     Capital Value                  28.53%    17.80%          15.23%
     Government Securities          10.39%     7.38%           9.36%
     Growth                         26.96%    18.98%(1)        N/A
     High Yield                     10.75%    10.45%           9.87%
     International                  12.24%    12.67%(1)        N/A
     MidCap                         22.75%    18.18%          18.29%

     (1)  Period beginning May 1, 1994 and ending December 31, 1997.

     (2)  Period beginning June 1, 1994 and ending December 31, 1997.

Yield

     Money Market Account

     The Money Market Account may advertise its yield and its effective yield.


     Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. As of December 31, 1997, the Money Market Account's yield was 5.32%. Because realized capital gains or losses in an Account's portfolio are not included in the calculation, the Account's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, which includes net short-term realized gains or losses on the Account's portfolio.

     Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of December 31, 1997, the Money Market Account's effective yield was 5.46%.


     The yield quoted at any time for the Money Market Account represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Account's portfolio and the Account's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.

     The yield for the Money Market Account will fluctuate daily as the income earned on the investments of the Account fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Account is not insured. Investors comparing results of the Money Market Account with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Account.

TAX STATUS

     It is the policy of each Account to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies, it will be exempt from federal income tax upon the amount so distributed to investors.

     For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated at 60% long-term and 40% short-term. In addition, an Account must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. An Account may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased by the Account with respect to a portfolio security. Gains and losses on figures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that the Account has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

     The 1986 Tax Reform Act imposes an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Fund intends to comply with the Act's requirements and to avoid this excise tax.

GENERAL INFORMATION AND HISTORY

On December 31, 1997, certain Funds sponsored by Principal Mutual Life Insurance Company were reorganized into Accounts of the Principal Variable Contracts Fund, Inc., a corporation incorporated in the State of Maryland. The new series adopted the assets and liabilities of the corresponding Fund. The old Fund names and the corresponding Account are shown below:

                    Fund                                      Account
                    ----                                      -------
   Principal Aggressive Growth Fund, Inc.         Aggressive Growth Account
   Principal Asset Allocation Fund, Inc.          Asset Allocation Account
   Principal Balanced Fund, Inc.                  Balanced Account
   Principal Bond Fund, Inc.                      Bond Account
   Principal Capital Accumulation Fund, Inc.      Capital Value Account
   Principal Emerging Growth Fund, Inc.           MidCap Account
   Principal Government Securities Fund, Inc.     Government Securities Account
   Principal Growth Fund, Inc.                    Growth Account
   Principal High Yield Fund, Inc.                High Yield Account
   Principal Money Market Fund, Inc.              Money Market Account
   Principal World Fund, Inc.                     International Account


The Articles of Incorporation for the Principal Variable Contracts Fund, Inc. were amended on February 13, 1998 to reflect the addition of the following new
Accounts:


     International SmallCap Account                 SmallCap Account
     MicroCap Account                               SmallCap Growth Account
     MidCap Growth Account                          SmallCap Value Account
     Real Estate Account                            Utilities Account

FINANCIAL STATEMENTS


     The financial statements for the Accounts for the fiscal period ended December 31, 1997 appearing in the Annual Report to Shareholders and the report thereon of Ernst and Young LLP, independent auditors, 801 Grand Avenue, Des
Monies, Iowa 50309, appearing therein are incorporated by reference in this Statement of Additional Information. The Annual Report will be furnished, without charge, to investors who request copies of the Statement of Additional Information.


APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA: Debt rated  "AAA" has the  highest  rating  assigned  by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: The rating "C" is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

         A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:   Issues  rated "B" are  regarded  as having only an  adequate  capacity  for
     timely  payment.   However,  such  capacity  may  be  damaged  by  changing
     conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1 A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2 A satisfactory capacity to pay principal and interest.

SP-3 A speculative capacity to pay principal and interest.

                                     PART C
                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements included in the Registration Statement
                      (1)   Part A:
                              Financial Highlights

                      (2)   Part B:
                              Annual Report dated 12/31/97 incorporated by reference

               (b)   Exhibits
                            (1) Amendment and Restatement of the Articles of Incorporation (Filed 2/13/98)
                            (2)   Bylaws (Filed 10/23/97)
                            (5a)  Management Agreement (Filed 10/23/97)
                            (5a1) First Amendment to Management Agreement
                                  (Filed 2/13/98)
                            (5b)  Investment Service Agreement (Filed 10/23/97)
                            (5c)  Sub-Advisory Agreement - Invista Capital
                                  Management, Inc. (Filed 10/23/97)
                            (5c1) First Amendment to Sub-Advisory Agreement
                                  (Filed 2/13/98)
                            (5d) Sub-Advisory Agreement - Morgan Stanley Asset Management, Inc. (Filed 10/23/97)
                            (5e)  Sub-Advisory Agreement - Berger
                                  Associates, Inc.
                            (5f)  Sub-Advisory Agreement - Dreyfus Corporation
                            (5g) Sub-Advisory Agreement - Goldman Sachs Asset Management
                            (5h)  Sub-Advisory Agreement - J.P. Morgan
                                  Investment Management, Inc.
                            (8a)  Domestic Custody Agreement (Filed 10/23/97)
                            (8b)  Global Custody Agreement (Filed 10/23/97)
                            (9) Agreement and Plan of Reorganization and Liquidation (Filed 10/23/97)
                            (11)  Consent of Independent Auditors
                            (12)  Audited Financial Statements as of
                                  December 31, 1997, including the Report of
                                  Ernst & Young LLP, independent auditors for the Registrant.
                            (16)  Total Return Performance Quotation
                                  (Filed 4/12/96)
                            (27)  Financial Data Schedules

Item 25.     Persons Controlled by or Under Common Control with Depositor

              Principal Mutual Life Insurance Company (incorporated as a mutual life insurance company under the laws of Iowa);

              Sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.74% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.95% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Bond Fund, Inc.(a Maryland Corporation) 1.35% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal  Capital  Value Fund,  Inc.  (a  Maryland  Corporation)
               27.36% of  outstanding  shares  owned by  Principal  Mutual  Life
               Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 2.34% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.40% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.48% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 16.72% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 66.10% of shares outstanding owned by Principal
               Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal  International  Fund,  Inc.  (a  Maryland  Corporation)
               23.63% of  shares  outstanding  owned by  Principal  Mutual  Life
               Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 61.51% of shares outstanding owned by Principal
               Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal  Limited Term Bond Fund, Inc. (a Maryland  Corporation)
               45.48% of shares outstanding owned by Principal Mutual Life Insurance Company(including subsidiaries and affiliates) on January 30, 1998.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.60% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 95.34% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal SmallCap Fund, Inc.(a Maryland  Corporation)  88.70% of
               shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 96.92% of shares outstanding of the International Emerging Markets Portfolio, 50.28% of the shares outstanding of the International Securities Portfolio, 96.87% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.56% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Tax-Exempt Cash Management Fund, Inc. (a Maryland Corporation) 0.99% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 1.45% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Mutual Life Insurance Company and its Separate Accounts on January 30, 1998: Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Government Securities, Growth, High Yield, International, MidCap and Money Market.

          Subsidiaries organized and wholly-owned by Principal Mutual Life Insurance Company:

               a. Principal Holding Company (an Iowa Corporation) A holding company wholly-owned by Principal Mutual Life Insurance Company.

               b. PT Asuransi Jiwa Principal Egalita Indonesia (an Indonesia Corporation)

          Subsidiaries wholly-owned by Principal Holding Company:

               a. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

               b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

               c.   Principal   Development   Associates,   Inc.  (a  California
                    Corporation) a real estate development company.

               d. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

               e. Invista Capital Management, Inc. (an Iowa Corporation) a registered investment adviser.

               f. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

               g. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

               h. Delaware Charter Guarantee & Trust Company (a Delaware Corporation) a nondepository trust company.

               i. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that developes and manages preferred provider organizations.

               j.   Principal   Health  Care,  Inc.  (an  Iowa   Corporation)  a
                    developer and administrator of managed care systems.

               k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

               l. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               m. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

               n.   Principal  International,   Inc.  (an  Iowa  Corporation)  a
                    company formed for the purpose of international business development.

               o.   Principal   Spectrum   Associates,    Inc.   (a   California
                    Corporation) a real estate development company.

               p. Principal Commercial Advisors, Inc. (an Iowa Corporation) a company that purchases, manages and sells commercial real estate assets.

               q. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

               r. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               s.   Equity FC, Ltd. (an Iowa Corporation)  engaged in investment
                    transactions   including  limited  partnership  and  limited
                    liability companies.

               t. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

               u. HealthRisk Resource Group, Inc. (an Iowa Corporation) a management services organization.

          Subsidiaries  organized and wholly-owned by Princor Financial Services
          Corporation:

               a. Principal Management Corporation (an Iowa Corporation) a registered investment advisor.

               b.   Principal Investors Corporation (a New Jersey Corporation) a
                    registered   broker-dealer  with  the  Securities   Exchange
                    Commission. It is not currently active.

          Subsidiary wholly owned by Delaware Charter Guarantee & Trust Company:

               a.   Trust  Consultants,   Inc.  (a  California   Corporation)  a
                    Consulting and Administration of Employee Benefit Plans.

          Subsidiary organized and wholly-owned by Principal Health Care, Inc.:

               a. Principal Health Care of Texas, Inc. ( a Texas Corporation) a health maintenance organization.

          Subsidiaries owned by The Admar Group, Inc.:

               a. Admar Corporation (a California Corporation) a managed care services organization.

               b. Admar Insurance Marketing, Inc. (a California Corporation) a managed care services organization.

               c. Benefit Plan Administrators, Inc. (a Colorado Corporation) a managed care services organization.

               d. SelectCare Management Co., Inc. (a California Corporation) a managed care services organization.

               e. Image Financial & Insurance Services, Inc. (a California Corporation) a managed care services organization.

               f. WM. G. Hofgard & Co., Inc. (a California Corporation) a managed care services organization.

          Subsidiaries owned by Principal International, Inc.:

               a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) group life and group pension products.

               b.   Principal  International   Argentina,   S.A.  (an  Argentina
                    services corporation).

               c.   Principal   International   Asia   Limited   (a  Hong   Kong
                    Corporation)   a   corporation   operating   as  a  regional
                    headquarters for Asia.

               d.   Principal    International   de   Chile,   S.A.   (a   Chile
                    Corporation) a holding company.

               e. Principal International Espana, S.A. de Seguros de Vida (a Spain Corporation) a life insurance company (individual group), annuities and pension.

               f.   Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico
                    Corporation)  a  life  insurance  company   (individual  and
                    group), personal accidents.

               g.   Qualitas   Medica,   S.A.  (an   Argentina   HMO)  a  health
                    maintenance organization.

               h. Afore Confia-Principal, S.a. de C.V. (a Mexico Corporation), pension.

               i.   Zao Principal International (a Russia Corporation) inactive.

               j. Principal Trust Company (Asia) Limited (an Asia trust company).

          Subsidiaries  owned by Principal International Argentina, S.A.:

               a. Ethika Administradora de Fondos de Jubilaciones y Pensions S.A. (an Argentina company) a pension company.

               b. Principal Compania de Seguros de Retiro, S.A. (an Argentina Corporation) an individual annuity/employee benefit company.

               c. Principal Life Compania de Seguros, S.A. (an Argentina Corporation) a life insurance company.

          Subsidiary owned by Principal International de Chile, S.A.:

               a.   BanRenta   Compania  de  Seguros  de  Vida,  S.A.  (a  Chile
                    Corporation) group life and supplemental health, individual annuities.

          Subsidiary owned by Principal International Espana, S.A. de Seguros de
          Vida:

               a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiary owned by Afore Confia-Principal, S.A. de C.V.:

               a. Siefore Confia-Principal, S.A. de C.V. (a Mexico Corporation) an investment fund company.

Item 26.       Number of Holders of Securities - As of:  March 31, 1998

                     (1)                                              (2)
               Title of Class                                  Number of Holders

               Common-Principal Variable Contracts Fund, Inc.
                      Aggressive Growth Account                       1
                      Asset Allocation Account                        1
                      Balanced Account                                1
                      Bond Account                                    1
                      Capital Value Account                           1
                      Government Securities Account                   1
                      Growth Account                                  1
                      High Yield Account                              1
                      International Account                           1
                      MidCap Account                                  1
                      Money Market Account                            1

Item 27.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or


      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 28.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, is set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference. The principal business address for these individuals is The Principal Financial Group, Des Moines, Iowa 50392.

     Name and Position             Position or Office Held with
     or Office Held with           Registrant or Other Substantial
     Investment Adviser            Business Affiliation
     -------------------           -------------------------------

     John E. Aschenbrenner         Senior Vice President
     Director                      Principal Mutual Life
                                   Insurance Company

     Craig R. Barnes               President and Director
     Vice President                Invista Capital
                                   Management, Inc.

    *Craig L. Bassett              See Part B
     Treasurer

    *Michael J. Beer               See Part B
     Senior Vice President and
     Chief Operating Officer

     Mary L. Bricker               Counsel & Assistant
     Assistant Corporate           Corporate Secretary
     Secretary                     Principal Mutual Life
                                   Insurance Company

     David J. Drury                Chief Executive Officer
     Director                      and Chairman of the Board
                                   Principal Mutual Life
                                   Insurance Company

    *Arthur S. Filean              See Part B
     Vice President

     Paul N. Germain               Vice President
     Vice President                - Mutual Fund Operations
     - Mutual Fund Operations      Princor Financial Services
                                   Corporation

    *Ernest H. Gillum              See Part B
     Assistant Vice President
     - Registered Products

     Thomas J. Graf                Senior Vice President
     Director                      Principal Mutual Life
                                   Insurance Company

    *J. Barry Griswell             See Part B
     Chairman of the Board
     and Director

     Joyce N. Hoffman              Vice President and
     Vice President and            Corporate Secretary
     Corporate Secretary           Principal Mutual Life
                                   Insurance Company

    *Stephan L. Jones              See Part B
     Director and President

     Ronald E. Keller              Executive Vice President
     Director                      Principal Mutual Life
                                   Insurance Company

     Ellen Z. Lamale               Vice President & Chief Actuary
     Director                      Principal Mutual Life
                                   Insurance Company

     Gregg R. Narber               Senior Vice President &
     Director                      General Counsel
                                   Principal Mutual Life
                                   Insurance Company

     Richard L. Prey               Senior Vice President
     Director                      Principal Mutual Life
                                   Insurance Company

     Layne A. Rasmussen            Controller
     Controller - Mutual Funds     Princor Financial Services
                                   Corporation

     Elizabeth R. Ring             Controller
     Controller                    Princor Financial Services
                                   Corporation

    *Michael D. Roughton           See Part B
     Counsel

     Jean B. Schustek              Product Compliance Officer
     Product Compliance Officer    Princor Financial Services
     - Registered Products         Corporation


     Dewain A. Sparrgrove          Vice President- Investment
     Vice President                Securities
                                   Principal Mutual Life
                                   Insurance Company

     Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Tax-Exempt Cash Management Fund, Inc., Principal Utilities Fund, Inc. and Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Mutual Life Insurance Company.

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Tax-Exempt Cash Management Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)                            (3)
                               Positions
                               and offices                    Positions and
  Name and principal           with principal                 offices with
  business address             underwriter                    registrant

     John E. Aschenbrenner    Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services             None
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer                      Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Senior Vice President and      Vice President
     The Principal            Chief Operating Officer
     Financial Group
     Des Moines, IA 50392

     Mary L. Bricker          Assistant Corporate            None
     The Principal            Secretary
     Financial Group
     Des Moines, IA 50392

     Lynn A. Brones           Vice President -               None
     The Principal            Investment Network
     Financial Group
     Des Moines, IA 50392

     David J. Drury           Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Arthur S. Filean         Vice President                 Vice President
     The Principal                                           and Secretary
     Financial Group
     Des Moines, IA 50392

     Paul N. Germain          Vice President                 None
     The Principal            - Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Assistant Vice President -     Assistant
     The Principal            Registered Products            Secretary
     Financial Group
     Des Moines, IA 50392

     William C. Gordon        Insurance License Officer      None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Thomas J. Graf           Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and                   Director and
     The Principal            Chairman of the                Chairman of the
     Financial Group          Board                          Board
     Des Moines, IA 50392

     Joyce N. Hoffman         Vice President and             None
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Stephan L. Jones         Director and                   Director and
     The Principal            President                      President
     Financial Group
     Des Moines, IA 50392

     Ronald E. Keller         Director                       Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ellen Z. Lamale          Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     John R. Lepley           Senior Vice                    None
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Gregg R. Narber          Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Mark M. Oswald           Compliance Officer             None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kelly A. Paul            Systems/Technology -           None
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Richard L. Prey          Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Layne A. Rasmussen       Controller -                   None
     The Principal            Mutual Funds
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson     Operations Officer -           None
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Elizabeth R. Ring        Controller                     None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel                        Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Product Compliance Officer -   None
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  50392

     Kyle R. Selberg          Vice President-Marketing       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Susan R. Sorensen        Marketing Officer              None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Roger C. Stroud          Assistant Director -           None
     The Principal            Marketing
     Financial Group
     Des Moines, IA 50392

               (c)    Inapplicable.

Item 30.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Mutual Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.       Management Services

               Inapplicable.

Item 32.       Undertakings

                                 Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

                           Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

                    Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirments for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 13th day of April, 1998.


                                       Principal Variable Contracts Fund, Inc.

                                                  (Registrant)



                                       By          /s/ S. L. Jones
                                          ______________________________________
                                                  S. L. Jones
                                                  President and Director


Attest:


/s/ A. S. Filean
______________________________________
A. S. Filean
Vice President and Secretary

     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ S. L. Jones
_____________________________      President and Director      April 13, 1998
S. L. Jones                        (Principal Executive        _________________
                                   Officer)


   (J. B. Griswell)*
_____________________________      Director and                April 13, 1998
J. B. Griswell                     Chairman of the Board       _________________


/s/ M. J. Beer
_____________________________      Financial Officer           April 13, 1998
M. J. Beer                         (Principal Financial        _________________
                                   and Accounting Officer)


   (J. D. Davis)*
_____________________________      Director                    April 13, 1998
J. D. Davis                                                    _________________


   (P. A. Ferguson)*
_____________________________      Director                    April 13, 1998
P. A. Ferguson                                                 _________________


   (R. W. Gilbert)*
_____________________________      Director                    April 13, 1998
R. W. Gilbert                                                  _________________


   (R. E. Keller)*
_____________________________      Director                    April 13, 1998
R. E. Keller                                                   _________________


   (B. A. Lukavsky)*
_____________________________      Director                    April 13, 1998
B. A. Lukavsky                                                 _________________


   (R. G. Peebler)*
_____________________________      Director                    April 13, 1998
R. G. Peebler                                                  _________________



                                        *By    /s/ S. L. Jones
                                           _____________________________________
                                           S. L. Jones
                                           President and Director


                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included